UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Short Duration
High Income Fund

January 31, 2014

1.969440.100

SDH-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.6%
	Principal Amount	Value
Air Transportation - 4.8%
Air Canada 6.625% 5/15/18 (b)	$ 200,000	$ 202,140
U.S. Airways Group, Inc. 6.125% 6/1/18	820,000	846,650
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,051,250
		2,100,040
Automotive - 7.1%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	500,000	513,750
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19	300,000	326,625
Dana Holding Corp. 6.5% 2/15/19	300,000	319,500
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	204,675
General Motors Co. 3.5% 10/2/18 (b)	200,000	204,250
General Motors Financial Co., Inc. 3.25% 5/15/18 (b)	300,000	302,250
Jaguar Land Rover PLC 4.125% 12/15/18 (b)	200,000	201,500
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (b)(c)	1,000,000	1,060,000
		3,132,550
Banks & Thrifts - 4.6%
Ally Financial, Inc.:
2.75% 1/30/17	40,000	40,150
3.5% 1/27/19	280,000	276,500
4.75% 9/10/18	200,000	209,000
Bank of America Corp. 2% 1/11/18	150,000	150,215
JPMorgan Chase & Co. 2.35% 1/28/19	200,000	199,703
SunTrust Bank 1.35% 2/15/17	200,000	200,535
Synovus Financial Corp. 5.125% 6/15/17	900,000	942,750
		2,018,853
Broadcasting - 0.5%
Clear Channel Communications, Inc. 5.5% 12/15/16	235,000	211,500
Building Materials - 2.8%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	102,125
HD Supply, Inc. 8.125% 4/15/19	300,000	333,563
Headwaters, Inc.:
7.25% 1/15/19 (b)	100,000	102,500
7.625% 4/1/19	200,000	216,000
U.S. Concrete, Inc. 8.5% 12/1/18 (b)	100,000	105,500
USG Corp. 9.75% 1/15/18	300,000	357,000
		1,216,688
Cable TV - 2.5%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	168,375
DISH DBS Corp.:
4.25% 4/1/18	155,000	158,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
DISH DBS Corp.: - continued
4.625% 7/15/17	$ 200,000	$ 209,500
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	219,733
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.5% 3/15/19 (b)	300,000	327,375
		1,083,083
Capital Goods - 0.5%
Roper Industries, Inc. 1.85% 11/15/17	200,000	200,584
Chemicals - 3.4%
Ashland, Inc. 3.875% 4/15/18	100,000	101,625
INEOS Finance PLC 8.375% 2/15/19 (b)	300,000	330,750
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	515,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (b)	525,000	536,813
		1,484,188
Containers - 1.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (b)	305,000	325,969
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19	300,000	330,000
		655,969
Diversified Financial Services - 11.8%
Aircastle Ltd.:
4.625% 12/15/18	590,000	594,425
6.75% 4/15/17	200,000	223,750
CIT Group, Inc.:
5.25% 3/15/18	500,000	532,500
5.5% 2/15/19 (b)	100,000	106,500
Citigroup, Inc. 4.45% 1/10/17	200,000	216,675
Discover Financial Services 6.45% 6/12/17	200,000	226,769
General Electric Capital Corp. 2.3% 1/14/19	100,000	101,066
Goldman Sachs Group, Inc. 1.3406% 11/15/18 (c)	200,000	200,463
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (b)	390,000	390,488
4.875% 3/15/19 (b)	800,000	797,000
ILFC E-Capital Trust I 5.46% 12/21/65 (b)(c)	105,000	95,944
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	35,000	32,900
International Lease Finance Corp.:
3.875% 4/15/18	35,000	35,093
8.75% 3/15/17	400,000	466,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Morgan Stanley 2.125% 4/25/18	$ 150,000	$ 149,777
NiSource Finance Corp. 5.25% 9/15/17	200,000	223,870
SLM Corp.:
4.875% 6/17/19	255,000	252,425
5.5% 1/15/19	450,000	460,125
8.45% 6/15/18	90,000	104,288
		5,210,058
Electric Utilities - 2.9%
Atlantic Power Corp. 9% 11/15/18	305,000	325,588
DCP Midstream Operating LP 2.5% 12/1/17	100,000	100,838
GenOn Energy, Inc. 9.5% 10/15/18	400,000	430,000
NRG Energy, Inc. 7.625% 1/15/18	375,000	421,875
		1,278,301
Energy - 4.5%
Anadarko Petroleum Corp. 5.95% 9/15/16	200,000	223,132
Basic Energy Services, Inc. 7.75% 2/15/19	720,000	756,000
Expro Finance Luxembourg SCA 8.5% 12/15/16 (b)	400,000	418,000
Exterran Holdings, Inc. 7.25% 12/1/18	100,000	105,625
Petroleos Mexicanos 3.5% 7/18/18	250,000	255,625
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	135,000	143,775
Western Gas Partners LP 2.6% 8/15/18	100,000	100,747
		2,002,904
Entertainment/Film - 1.2%
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18 (b)	315,000	322,875
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	200,000	207,500
		530,375
Environmental - 0.3%
Tervita Corp. 8% 11/15/18 (b)	125,000	128,125
Gaming - 0.8%
MGM Mirage, Inc. 7.625% 1/15/17	300,000	340,500
Healthcare - 8.3%
Community Health Systems, Inc. 5.125% 8/15/18	1,115,000	1,177,704
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18	575,000	633,938
9.875% 4/15/18	200,000	217,500
HCA Holdings, Inc. 6.5% 2/15/16	450,000	489,375
HealthSouth Corp. 7.25% 10/1/18	400,000	425,000
Tenet Healthcare Corp. 6.25% 11/1/18	210,000	232,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Valeant Pharmaceuticals International:
6.75% 10/1/17 (b)	$ 300,000	$ 319,125
6.75% 8/15/18 (b)	150,000	164,438
		3,659,130
Homebuilders/Real Estate - 5.2%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	162,539
D.R. Horton, Inc. 3.625% 2/15/18	200,000	203,000
Developers Diversified Realty Corp. 4.75% 4/15/18	150,000	163,095
Lennar Corp. 4.125% 12/1/18	50,000	49,938
Liberty Property LP 6.625% 10/1/17	150,000	171,710
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,000
Standard Pacific Corp.:
8.375% 5/15/18	500,000	586,250
10.75% 9/15/16	400,000	485,000
Toll Brothers Finance Corp. 4% 12/31/18	335,000	340,025
		2,311,557
Insurance - 0.5%
American International Group, Inc. 5.45% 5/18/17	200,000	223,451
Leisure - 0.8%
NCL Corp. Ltd. 5% 2/15/18	340,000	351,900
Metals/Mining - 2.5%
Boart Longyear Management Pty Ltd. 10% 10/1/18 (b)	400,000	417,000
CONSOL Energy, Inc. 8% 4/1/17	550,000	576,125
FMG Resources (August 2006) Pty Ltd. 6.375% 2/1/16 (b)	100,000	103,650
		1,096,775
Paper - 1.5%
Sappi Papier Holding GmbH 7.75% 7/15/17 (b)	600,000	664,500
Publishing/Printing - 0.2%
R.R. Donnelley & Sons Co. 7.25% 5/15/18	90,000	103,050
Services - 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9956% 12/1/17 (b)(c)	25,000	25,188
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (b)	10,000	10,338
Hertz Corp.:
4.25% 4/1/18	310,000	315,425
6.75% 4/15/19	300,000	319,125
		670,076
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - 3.1%
Aguila 3 SA 7.875% 1/31/18 (b)	$ 700,000	$ 742,875
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	575,000	615,969
		1,358,844
Steel - 1.6%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	120,000	124,200
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9% 10/15/17	35,000	37,888
Steel Dynamics, Inc. 6.125% 8/15/19	500,000	546,250
		708,338
Super Retail - 0.9%
Best Buy Co., Inc. 5% 8/1/18	405,000	417,150
Technology - 4.0%
ADT Corp. 2.25% 7/15/17	30,000	29,569
Dell, Inc. 5.65% 4/15/18	540,000	554,850
First Data Corp. 7.375% 6/15/19 (b)	500,000	533,750
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	400,000	400,000
Seagate HDD Cayman 3.75% 11/15/18 (b)	255,000	260,100
		1,778,269
Telecommunications - 9.3%
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (b)	1,110,000	1,107,225
AT&T, Inc. 1.1459% 11/27/18 (c)	200,000	202,067
Digicel Group Ltd. 8.25% 9/1/17 (b)	150,000	155,625
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	15,000	16,013
Level 3 Financing, Inc. 3.8459% 1/15/18 (b)(c)	335,000	340,025
NII Capital Corp. 10% 8/15/16	35,000	21,875
Sprint Communications, Inc.:
9% 11/15/18 (b)	150,000	181,125
9.125% 3/1/17	200,000	235,000
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (b)	420,000	441,966
Telesat Canada/Telesat LLC 6% 5/15/17 (b)	290,000	300,875
Verizon Communications, Inc. 3.65% 9/14/18	250,000	266,119
Wind Acquisition Finance SA 7.25% 2/15/18 (b)	750,000	785,625
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (b)(c)	25,000	25,875
		4,079,415
TOTAL NONCONVERTIBLE BONDS (Cost $39,012,879)		39,016,173
Bank Loan Obligations - 9.8%
	Principal Amount	Value
Automotive - 0.1%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (c)	$ 20,000	$ 20,000
Broadcasting - 0.4%
Clear Channel Communications, Inc. Tranche D, term loan 6.9095% 1/30/19 (c)	100,000	97,375
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (c)	25,000	25,344
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)	25,000	25,188
		147,907
Building Materials - 0.0%
Ply Gem Industries, Inc. Tranche B, term loan 4% 1/30/21 (c)	5,000	5,013
Cable TV - 0.8%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	199,499	198,501
CSC Holdings LLC Tranche B, term loan 2.6595% 4/17/20 (c)	149,749	149,001
		347,502
Containers - 0.6%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (d)	105,000	105,788
12/17/19 (d)	15,000	15,113
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	30,000	30,000
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (c)	115,000	116,150
		267,051
Diversified Financial Services - 0.2%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	100,000	102,875
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)	199,499	198,751
Southwire LLC, Tranche B, term loan 1/31/21 (d)	40,000	40,050
		238,801
Energy - 0.6%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	155,000	155,000
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (c)	100,000	102,750
Bank Loan Obligations - continued
	Principal Amount	Value
Energy - continued
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (c)	$ 5,000	$ 5,031
Sheridan Investment Partners I term loan 4.25% 12/16/20 (c)	8,396	8,459
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (c)	1,168	1,177
Tranche M, term loan 4.25% 12/16/20 (c)	436	439
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (c)	5,000	5,050
		277,906
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 1/31/21 (d)	5,000	5,013
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (c)	5,000	5,025
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (c)	5,000	5,031
		10,056
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B, term loan 5% 3/21/19 (c)	100,000	100,375
Food/Beverage/Tobacco - 0.3%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (c)	100,000	102,375
Del Monte Foods Consumer Products Tranche B 1LN, term loan 11/26/20 (d)	15,000	15,038
		117,413
Gaming - 1.5%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	200,000	202,000
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (e)	46,500	47,256
5.5% 11/21/19 (c)	108,500	110,399
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)	140,000	140,350
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)	149,622	149,817
		649,822
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - 0.5%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (c)	$ 30,000	$ 30,300
Endo Luxembourg Finance I Comp Tranche B, term loan 12/12/20 (d)	70,000	70,875
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9966% 5/1/18 (c)	109,725	109,593
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (c)	5,000	5,088
Tranche B 1LN, term loan 4.25% 1/28/21 (c)	10,000	10,038
VWR Funding, Inc. term loan 4/3/17 (d)	5,000	5,013
		230,907
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (c)	28,000	28,175
Insurance - 0.4%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (c)	90,000	90,900
Tranche B 1LN, term loan 4.5% 11/30/19 (c)	99,393	99,273
		190,173
Metals/Mining - 0.3%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (c)	134,663	136,009
Publishing/Printing - 0.3%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (c)	145,000	145,181
Services - 0.7%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	69,786	70,048
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (c)	5,000	5,031
Filtration Group Corp. Tranche B 1LN, term loan 4.5% 11/21/20 (c)	105,000	105,919
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	95,436	95,913
Tranche DD, term loan 4% 11/8/20 (c)	24,414	24,536
Redtop Acquisitions Ltd. Tranche B 1LN, term loan 4.5% 12/3/20 (c)	5,000	5,044
		306,491
Technology - 1.4%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (c)	5,000	5,050
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
Applied Systems, Inc.: - continued
Tranche B 2LN, term loan 7.5% 1/23/22 (c)	$ 5,000	$ 5,100
Avaya, Inc. Tranche B 6LN, term loan 3/31/18 (d)	140,000	140,000
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (c)	199,500	198,762
First Data Corp. term loan 4.158% 3/24/18 (c)	200,000	199,750
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	15,000	15,038
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (c)	4,986	5,023
NXP BV Tranche D, term loan 3.25% 1/11/20 (c)	54,863	54,863
		623,586
Telecommunications - 0.8%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 1/30/19 (d)	125,000	125,625
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (c)	200,000	203,250
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (c)	5,000	5,000
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)	20,000	20,176
		354,051
TOTAL BANK LOAN OBLIGATIONS (Cost $4,291,245)		4,304,307
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $1,364,742)	1,364,742	1,364,742
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $44,668,866)		44,685,222
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(661,806)
NET ASSETS - 100%		$ 44,023,416
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,078,797 or 32.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The coupon rate will be determined upon settlement of the loan after period end.

(e) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $46,500 and $47,256, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 908
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 39,016,173	$ -	$ 39,016,173	$ -
Bank Loan Obligations	4,304,307	-	4,304,307	-
Money Market Funds	1,364,742	1,364,742	-	-
Total Investments in Securities:	$ 44,685,222	$ 1,364,742	$ 43,320,480	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $44,668,644. Net unrealized appreciation aggregated $16,578, of which $173,443 related to appreciated investment securities and $156,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Short Duration High
Income Fund
Class A
Class T
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity ®
Short Duration High Income Fund

1.969460.100

ASDH-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.6%
	Principal Amount	Value
Air Transportation - 4.8%
Air Canada 6.625% 5/15/18 (b)	$ 200,000	$ 202,140
U.S. Airways Group, Inc. 6.125% 6/1/18	820,000	846,650
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,051,250
		2,100,040
Automotive - 7.1%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	500,000	513,750
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19	300,000	326,625
Dana Holding Corp. 6.5% 2/15/19	300,000	319,500
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	204,675
General Motors Co. 3.5% 10/2/18 (b)	200,000	204,250
General Motors Financial Co., Inc. 3.25% 5/15/18 (b)	300,000	302,250
Jaguar Land Rover PLC 4.125% 12/15/18 (b)	200,000	201,500
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (b)(c)	1,000,000	1,060,000
		3,132,550
Banks & Thrifts - 4.6%
Ally Financial, Inc.:
2.75% 1/30/17	40,000	40,150
3.5% 1/27/19	280,000	276,500
4.75% 9/10/18	200,000	209,000
Bank of America Corp. 2% 1/11/18	150,000	150,215
JPMorgan Chase & Co. 2.35% 1/28/19	200,000	199,703
SunTrust Bank 1.35% 2/15/17	200,000	200,535
Synovus Financial Corp. 5.125% 6/15/17	900,000	942,750
		2,018,853
Broadcasting - 0.5%
Clear Channel Communications, Inc. 5.5% 12/15/16	235,000	211,500
Building Materials - 2.8%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	102,125
HD Supply, Inc. 8.125% 4/15/19	300,000	333,563
Headwaters, Inc.:
7.25% 1/15/19 (b)	100,000	102,500
7.625% 4/1/19	200,000	216,000
U.S. Concrete, Inc. 8.5% 12/1/18 (b)	100,000	105,500
USG Corp. 9.75% 1/15/18	300,000	357,000
		1,216,688
Cable TV - 2.5%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	168,375
DISH DBS Corp.:
4.25% 4/1/18	155,000	158,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
DISH DBS Corp.: - continued
4.625% 7/15/17	$ 200,000	$ 209,500
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	219,733
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.5% 3/15/19 (b)	300,000	327,375
		1,083,083
Capital Goods - 0.5%
Roper Industries, Inc. 1.85% 11/15/17	200,000	200,584
Chemicals - 3.4%
Ashland, Inc. 3.875% 4/15/18	100,000	101,625
INEOS Finance PLC 8.375% 2/15/19 (b)	300,000	330,750
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	515,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (b)	525,000	536,813
		1,484,188
Containers - 1.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (b)	305,000	325,969
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19	300,000	330,000
		655,969
Diversified Financial Services - 11.8%
Aircastle Ltd.:
4.625% 12/15/18	590,000	594,425
6.75% 4/15/17	200,000	223,750
CIT Group, Inc.:
5.25% 3/15/18	500,000	532,500
5.5% 2/15/19 (b)	100,000	106,500
Citigroup, Inc. 4.45% 1/10/17	200,000	216,675
Discover Financial Services 6.45% 6/12/17	200,000	226,769
General Electric Capital Corp. 2.3% 1/14/19	100,000	101,066
Goldman Sachs Group, Inc. 1.3406% 11/15/18 (c)	200,000	200,463
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (b)	390,000	390,488
4.875% 3/15/19 (b)	800,000	797,000
ILFC E-Capital Trust I 5.46% 12/21/65 (b)(c)	105,000	95,944
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	35,000	32,900
International Lease Finance Corp.:
3.875% 4/15/18	35,000	35,093
8.75% 3/15/17	400,000	466,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Morgan Stanley 2.125% 4/25/18	$ 150,000	$ 149,777
NiSource Finance Corp. 5.25% 9/15/17	200,000	223,870
SLM Corp.:
4.875% 6/17/19	255,000	252,425
5.5% 1/15/19	450,000	460,125
8.45% 6/15/18	90,000	104,288
		5,210,058
Electric Utilities - 2.9%
Atlantic Power Corp. 9% 11/15/18	305,000	325,588
DCP Midstream Operating LP 2.5% 12/1/17	100,000	100,838
GenOn Energy, Inc. 9.5% 10/15/18	400,000	430,000
NRG Energy, Inc. 7.625% 1/15/18	375,000	421,875
		1,278,301
Energy - 4.5%
Anadarko Petroleum Corp. 5.95% 9/15/16	200,000	223,132
Basic Energy Services, Inc. 7.75% 2/15/19	720,000	756,000
Expro Finance Luxembourg SCA 8.5% 12/15/16 (b)	400,000	418,000
Exterran Holdings, Inc. 7.25% 12/1/18	100,000	105,625
Petroleos Mexicanos 3.5% 7/18/18	250,000	255,625
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	135,000	143,775
Western Gas Partners LP 2.6% 8/15/18	100,000	100,747
		2,002,904
Entertainment/Film - 1.2%
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18 (b)	315,000	322,875
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	200,000	207,500
		530,375
Environmental - 0.3%
Tervita Corp. 8% 11/15/18 (b)	125,000	128,125
Gaming - 0.8%
MGM Mirage, Inc. 7.625% 1/15/17	300,000	340,500
Healthcare - 8.3%
Community Health Systems, Inc. 5.125% 8/15/18	1,115,000	1,177,704
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18	575,000	633,938
9.875% 4/15/18	200,000	217,500
HCA Holdings, Inc. 6.5% 2/15/16	450,000	489,375
HealthSouth Corp. 7.25% 10/1/18	400,000	425,000
Tenet Healthcare Corp. 6.25% 11/1/18	210,000	232,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Valeant Pharmaceuticals International:
6.75% 10/1/17 (b)	$ 300,000	$ 319,125
6.75% 8/15/18 (b)	150,000	164,438
		3,659,130
Homebuilders/Real Estate - 5.2%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	162,539
D.R. Horton, Inc. 3.625% 2/15/18	200,000	203,000
Developers Diversified Realty Corp. 4.75% 4/15/18	150,000	163,095
Lennar Corp. 4.125% 12/1/18	50,000	49,938
Liberty Property LP 6.625% 10/1/17	150,000	171,710
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,000
Standard Pacific Corp.:
8.375% 5/15/18	500,000	586,250
10.75% 9/15/16	400,000	485,000
Toll Brothers Finance Corp. 4% 12/31/18	335,000	340,025
		2,311,557
Insurance - 0.5%
American International Group, Inc. 5.45% 5/18/17	200,000	223,451
Leisure - 0.8%
NCL Corp. Ltd. 5% 2/15/18	340,000	351,900
Metals/Mining - 2.5%
Boart Longyear Management Pty Ltd. 10% 10/1/18 (b)	400,000	417,000
CONSOL Energy, Inc. 8% 4/1/17	550,000	576,125
FMG Resources (August 2006) Pty Ltd. 6.375% 2/1/16 (b)	100,000	103,650
		1,096,775
Paper - 1.5%
Sappi Papier Holding GmbH 7.75% 7/15/17 (b)	600,000	664,500
Publishing/Printing - 0.2%
R.R. Donnelley & Sons Co. 7.25% 5/15/18	90,000	103,050
Services - 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9956% 12/1/17 (b)(c)	25,000	25,188
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (b)	10,000	10,338
Hertz Corp.:
4.25% 4/1/18	310,000	315,425
6.75% 4/15/19	300,000	319,125
		670,076
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - 3.1%
Aguila 3 SA 7.875% 1/31/18 (b)	$ 700,000	$ 742,875
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	575,000	615,969
		1,358,844
Steel - 1.6%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	120,000	124,200
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9% 10/15/17	35,000	37,888
Steel Dynamics, Inc. 6.125% 8/15/19	500,000	546,250
		708,338
Super Retail - 0.9%
Best Buy Co., Inc. 5% 8/1/18	405,000	417,150
Technology - 4.0%
ADT Corp. 2.25% 7/15/17	30,000	29,569
Dell, Inc. 5.65% 4/15/18	540,000	554,850
First Data Corp. 7.375% 6/15/19 (b)	500,000	533,750
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	400,000	400,000
Seagate HDD Cayman 3.75% 11/15/18 (b)	255,000	260,100
		1,778,269
Telecommunications - 9.3%
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (b)	1,110,000	1,107,225
AT&T, Inc. 1.1459% 11/27/18 (c)	200,000	202,067
Digicel Group Ltd. 8.25% 9/1/17 (b)	150,000	155,625
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	15,000	16,013
Level 3 Financing, Inc. 3.8459% 1/15/18 (b)(c)	335,000	340,025
NII Capital Corp. 10% 8/15/16	35,000	21,875
Sprint Communications, Inc.:
9% 11/15/18 (b)	150,000	181,125
9.125% 3/1/17	200,000	235,000
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (b)	420,000	441,966
Telesat Canada/Telesat LLC 6% 5/15/17 (b)	290,000	300,875
Verizon Communications, Inc. 3.65% 9/14/18	250,000	266,119
Wind Acquisition Finance SA 7.25% 2/15/18 (b)	750,000	785,625
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (b)(c)	25,000	25,875
		4,079,415
TOTAL NONCONVERTIBLE BONDS (Cost $39,012,879)		39,016,173
Bank Loan Obligations - 9.8%
	Principal Amount	Value
Automotive - 0.1%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (c)	$ 20,000	$ 20,000
Broadcasting - 0.4%
Clear Channel Communications, Inc. Tranche D, term loan 6.9095% 1/30/19 (c)	100,000	97,375
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (c)	25,000	25,344
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)	25,000	25,188
		147,907
Building Materials - 0.0%
Ply Gem Industries, Inc. Tranche B, term loan 4% 1/30/21 (c)	5,000	5,013
Cable TV - 0.8%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	199,499	198,501
CSC Holdings LLC Tranche B, term loan 2.6595% 4/17/20 (c)	149,749	149,001
		347,502
Containers - 0.6%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (d)	105,000	105,788
12/17/19 (d)	15,000	15,113
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	30,000	30,000
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (c)	115,000	116,150
		267,051
Diversified Financial Services - 0.2%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	100,000	102,875
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)	199,499	198,751
Southwire LLC, Tranche B, term loan 1/31/21 (d)	40,000	40,050
		238,801
Energy - 0.6%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	155,000	155,000
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (c)	100,000	102,750
Bank Loan Obligations - continued
	Principal Amount	Value
Energy - continued
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (c)	$ 5,000	$ 5,031
Sheridan Investment Partners I term loan 4.25% 12/16/20 (c)	8,396	8,459
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (c)	1,168	1,177
Tranche M, term loan 4.25% 12/16/20 (c)	436	439
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (c)	5,000	5,050
		277,906
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 1/31/21 (d)	5,000	5,013
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (c)	5,000	5,025
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (c)	5,000	5,031
		10,056
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B, term loan 5% 3/21/19 (c)	100,000	100,375
Food/Beverage/Tobacco - 0.3%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (c)	100,000	102,375
Del Monte Foods Consumer Products Tranche B 1LN, term loan 11/26/20 (d)	15,000	15,038
		117,413
Gaming - 1.5%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	200,000	202,000
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (e)	46,500	47,256
5.5% 11/21/19 (c)	108,500	110,399
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)	140,000	140,350
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)	149,622	149,817
		649,822
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - 0.5%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (c)	$ 30,000	$ 30,300
Endo Luxembourg Finance I Comp Tranche B, term loan 12/12/20 (d)	70,000	70,875
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9966% 5/1/18 (c)	109,725	109,593
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (c)	5,000	5,088
Tranche B 1LN, term loan 4.25% 1/28/21 (c)	10,000	10,038
VWR Funding, Inc. term loan 4/3/17 (d)	5,000	5,013
		230,907
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (c)	28,000	28,175
Insurance - 0.4%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (c)	90,000	90,900
Tranche B 1LN, term loan 4.5% 11/30/19 (c)	99,393	99,273
		190,173
Metals/Mining - 0.3%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (c)	134,663	136,009
Publishing/Printing - 0.3%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (c)	145,000	145,181
Services - 0.7%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	69,786	70,048
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (c)	5,000	5,031
Filtration Group Corp. Tranche B 1LN, term loan 4.5% 11/21/20 (c)	105,000	105,919
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	95,436	95,913
Tranche DD, term loan 4% 11/8/20 (c)	24,414	24,536
Redtop Acquisitions Ltd. Tranche B 1LN, term loan 4.5% 12/3/20 (c)	5,000	5,044
		306,491
Technology - 1.4%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (c)	5,000	5,050
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
Applied Systems, Inc.: - continued
Tranche B 2LN, term loan 7.5% 1/23/22 (c)	$ 5,000	$ 5,100
Avaya, Inc. Tranche B 6LN, term loan 3/31/18 (d)	140,000	140,000
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (c)	199,500	198,762
First Data Corp. term loan 4.158% 3/24/18 (c)	200,000	199,750
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	15,000	15,038
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (c)	4,986	5,023
NXP BV Tranche D, term loan 3.25% 1/11/20 (c)	54,863	54,863
		623,586
Telecommunications - 0.8%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 1/30/19 (d)	125,000	125,625
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (c)	200,000	203,250
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (c)	5,000	5,000
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)	20,000	20,176
		354,051
TOTAL BANK LOAN OBLIGATIONS (Cost $4,291,245)		4,304,307
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $1,364,742)	1,364,742	1,364,742
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $44,668,866)		44,685,222
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(661,806)
NET ASSETS - 100%		$ 44,023,416
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,078,797 or 32.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The coupon rate will be determined upon settlement of the loan after period end.

(e) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $46,500 and $47,256, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 908
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 39,016,173	$ -	$ 39,016,173	$ -
Bank Loan Obligations	4,304,307	-	4,304,307	-
Money Market Funds	1,364,742	1,364,742	-	-
Total Investments in Securities:	$ 44,685,222	$ 1,364,742	$ 43,320,480	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $44,668,644. Net unrealized appreciation aggregated $16,578, of which $173,443 related to appreciated investment securities and $156,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series High Income Fund

January 31, 2014

1.924276.102

FSH-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.0%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp. 5% 11/15/29 (d)	$ 1,814,000	$ 1,939,892
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	38,718,000	30,248,438
TOTAL CONVERTIBLE BONDS		32,188,330
Nonconvertible Bonds - 82.7%
Aerospace - 0.3%
Alliant Techsystems, Inc. 6.875% 9/15/20	3,912,000	4,215,180
GenCorp, Inc. 7.125% 3/15/21	2,580,000	2,767,050
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	8,013,000	8,623,991
7.125% 3/15/21	14,943,000	16,474,658
Triumph Group, Inc. 4.875% 4/1/21	5,000,000	4,862,500
		36,943,379
Air Transportation - 0.3%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (f)	7,423,295	7,256,270
Series 2013-1B Class B, 5.625% 1/15/21 (f)	3,169,370	3,173,332
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	2,548,959	2,848,462
U.S. Airways pass-thru certificates Series 2013-1:
Class A, 3.95% 5/15/27	11,400,000	11,343,000
Class B, 5.375% 5/15/23	4,710,000	4,762,988
United Continental Holdings, Inc. 6.375% 6/1/18	1,975,000	2,076,219
		31,460,271
Automotive - 2.1%
Affinia Group, Inc. 7.75% 5/1/21	3,230,000	3,456,100
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	4,190,000	4,305,225
6.25% 3/15/21	7,625,000	8,101,563
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(h)	6,085,000	6,145,850
Chassix, Inc. 9.25% 8/1/18 (f)	4,235,000	4,520,863
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	10,810,000	11,769,388
8.25% 6/15/21	18,805,000	21,085,106
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,872,375
6.75% 2/15/21	4,885,000	5,275,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Delphi Corp. 6.125% 5/15/21	$ 15,255,000	$ 16,818,638
General Motors Acceptance Corp. 8% 11/1/31	27,411,000	32,961,728
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	1
7.2% 1/15/11 (c)	5,277,000	1
7.7% 4/15/16 (c)	8,201,000	1
8.25% 7/15/23 (c)	7,519,000	1
8.375% 7/15/33 (c)	15,931,000	2
General Motors Financial Co., Inc.:
2.75% 5/15/16 (f)	10,965,000	11,074,650
3.25% 5/15/18 (f)	5,930,000	5,974,475
4.25% 5/15/23 (f)	4,635,000	4,438,013
International Automotive Components Group SA 9.125% 6/1/18 (f)	8,050,000	8,392,125
Jaguar Land Rover PLC:
4.125% 12/15/18 (f)	19,265,000	19,409,488
5.625% 2/1/23 (f)	4,500,000	4,590,000
Pittsburgh Glass Works LLC 8% 11/15/18 (f)	5,025,000	5,427,000
Schaeffler Finance BV 4.75% 5/15/21 (f)	14,660,000	14,586,700
Schaeffler Holding Finance BV 6.875% 8/15/18pay-in-kind (f)(h)	12,320,000	13,059,200
Stoneridge, Inc. 9.5% 10/15/17 (f)	2,582,000	2,795,015
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,738,178
7.75% 8/15/18	4,072,000	4,357,040
		221,154,526
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
2.9166% 7/18/16 (h)	13,745,000	14,040,518
3.4389% 2/11/14 (h)	13,395,000	13,400,090
4.75% 9/10/18	9,015,000	9,420,675
5.5% 2/15/17	6,290,000	6,785,338
7.5% 9/15/20	33,775,000	39,685,625
8% 3/15/20	29,438,000	35,104,815
Barclays Bank PLC 7.625% 11/21/22	28,665,000	30,456,563
GMAC LLC 8% 12/31/18	10,196,000	11,954,810
		160,848,434
Broadcasting - 0.5%
Clear Channel Communications, Inc.:
4.9% 5/15/15	8,614,000	8,334,045
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
5.5% 12/15/16	$ 11,515,000	$ 10,363,500
10.75% 8/1/16	3,199,000	3,262,980
11.25% 3/1/21	8,530,000	9,255,050
Sirius XM Radio, Inc. 4.25% 5/15/20 (f)	3,020,000	2,819,925
Starz LLC/Starz Finance Corp. 5% 9/15/19	6,565,000	6,753,744
Univision Communications, Inc. 6.875% 5/15/19 (f)	8,760,000	9,395,100
		50,184,344
Building Materials - 4.3%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)	3,065,000	3,095,650
Associated Materials LLC 9.125% 11/1/17	38,337,000	40,397,614
Building Materials Corp. of America 6.75% 5/1/21 (f)	7,455,000	8,004,806
Building Materials Holding Corp. 9% 9/15/18 (f)	5,000,000	5,375,000
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	28,510,000	32,073,750
CEMEX Finance LLC 9.375% 10/12/22 (f)	33,380,000	37,302,150
CEMEX S.A.B. de CV:
5.2469% 9/30/15 (f)(h)	51,910,000	53,207,750
5.875% 3/25/19 (f)	6,260,000	6,291,300
7.25% 1/15/21 (f)	39,590,000	40,777,700
9% 1/11/18 (f)	23,190,000	25,045,200
CPG Merger Sub LLC 8% 10/1/21 (f)	15,520,000	16,412,400
HD Supply, Inc.:
7.5% 7/15/20	24,040,000	25,662,700
11.5% 7/15/20	32,205,000	38,162,925
Headwaters, Inc.:
7.25% 1/15/19 (f)	6,555,000	6,718,875
7.625% 4/1/19	29,216,000	31,553,280
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	2,455,000	2,685,156
Masco Corp. 5.95% 3/15/22	17,870,000	18,986,875
Masonite International Corp. 8.25% 4/15/21 (f)	8,190,000	8,968,050
Ply Gem Industries, Inc. 6.5% 2/1/22 (f)	14,145,000	13,932,825
U.S. Concrete, Inc. 8.5% 12/1/18 (f)	13,325,000	14,057,875
USG Corp.:
5.875% 11/1/21 (f)	6,985,000	7,351,713
7.875% 3/30/20 (f)	9,590,000	10,836,700
8.375% 10/15/18 (f)	12,260,000	13,240,800
		460,141,094
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	$ 12,660,000	$ 12,027,000
5.25% 3/15/21 (f)	10,630,000	10,324,388
5.75% 9/1/23 (f)	7,595,000	7,386,138
5.75% 1/15/24	25,505,000	24,803,613
6.5% 4/30/21	39,860,000	41,653,700
6.625% 1/31/22	16,840,000	17,597,800
7% 1/15/19	28,461,000	30,026,355
7.375% 6/1/20	11,590,000	12,604,125
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	21,815,000	22,305,838
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	6,250,000	5,875,000
CSC Holdings LLC:
6.75% 11/15/21	1,880,000	2,049,200
8.625% 2/15/19	3,438,000	4,022,460
DISH DBS Corp.:
5% 3/15/23	10,965,000	10,279,688
5.125% 5/1/20	5,585,000	5,585,000
5.875% 7/15/22	7,260,000	7,269,075
6.75% 6/1/21	14,930,000	15,937,775
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	14,970,000	16,766,400
Lynx I Corp. 5.375% 4/15/21 (f)	6,285,000	6,300,713
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	3,495,000	3,538,688
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.5% 3/15/19 (f)	2,795,000	3,050,044
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	42,728,000	45,291,680
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	11,355,000	12,263,400
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	5,860,000	6,270,200
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	7,226,800
VTR Finance BV 6.875% 1/15/24 (f)	12,025,000	12,055,063
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	12,700,000	13,398,500
		355,908,643
Capital Goods - 1.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	7,350,000	7,699,125
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	3,069,360
Coleman Cable, Inc. 9% 2/15/18	15,926,000	16,722,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
General Cable Corp. 6.5% 10/1/22 (f)	$ 18,375,000	$ 18,191,250
Renaissance Acquisition Corp. 6.875% 8/15/21 (f)	4,139,000	4,149,348
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	29,015,000	29,522,763
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	26,460,000	28,576,800
		107,930,946
Chemicals - 3.7%
Celanese U.S. Holdings LLC 5.875% 6/15/21	5,630,000	5,995,950
Chemtura Corp. 5.75% 7/15/21	5,410,000	5,518,200
Hexion U.S. Finance Corp. 6.625% 4/15/20	54,195,000	56,227,313
Huntsman International LLC 4.875% 11/15/20	9,635,000	9,538,650
INEOS Finance PLC:
7.5% 5/1/20 (f)	12,935,000	14,131,488
8.375% 2/15/19 (f)	5,870,000	6,471,675
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	5,545,000	6,085,638
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	2,936,000	3,112,160
LSB Industries, Inc. 7.75% 8/1/19 (f)	3,905,000	4,139,300
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	31,786,000	33,931,555
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(h)	9,190,000	9,534,625
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	35,585,000	34,695,375
Rockwood Specialties Group, Inc. 4.625% 10/15/20	17,610,000	17,874,150
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)	2,550,000	2,881,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)	106,265,000	108,655,884
Tronox Finance LLC 6.375% 8/15/20	72,480,000	73,386,000
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	4,700,000	5,064,250
		397,243,713
Consumer Products - 0.5%
Alphabet Holding Co., Inc. 7.75% 11/1/17pay-in-kind (f)(h)	12,140,000	12,504,200
Brunswick Corp. 4.625% 5/15/21 (f)	5,765,000	5,476,750
Elizabeth Arden, Inc.:
7.375% 3/15/21	3,023,000	3,219,495
7.375% 3/15/21 (f)	9,025,000	9,656,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - continued
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)	$ 2,545,000	$ 2,411,388
Libbey Glass, Inc. 6.875% 5/15/20	5,122,000	5,525,358
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	2,750,000	2,921,875
6.625% 11/15/22	3,250,000	3,457,188
Tempur Sealy International, Inc. 6.875% 12/15/20	5,025,000	5,496,094
Wolverine World Wide, Inc. 6.125% 10/15/20	5,085,000	5,447,306
		56,116,404
Containers - 4.1%
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	37,502,000	40,970,935
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (f)	7,595,000	7,680,444
6.75% 1/31/21 (f)	43,405,000	43,730,538
7% 11/15/20 (f)	4,215,882	4,268,581
9.125% 10/15/20 (f)	44,629,000	48,534,038
Ball Corp. 4% 11/15/23	18,995,000	17,332,938
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (f)	6,945,000	7,118,625
BOE Intermediate Holding Corp. 9.75% 11/1/17pay-in-kind (f)	12,147,664	12,664,952
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	7,365,000	7,806,900
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	9,503,000	10,263,240
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	8,795,000	8,333,263
Graphic Packaging International, Inc.:
4.75% 4/15/21	3,120,000	3,081,000
7.875% 10/1/18	2,726,000	2,930,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	19,625,000	20,066,563
6.875% 2/15/21	30,266,000	32,498,118
7.875% 8/15/19	10,205,000	11,225,500
8.25% 2/15/21	30,869,000	32,798,313
9% 4/15/19	10,846,000	11,564,548
9.875% 8/15/19	45,310,000	50,067,550
Sealed Air Corp.:
5.25% 4/1/23 (f)	13,170,000	12,972,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp.: - continued
6.5% 12/1/20 (f)	$ 14,685,000	$ 15,823,088
8.125% 9/15/19 (f)	16,295,000	18,168,925
8.375% 9/15/21 (f)	18,235,000	20,833,488
		440,734,447
Diversified Financial Services - 5.4%
Aircastle Ltd.:
4.625% 12/15/18	9,010,000	9,077,575
6.25% 12/1/19	11,280,000	12,140,100
7.625% 4/15/20	3,080,000	3,488,100
9.75% 8/1/18	11,849,000	12,841,354
CIT Group, Inc.:
4.25% 8/15/17	8,475,000	8,792,813
5% 5/15/17	33,275,000	35,437,875
5% 8/15/22	9,475,000	9,427,625
5.25% 3/15/18	17,330,000	18,456,450
5.375% 5/15/20	20,560,000	21,767,900
5.5% 2/15/19 (f)	11,890,000	12,662,850
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (f)	12,140,000	12,124,825
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (f)	6,400,000	6,408,000
4.875% 3/15/19 (f)	21,135,000	21,055,744
6% 8/1/20 (f)	21,135,000	21,901,144
International Lease Finance Corp.:
4.625% 4/15/21	15,325,000	14,673,688
5.875% 8/15/22	6,020,000	6,087,725
6.25% 5/15/19	28,035,000	30,417,975
7.125% 9/1/18 (f)	29,553,000	34,207,598
8.25% 12/15/20	17,186,000	20,245,486
8.625% 9/15/15	38,865,000	42,945,825
8.625% 1/15/22	9,920,000	11,780,000
8.75% 3/15/17	39,296,000	45,779,840
8.875% 9/1/17	27,430,000	32,535,546
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	5,330,000	5,583,175
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (f)	27,395,000	28,696,263
SLM Corp.:
4.875% 6/17/19	30,835,000	30,523,597
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
5.5% 1/25/23	$ 12,600,000	$ 11,836,490
6% 1/25/17	9,150,000	9,916,770
7.25% 1/25/22	7,690,000	8,151,400
8% 3/25/20	22,883,000	25,543,149
8.45% 6/15/18	10,520,000	12,190,050
		576,696,932
Diversified Media - 0.9%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	7,400,000	7,566,500
6.5% 11/15/22	17,855,000	18,346,013
7.625% 3/15/20	13,755,000	14,442,750
7.625% 3/15/20	25,420,000	26,818,100
Darling Escrow Corp. 5.375% 1/15/22 (f)	11,295,000	11,379,713
Lamar Media Corp. 5.375% 1/15/24 (f)	5,885,000	5,958,563
MDC Partners, Inc. 6.75% 4/1/20 (f)	2,455,000	2,590,025
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	8,755,000	8,645,563
7.75% 10/15/18	2,150,000	2,311,250
WMG Acquisition Corp. 6% 1/15/21 (f)	3,294,000	3,409,290
		101,467,767
Electric Utilities - 3.4%
Atlantic Power Corp. 9% 11/15/18	10,585,000	11,299,488
Calpine Corp.:
6% 1/15/22 (f)	10,745,000	11,121,075
7.5% 2/15/21 (f)	34,245,000	37,412,663
7.875% 1/15/23 (f)	12,943,000	14,269,658
GenOn Energy, Inc.:
9.5% 10/15/18	34,939,000	37,559,425
9.875% 10/15/20	33,232,000	35,059,760
InterGen NV 7% 6/30/23 (f)	50,500,000	52,015,000
Mirant Americas Generation LLC:
8.5% 10/1/21	38,317,000	38,125,415
9.125% 5/1/31	12,871,000	12,291,805
NRG Energy, Inc.:
7.625% 5/15/19	5,470,000	5,757,175
7.875% 5/15/21	6,125,000	6,691,563
NSG Holdings II, LLC 7.75% 12/15/25 (f)	10,021,000	10,597,208
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Puget Energy, Inc.:
5.625% 7/15/22	$ 7,350,000	$ 8,223,570
6% 9/1/21	12,615,000	14,512,738
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	15,158,770
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,266,010	1,345,136
The AES Corp.:
4.875% 5/15/23	20,835,000	19,506,769
7.375% 7/1/21	30,835,000	34,149,763
8% 10/15/17	1,188,000	1,384,020
8% 6/1/20	2,000,000	2,315,000
		368,796,001
Energy - 8.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	8,485,000	8,315,300
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	5,940,000	6,489,450
7% 5/20/22	12,725,000	13,838,438
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	9,120,000	9,735,600
6.5% 5/20/21	2,007,000	2,142,473
Antero Resources Finance Corp.:
5.375% 11/1/21 (f)	14,075,000	14,180,563
7.25% 8/1/19	10,558,000	11,323,455
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	23,480,000	21,660,300
5.875% 8/1/23	4,410,000	4,222,575
6.625% 10/1/20	5,285,000	5,536,038
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	5,625,000	6,229,688
Chesapeake Energy Corp.:
3.25% 3/15/16	17,300,000	17,451,375
5.375% 6/15/21	20,855,000	21,689,200
5.75% 3/15/23	11,040,000	11,495,400
6.125% 2/15/21	11,135,000	11,997,963
6.625% 8/15/20	14,290,000	15,933,350
6.875% 11/15/20	8,215,000	9,180,263
9.5% 2/15/15	13,486,000	14,531,165
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	2,000,000	2,120,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Midstream Partners LP/CHKM Finance Corp.: - continued
6.125% 7/15/22	$ 10,715,000	$ 11,411,475
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	6,295,000	6,609,750
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)	12,180,000	12,606,300
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	16,855,000	17,318,513
6.125% 3/1/22 (f)	8,580,000	8,751,600
7.75% 4/1/19	21,505,000	23,359,806
Denbury Resources, Inc. 8.25% 2/15/20	4,907,000	5,373,165
Edgen Murray Corp. 8.75% 11/1/20 (f)	13,757,000	15,854,943
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)	10,685,000	11,005,550
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	6,720,000	7,425,600
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	11,035,000	11,876,419
9.375% 5/1/20	15,765,000	18,129,750
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	19,651,000	20,535,295
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	15,740,000	16,212,200
6.75% 1/15/22 (f)	6,190,000	6,375,700
Forest Oil Corp. 7.25% 6/15/19	7,225,000	6,936,000
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)	6,265,000	6,546,925
Gibson Energy, Inc. 6.75% 7/15/21 (f)	5,000,000	5,287,500
Gulfmark Offshore, Inc. 6.375% 3/15/22	9,185,000	9,253,888
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	9,240,000	9,540,300
Kinder Morgan Holding Co. LLC 5% 2/15/21 (f)	9,540,000	9,461,753
Kodiak Oil & Gas Corp. 5.5% 1/15/21	3,895,000	3,875,525
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)	44,305,000	44,969,575
6.5% 5/15/19	20,750,000	21,320,625
8.625% 4/15/20	14,258,000	15,398,640
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	6,947,000	7,450,658
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,355,000	3,556,300
Offshore Group Investment Ltd.:
7.125% 4/1/23	25,585,000	25,585,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Offshore Group Investment Ltd.: - continued
7.5% 11/1/19	$ 37,555,000	$ 40,371,625
Oil States International, Inc. 6.5% 6/1/19	8,580,000	9,073,350
Pacific Drilling SA 5.375% 6/1/20 (f)	5,770,000	5,755,575
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (f)	6,335,000	6,335,000
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	23,695,000	24,050,425
Pioneer Drilling Co. 9.875% 3/15/18	8,092,000	8,567,405
Plains Exploration & Production Co. 6.625% 5/1/21	13,000,000	14,202,500
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	8,660,000	7,891,425
5.5% 4/15/23	5,770,000	5,625,750
Rosetta Resources, Inc. 5.625% 5/1/21	9,325,000	9,301,688
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (f)	8,475,000	8,453,813
6.25% 3/15/22 (f)	30,420,000	30,420,000
Samson Investment Co. 10.5% 2/15/20 (d)(f)	39,140,000	43,054,000
SemGroup Corp. 7.5% 6/15/21 (f)	12,685,000	13,509,525
SESI LLC 6.375% 5/1/19	15,160,000	16,107,500
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,832,938
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	15,998,000	17,477,815
7.5% 10/1/18	8,714,000	9,302,195
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (f)	12,200,000	11,025,750
5.25% 5/1/23	8,635,000	8,354,363
6.375% 8/1/22	5,058,000	5,336,190
6.875% 2/1/21	9,907,000	10,575,723
7.875% 10/15/18	7,826,000	8,412,950
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20 (f)	12,130,000	12,433,250
6.125% 10/15/21	11,620,000	11,939,550
Tullow Oil PLC 6% 11/1/20 (f)	10,850,000	11,094,125
WPX Energy, Inc. 5.25% 1/15/17	6,265,000	6,719,213
		932,324,994
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)	$ 2,540,000	$ 2,552,700
5.625% 2/15/24 (f)	2,745,000	2,765,588
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18 (f)	4,615,000	4,730,375
		10,048,663
Environmental - 1.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20	12,575,000	13,518,125
Clean Harbors, Inc.:
5.125% 6/1/21	5,870,000	5,870,000
5.25% 8/1/20	7,930,000	8,088,600
Covanta Holding Corp.:
6.375% 10/1/22	10,324,000	10,659,530
7.25% 12/1/20	12,118,000	13,178,325
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	5,170,000	5,325,100
Tervita Corp.:
8% 11/15/18 (f)	42,205,000	43,260,125
9.75% 11/1/19 (f)	20,975,000	21,027,438
10.875% 2/15/18 (f)	9,430,000	9,848,692
		130,775,935
Food & Drug Retail - 1.9%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18pay-in-kind (f)(h)	11,615,000	12,108,638
JBS Investments GmbH 7.75% 10/28/20 (f)	30,825,000	31,980,938
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)	4,585,000	4,676,700
Rite Aid Corp.:
6.75% 6/15/21	88,495,000	93,362,225
7.7% 2/15/27	4,550,000	4,709,250
9.25% 3/15/20	22,640,000	25,837,900
Sun Merger Sub, Inc. 5.25% 8/1/18 (f)	6,005,000	6,252,706
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (f)	6,470,000	6,712,625
Tops Markets LLC 8.875% 12/15/17 (f)	11,275,000	12,317,938
		197,958,920
Food/Beverage/Tobacco - 2.7%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	30,900,000	33,681,000
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	20,197,000	21,206,850
Constellation Brands, Inc. 3.75% 5/1/21	4,820,000	4,609,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
DS Waters of America, Inc. 10% 9/1/21 (f)	$ 8,205,000	$ 8,943,450
ESAL GmbH 6.25% 2/5/23 (f)	38,845,000	35,348,950
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	14,470,000	15,265,850
H.J. Heinz Co. 6.375% 7/15/28	1,875,000	1,931,250
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	10,720,000	11,041,600
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)	11,590,000	11,329,225
JBS Finance II Ltd. 8.25% 1/29/18 (f)	20,275,000	21,390,125
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)	7,649,000	7,954,960
7.25% 6/1/21 (f)	25,690,000	26,653,375
8.25% 2/1/20 (f)	34,398,000	37,278,833
Post Holdings, Inc.:
6.75% 12/1/21 (f)	11,535,000	12,082,913
7.375% 2/15/22	955,000	1,015,881
7.375% 2/15/22 (f)	26,740,000	28,444,675
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)	2,520,000	2,734,200
Smithfield Foods, Inc. 6.625% 8/15/22	9,395,000	9,888,238
		290,800,500
Gaming - 2.3%
Ameristar Casinos, Inc. 7.5% 4/15/21	16,225,000	17,583,844
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)	2,475,000	2,673,000
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	38,215,000	36,113,175
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	15,605,000	15,097,838
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	19,915,000	20,163,938
Graton Economic Development Authority 9.625% 9/1/19 (f)	6,555,000	7,538,250
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	8,332,308
MCE Finance Ltd. 5% 2/15/21 (f)	5,530,000	5,336,450
MGM Mirage, Inc.:
7.625% 1/15/17	5,951,000	6,754,385
7.75% 3/15/22	8,795,000	9,894,375
8.625% 2/1/19	33,710,000	39,693,525
Pinnacle Entertainment, Inc. 7.75% 4/1/22	3,200,000	3,472,000
PNK Finance Corp. 6.375% 8/1/21 (f)	21,120,000	21,648,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	$ 5,765,000	$ 5,678,525
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	40,575,000	41,285,063
		241,264,676
Healthcare - 8.9%
Alere, Inc.:
6.5% 6/15/20	32,700,000	33,599,250
7.25% 7/1/18	9,950,000	10,895,250
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	3,935,000	4,033,375
Community Health Systems, Inc.:
5.125% 8/15/18	9,675,000	10,219,219
7.125% 7/15/20	11,965,000	12,742,725
8% 11/15/19	96,623,000	106,043,743
Emergency Medical Services Corp. 8.125% 6/1/19	14,319,000	15,392,925
Endo Health Solutions, Inc. 7% 12/15/20	4,918,000	5,249,965
Forest Laboratories, Inc.:
4.375% 2/1/19 (f)	30,090,000	30,202,838
4.875% 2/15/21 (f)	9,025,000	8,991,156
5% 12/15/21 (f)	15,150,000	15,074,250
FWCT-2 Escrow Corp.:
5.125% 8/1/21 (f)	25,865,000	26,026,656
6.875% 2/1/22 (f)	80,670,000	82,686,750
HCA Holdings, Inc.:
5.875% 3/15/22	3,715,000	3,910,038
5.875% 5/1/23	7,490,000	7,630,438
6.25% 2/15/21	18,100,000	19,276,500
6.5% 2/15/20	35,070,000	38,664,675
7.25% 9/15/20	8,344,000	9,063,670
7.5% 11/6/33	2,199,000	2,209,995
7.75% 5/15/21	66,432,000	72,909,120
7.875% 2/15/20	5,994,000	6,398,595
Healthcare Technology Intermediate, Inc. 7.375% 9/1/18 pay-in-kind (f)	12,035,000	12,441,181
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	4,765,000	5,086,638
IMS Health, Inc. 6% 11/1/20 (f)	5,540,000	5,872,400
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)	7,420,000	7,828,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	$ 3,375,000	$ 3,788,438
Kindred Healthcare, Inc. 8.25% 6/1/19	3,950,000	4,236,375
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	26,245,000	26,704,288
6.75% 10/15/22	25,361,000	27,389,880
7.5% 2/15/20	8,934,000	9,626,385
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20	5,130,000	5,412,150
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	16,260,000	15,853,500
5.5% 2/1/21	8,850,000	8,982,750
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)	3,430,000	3,575,775
Select Medical Corp. 6.375% 6/1/21	5,765,000	5,786,619
Service Corp. International 4.5% 11/15/20	5,510,000	5,344,700
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,609,700
Tenet Healthcare Corp.:
4.375% 10/1/21	42,420,000	40,670,175
4.5% 4/1/21	4,000,000	3,875,000
4.75% 6/1/20	7,795,000	7,775,513
6% 10/1/20 (f)	10,870,000	11,440,675
6.25% 11/1/18	12,130,000	13,403,650
6.75% 2/1/20	11,415,000	11,928,675
8.125% 4/1/22	26,250,000	28,645,313
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)	7,780,000	8,062,025
6.75% 8/15/21 (f)	23,271,000	24,841,793
6.875% 12/1/18 (f)	40,495,000	43,228,413
7% 10/1/20 (f)	7,255,000	7,817,263
7.25% 7/15/22 (f)	11,781,000	12,841,290
7.5% 7/15/21 (f)	20,345,000	22,659,244
VPI Escrow Corp. 6.375% 10/15/20 (f)	36,640,000	39,113,200
		952,062,241
Homebuilders/Real Estate - 1.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	8,180,000	8,220,900
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	21,020,000	22,018,450
CBRE Group, Inc. 6.625% 10/15/20	9,450,000	10,123,313
iStar Financial, Inc.:
3.875% 7/1/16	3,815,000	3,910,375
4.875% 7/1/18	5,765,000	5,793,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
KB Home:
7.25% 6/15/18	$ 2,985,000	$ 3,320,813
8% 3/15/20	7,135,000	7,937,688
M.D.C. Holdings, Inc. 5.5% 1/15/24	14,165,000	14,289,185
Realogy Corp.:
7.625% 1/15/20 (f)	8,135,000	9,090,863
7.875% 2/15/19 (f)	4,602,000	5,016,180
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	13,580,000	13,681,850
Standard Pacific Corp.:
8.375% 5/15/18	20,467,000	23,997,558
8.375% 1/15/21	14,434,000	16,905,823
William Lyon Homes, Inc.:
8.5% 11/15/20	5,765,000	6,226,200
8.5% 11/15/20 (f)	5,570,000	6,015,600
		156,548,623
Hotels - 0.6%
FelCor Lodging LP:
5.625% 3/1/23	6,370,000	6,226,675
6.75% 6/1/19	29,550,000	31,766,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	20,580,000	21,300,300
		59,293,225
Insurance - 0.4%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	44,585,000	46,368,400
Leisure - 0.3%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	21,620,000	21,565,950
Dave & Buster's Parent, Inc. 0% 2/15/16 (f)	10,626,000	8,819,580
		30,385,530
Metals/Mining - 1.7%
Alpha Natural Resources, Inc.:
6% 6/1/19	18,090,000	14,969,475
6.25% 6/1/21	11,205,000	9,160,088
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	2,990,000	3,087,175
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	7,165,000	7,594,900
Boart Longyear Management Pty Ltd. 10% 10/1/18 (f)	9,125,000	9,512,813
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Calcipar SA 6.875% 5/1/18 (f)	$ 3,020,000	$ 3,201,200
CONSOL Energy, Inc.:
8% 4/1/17	19,945,000	20,892,388
8.25% 4/1/20	27,420,000	29,716,425
Eldorado Gold Corp. 6.125% 12/15/20 (f)	5,545,000	5,295,475
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	6,385,000	6,752,138
7% 11/1/15 (f)	10,347,000	10,763,984
8.25% 11/1/19 (f)	16,985,000	18,704,731
Peabody Energy Corp. 6% 11/15/18	12,705,000	13,530,825
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	4,885,000	5,483,413
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	7,795,000	7,989,875
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,000,000	2,120,000
SunCoke Energy, Inc. 7.625% 8/1/19	6,760,000	7,283,900
Walter Energy, Inc. 8.5% 4/15/21	6,685,000	4,946,900
		181,005,705
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	56,458,756	6
P.H. Glatfelter Co. 5.375% 10/15/20	4,150,000	4,243,375
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	4,955,000	4,979,775
Xerium Technologies, Inc. 8.875% 6/15/18	31,795,000	33,702,700
		42,925,856
Publishing/Printing - 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)	2,560,000	2,784,000
Railroad - 0.1%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	11,515,000	12,378,625
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	18,221,000	19,929,219
Landry's Acquisition Co. 9.375% 5/1/20 (f)	11,195,000	12,174,563
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	8,445,000	8,951,700
Roadhouse Financing, Inc. 10.75% 10/15/17	3,686,000	2,460,405
		43,515,887
Services - 2.1%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)	5,490,000	5,956,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
APX Group, Inc.:
6.375% 12/1/19	$ 41,255,000	$ 41,461,275
8.75% 12/1/20	3,785,000	3,851,238
8.75% 12/1/20 (f)	3,450,000	3,501,750
ARAMARK Corp. 5.75% 3/15/20 (f)	11,070,000	11,485,125
Audatex North America, Inc.:
6% 6/15/21 (f)	8,050,000	8,392,125
6.125% 11/1/23 (f)	3,355,000	3,472,425
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (f)	4,410,000	4,558,838
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)	18,250,000	18,523,750
Corrections Corp. of America 4.125% 4/1/20	12,865,000	12,446,888
Garda World Security Corp. 7.25% 11/15/21 (f)	7,900,000	8,107,375
Hertz Corp.:
5.875% 10/15/20	8,640,000	8,942,400
6.25% 10/15/22	7,840,000	8,075,200
Laureate Education, Inc. 9.25% 9/1/19 (f)	67,616,000	72,687,200
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	9,640,000	10,122,000
The Geo Group, Inc.:
5.125% 4/1/23	3,810,000	3,524,250
6.625% 2/15/21	1,697,000	1,794,578
TMS International Corp. 7.625% 10/15/21 (f)	2,430,000	2,581,875
		229,484,942
Shipping - 1.0%
Aguila 3 SA 7.875% 1/31/18 (f)	5,960,000	6,325,050
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	22,265,000	23,378,250
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	9,980,000	10,179,600
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	24,345,000	24,527,588
8.125% 2/15/19	23,421,000	23,889,420
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	5,695,000	6,100,769
Teekay Corp. 8.5% 1/15/20	9,015,000	9,972,844
		104,373,521
Steel - 0.9%
Commercial Metals Co. 4.875% 5/15/23	18,645,000	17,526,300
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	59,312,000	61,387,920
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steel - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	$ 5,420,000	$ 5,921,350
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	8,226,340
		93,061,910
Super Retail - 2.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20	2,572,000	2,899,930
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(h)	19,495,000	19,933,638
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	9,785,000	9,197,900
7.75% 6/1/20 (f)	26,877,000	22,979,835
8.875% 3/15/19	2,305,000	2,235,850
9% 3/15/19 (f)	53,490,000	56,030,775
Limited Brands, Inc.:
6.625% 4/1/21	8,800,000	9,603,000
7% 5/1/20	3,907,000	4,395,375
Office Depot, Inc. 9.75% 3/15/19 (f)	5,835,000	6,783,188
Sally Holdings LLC 6.875% 11/15/19	6,960,000	7,656,000
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	68,350,000	73,988,875
Sonic Automotive, Inc. 5% 5/15/23	6,640,000	6,241,600
The Bon-Ton Department Stores, Inc. 8% 6/15/21	15,600,000	15,112,500
		237,058,466
Technology - 4.3%
ADT Corp. 6.25% 10/15/21 (f)	10,910,000	11,280,395
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(h)	14,580,000	15,199,650
Avaya, Inc.:
7% 4/1/19 (f)	29,220,000	28,854,750
9% 4/1/19 (f)	10,315,000	10,701,813
10.5% 3/1/21 (f)	70,719,800	65,415,815
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	44,565,000	46,013,363
BMC Software, Inc. 7.25% 6/1/18	8,280,000	8,404,200
CDW LLC/CDW Finance Corp.:
8% 12/15/18	5,319,000	5,771,115
8.5% 4/1/19	25,775,000	28,288,063
Ceridian Corp. 8.875% 7/15/19 (f)	4,185,000	4,755,206
CommScope, Inc. 8.25% 1/15/19 (f)	3,551,000	3,857,274
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	20,300,000	20,198,500
First Data Corp.:
6.75% 11/1/20 (f)	13,420,000	14,124,550
7.375% 6/15/19 (f)	22,120,000	23,613,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.: - continued
8.25% 1/15/21 (f)	$ 6,738,000	$ 7,142,280
8.75% 1/15/22 pay-in-kind (f)(h)	6,321,000	6,731,865
10.625% 6/15/21 (f)	6,770,000	7,379,300
11.75% 8/15/21 (f)	6,070,000	6,236,925
12.625% 1/15/21	8,833,000	10,290,445
Infor U.S., Inc. 9.375% 4/1/19	5,320,000	5,985,000
Lucent Technologies, Inc. 6.45% 3/15/29	2,216,000	1,994,400
Nuance Communications, Inc. 5.375% 8/15/20 (f)	21,695,000	21,206,863
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	11,335,000	11,335,000
5.75% 3/15/23 (f)	2,855,000	2,855,000
Sanmina-SCI Corp. 7% 5/15/19 (f)	20,065,000	21,319,063
Serena Software, Inc. 10.375% 3/15/16	1,494,000	1,486,530
SunGard Data Systems, Inc. 6.625% 11/1/19	13,865,000	14,523,588
VeriSign, Inc. 4.625% 5/1/23	8,930,000	8,550,475
Viasystems, Inc. 7.875% 5/1/19 (f)	11,460,000	12,262,200
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	31,816,000	35,474,840
		461,251,568
Telecommunications - 9.2%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)	7,960,000	7,940,100
6.75% 11/15/20 (f)	17,695,000	18,137,375
Altice Financing SA:
6.5% 1/15/22 (f)	42,550,000	43,188,250
7.875% 12/15/19 (f)	6,080,000	6,596,800
Altice Finco SA:
8.125% 1/15/24 (f)	14,995,000	15,681,771
9.875% 12/15/20 (f)	19,535,000	21,879,200
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,920,990
Cricket Communications, Inc. 7.75% 10/15/20	8,760,000	9,942,600
Crown Castle International Corp. 5.25% 1/15/23	11,130,000	11,032,613
Digicel Group Ltd.:
6% 4/15/21 (f)	45,135,000	43,555,275
8.25% 9/1/17 (f)	2,177,000	2,258,638
Dycom Investments, Inc. 7.125% 1/15/21	3,755,000	4,046,013
Frontier Communications Corp. 8.5% 4/15/20	14,180,000	15,881,600
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)	40,225,000	38,414,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA: - continued
6.625% 12/15/22 (f)	$ 36,410,000	$ 37,593,325
7.25% 4/1/19	16,520,000	17,759,000
7.5% 4/1/21	25,120,000	27,663,400
Intelsat Luxembourg SA:
6.75% 6/1/18 (f)	8,650,000	9,190,625
7.75% 6/1/21 (f)	94,050,000	100,868,625
Level 3 Communications, Inc. 8.875% 6/1/19	6,100,000	6,679,500
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)	13,460,000	13,762,850
7% 6/1/20	8,475,000	9,004,688
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)	16,650,000	17,295,188
6.625% 11/15/20	14,495,000	15,328,463
6.625% 4/1/23 (f)	11,750,000	12,190,625
Millicom International Cellular SA 4.75% 5/22/20 (f)	5,910,000	5,555,400
NII Capital Corp. 7.625% 4/1/21	1,630,000	688,675
Pacnet Ltd. 9% 12/12/18 (f)	775,000	794,375
SBA Communications Corp. 5.625% 10/1/19	5,595,000	5,762,850
Sprint Capital Corp.:
6.875% 11/15/28	5,954,000	5,686,070
6.9% 5/1/19	62,148,000	67,119,840
Sprint Communications, Inc.:
6% 12/1/16	13,743,000	14,923,524
6% 11/15/22	22,120,000	21,732,900
8.375% 8/15/17	6,756,000	7,803,180
9% 11/15/18 (f)	6,060,000	7,317,450
Sprint Corp.:
7.125% 6/15/24 (f)	18,205,000	18,296,025
7.25% 9/15/21 (f)	48,070,000	51,795,425
7.875% 9/15/23 (f)	22,945,000	24,493,788
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (f)	8,840,000	9,302,332
6.125% 1/15/22	8,630,000	8,824,175
6.464% 4/28/19	30,455,000	32,053,888
6.542% 4/28/20	15,230,000	16,124,763
6.633% 4/28/21	12,825,000	13,498,313
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	15,605,000	16,190,188
TW Telecom Holdings, Inc. 5.375% 10/1/22	5,000,000	4,950,000
ViaSat, Inc. 6.875% 6/15/20	10,970,000	11,518,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	$ 7,609,000	$ 7,970,428
11.75% 7/15/17 (f)	36,183,000	38,173,065
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)	73,373,651	75,941,729
		980,329,272
Textiles & Apparel - 0.5%
DPL, Inc. 7.75% 10/15/20 (f)	13,900,000	13,448,250
Hanesbrands, Inc. 6.375% 12/15/20	29,117,000	31,737,530
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)	3,050,000	3,080,500
		48,266,280
TOTAL NONCONVERTIBLE BONDS		8,849,894,640
TOTAL CORPORATE BONDS (Cost $8,534,679,788)		8,882,082,970
Common Stocks - 0.9%
	Shares
Automotive - 0.4%
Delphi Automotive PLC	572,362	34,851,122
General Motors Co.	10,396	375,088
General Motors Co.:
warrants 7/10/16 (a)	187,449	4,995,516
warrants 7/10/19 (a)	187,449	3,539,037
Motors Liquidation Co. GUC Trust (a)	49,155	1,516,432
		45,277,195
Banks & Thrifts - 0.1%
CIT Group, Inc.	99,400	4,627,070
Building Materials - 0.2%
Nortek, Inc. (a)	243,390	18,305,362
Nortek, Inc. warrants 12/7/14 (a)	10,000	255,000
		18,560,362
Energy - 0.0%
Chesapeake Energy Corp.	98,900	2,661,399
Common Stocks - continued
	Shares	Value
Metals/Mining - 0.0%
Aleris International, Inc. (a)(k)	46,900	$ 1,509,594
Shipping - 0.2%
DeepOcean Group Holding BV (a)(f)	419,352	12,544,565
Navios Maritime Holdings, Inc.	771,100	7,310,028
		19,854,593
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(e)	520,065	2,080,260
TOTAL COMMON STOCKS (Cost $62,701,014)		94,570,473
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.5%
Bank of America Corp. Series L, 7.25%	22,300	24,945,003
Huntington Bancshares, Inc. 8.50%	18,781	23,776,746
Wells Fargo & Co. 7.50%	2,900	3,356,750
		52,078,499
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	16,800	19,057,500
TOTAL CONVERTIBLE PREFERRED STOCKS		71,135,999
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (f)	48,654	47,072,745
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	1,584,300	43,378,134
TOTAL NONCONVERTIBLE PREFERRED STOCKS		90,450,879
TOTAL PREFERRED STOCKS (Cost $142,590,896)		161,586,878
Bank Loan Obligations - 9.1%
	Principal Amount	Value
Automotive - 0.3%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (h)	$ 1,213,900	$ 1,219,970
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (h)	6,805,000	6,805,000
Federal-Mogul Corp.:
Tranche B, term loan 2.1075% 12/27/14 (h)	13,804,151	13,700,620
Tranche C, term loan 2.1075% 12/27/15 (h)	8,123,825	8,062,897
		29,788,487
Broadcasting - 0.2%
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (h)	9,535,000	9,666,106
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	6,865,000	6,916,488
		16,582,594
Cable TV - 0.6%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	40,446,250	40,496,808
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	8,029,650	7,989,502
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (h)	13,529,290	13,668,777
		62,155,087
Capital Goods - 0.6%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (h)	34,802,775	34,715,768
Rexnord LLC Tranche B, term loan 4% 8/21/20 (h)	21,555,713	21,636,546
SRAM LLC. Tranche B, term loan 4.0182% 4/4/20 (h)	9,674,100	9,698,285
		66,050,599
Chemicals - 0.1%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (h)	7,485,100	7,541,238
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (h)	5,689,032	5,703,255
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (h)	2,044,725	2,054,949
		15,299,442
Bank Loan Obligations - continued
	Principal Amount	Value
Consumer Products - 0.1%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)	$ 2,254,350	$ 2,259,986
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (h)	10,631,441	10,658,020
		12,918,006
Containers - 0.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 12/17/19 (i)	1,195,000	1,203,963
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (h)	11,195,000	11,195,000
		12,398,963
Diversified Financial Services - 0.1%
Blackstone REL 10% 10/1/17	14,927,032	15,225,573
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (h)	6,698,213	6,706,585
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	25,223,250	25,128,663
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	3,402,900	3,407,154
Southwire LLC, Tranche B, term loan 1/31/21 (i)	9,185,000	9,196,481
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (h)	5,044,650	5,057,262
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (h)	8,613,000	8,569,935
		51,359,495
Energy - 0.7%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)	10,000,000	10,225,000
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (h)	19,515,000	19,515,000
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (h)	24,575,000	25,250,813
Tranche B 1LN, term loan 3.875% 9/30/18 (h)	2,713,200	2,730,158
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (h)	7,366,538	7,458,619
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	2,064,625	2,082,690
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (h)	2,605,000	2,621,281
Sheridan Investment Partners I term loan 4.25% 12/16/20 (h)	3,765,785	3,794,029
Bank Loan Obligations - continued
	Principal Amount	Value
Energy - continued
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (h)	$ 523,848	$ 527,777
Tranche M, term loan 4.25% 12/16/20 (h)	195,367	196,832
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (h)	1,820,000	1,838,200
		76,240,399
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (h)	7,513,225	7,532,008
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 1/31/21 (i)	1,755,000	1,759,388
		9,291,396
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (h)	3,796,650	3,829,871
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (h)	1,495,000	1,502,475
		5,332,346
Food & Drug Retail - 0.2%
BRE Select Hotels Corp. REL 7.117% 5/9/18 (h)	15,160,000	15,160,000
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (h)	1,668,407	1,678,835
		16,838,835
Food/Beverage/Tobacco - 0.2%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21 (i)	3,310,000	3,351,375
Tranche B 1LN, term loan 11/26/20 (i)	6,605,000	6,621,513
DS Waters of America, Inc. Tranche B 1LN, term loan 5.25% 8/30/20 (h)	9,112,163	9,271,625
		19,244,513
Gaming - 0.3%
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (j)	1,065,000	1,082,306
5.5% 11/21/19 (h)	2,485,000	2,528,488
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (h)	15,305,000	15,343,263
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)	5,073,750	5,080,346
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - continued
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (h)	$ 2,482,525	$ 2,482,525
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (h)	3,281,775	3,285,877
		29,802,805
Healthcare - 0.6%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (h)	9,646,732	9,743,200
Tranche E, term loan 3.4869% 1/25/17 (h)	782,917	786,831
Genesis HealthCare Corp. Tranche B, term loan 10.0013% 12/4/17 (h)	5,353,228	5,487,059
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (h)	8,223,262	8,295,215
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9966% 5/1/18 (h)	12,638,325	12,623,159
Tranche B 5LN, term loan 2.9095% 3/31/17 (h)	14,249,288	14,232,188
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (h)	11,780,000	11,838,900
		63,006,552
Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	1,656,204	1,652,063
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (h)	24,875,500	24,999,878
		26,651,941
Hotels - 0.3%
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 3.5% 6/27/20 (h)	2,827,913	2,845,587
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (h)	26,107,895	26,271,069
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (h)	1,321,688	1,336,556
		30,453,212
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (h)	6,085,000	5,932,875
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (h)	17,715,600	17,892,756
		23,825,631
Services - 0.5%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (h)	15,298,077	15,355,445
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (h)	$ 4,074,788	$ 4,105,348
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (h)	1,415,000	1,423,844
Garda World Security Corp.:
term loan 4% 11/8/20 (h)	3,629,976	3,648,126
Tranche DD, term loan 4% 11/8/20 (h)	928,599	933,242
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	11,665,026	11,592,119
ServiceMaster Co. term loan 4.25% 1/31/17 (h)	21,157,406	21,130,959
		58,189,083
Super Retail - 0.9%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (h)	1,390,000	1,431,700
Tranche B 1LN, term loan 4.5% 9/26/19 (h)	4,360,000	4,403,600
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (h)	9,612,900	9,697,494
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	16,591,950	16,073,452
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 5% 10/25/20 (h)	39,471,075	40,013,802
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (h)	21,125,178	21,310,024
		92,930,072
Technology - 2.0%
Avaya, Inc. Tranche B 3LN, term loan 4.7359% 10/26/17 (h)	20,651,502	20,186,844
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (h)	23,225,000	23,195,969
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (h)	51,234,011	51,234,011
First Data Corp. term loan 4.158% 3/24/18 (h)	69,190,336	69,103,848
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (h)	29,611,611	29,611,611
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)	6,165,000	6,180,413
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (h)	1,025,000	1,066,000
Tranche B 1LN, term loan 4.5% 10/30/19 (h)	473,649	477,201
NXP BV Tranche D, term loan 3.25% 1/11/20 (h)	6,119,663	6,119,663
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9183% 2/28/17 (h)	$ 2,677,278	$ 2,683,971
Tranche E, term loan 4% 3/8/20 (h)	4,289,675	4,289,675
		214,149,206
Telecommunications - 0.2%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (h)	1,430,000	1,453,238
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (h)	7,022,352	7,022,352
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)	9,105,000	9,185,124
		17,660,714
TOTAL BANK LOAN OBLIGATIONS (Cost $958,003,639)		972,101,536
Preferred Securities - 0.6%

Banks & Thrifts - 0.6%
Bank of America Corp. 5.2% (g)(h)	5,000,000	4,581,786
Barclays PLC 8.25% (g)(h)	10,175,000	10,675,054
Credit Agricole SA 7.875% (f)(g)(h)	16,565,000	16,846,640
Credit Suisse Group 7.5% (f)(g)(h)	15,120,000	16,227,000
JPMorgan Chase & Co. 6.75% (g)(h)	18,065,000	18,456,785
TOTAL PREFERRED SECURITIES (Cost $65,153,514)		66,787,265
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $376,577,153)	376,577,153	376,577,153
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations) # (Cost $5,773,000)	$ 5,773,013	$ 5,773,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $10,145,479,004)		10,559,479,275
NET OTHER ASSETS (LIABILITIES) - 1.3%		142,083,603
NET ASSETS - 100%		$ 10,701,562,878
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,449,061,387 or 41.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) The coupon rate will be determined upon settlement of the loan after period end.

(j) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,065,000 and $1,082,306 respectively. The coupon rate will be determined at time of settlement.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,509,594 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,773,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 3,012,302
Barclays Capital, Inc.	1,602,288
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,158,410
$ 5,773,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 481,166
Fidelity Securities Lending Cash Central Fund	3
Total	$ 481,169
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 7,020,878	$ -	$ -	$ -	$ 2,080,260
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,277,195	$ 45,277,195	$ -	$ -
Energy	21,718,899	2,661,399	19,057,500	-
Financials	147,156,448	100,083,703	47,072,745	-
Industrials	38,414,955	25,615,390	-	12,799,565
Materials	1,509,594	-	-	1,509,594
Telecommunication Services	2,080,260	2,080,260	-	-
Corporate Bonds	8,882,082,970	-	8,882,082,958	12
Bank Loan Obligations	972,101,536	-	941,715,963	30,385,573
Preferred Securities	66,787,265	-	66,787,265	-
Money Market Funds	376,577,153	376,577,153	-	-
Cash Equivalents	5,773,000	-	5,773,000	-
Total Investments in Securities:	$ 10,559,479,275	$ 552,295,100	$ 9,962,489,431	$ 44,694,744
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $10,130,762,517. Net unrealized appreciation aggregated $428,716,758, of which $492,008,775 related to appreciated investment securities and $63,292,017 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global High Income Fund

January 31, 2014

1.926257.102

GHI-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.3%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
Services - 0.1%
Abengoa SA:
4.5% 2/3/17	EUR	50,000	$ 68,615
6.25% 1/17/19 (Reg. S)	EUR	100,000	152,835
			221,450
Nonconvertible Bonds - 85.2%
Aerospace - 0.3%
Finmeccanica Finance SA 4.5% 1/19/21	EUR	250,000	337,006
GenCorp, Inc. 7.125% 3/15/21		55,000	58,988
TransDigm, Inc. 7.5% 7/15/21		635,000	687,388
			1,083,382
Air Transportation - 0.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		220,000	207,900
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	105,000
Continental Airlines, Inc. 6.125% 4/29/18 (f)		55,000	57,475
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	485,275
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,306
			902,956
Automotive - 3.1%
Affinia Group, Inc. 7.75% 5/1/21		50,000	53,500
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	138,785
4.25% 2/25/16	EUR	100,000	141,235
8.375% 7/15/14	EUR	190,000	263,941
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	96,075
Dana Holding Corp.:
5.375% 9/15/21		200,000	201,000
6% 9/15/23		200,000	200,500
Delphi Corp. 6.125% 5/15/21		550,000	606,375
Fiat Finance & Trade Ltd. SA:
6.125% 7/8/14	EUR	250,000	342,947
6.625% 3/15/18 (Reg. S)	EUR	100,000	146,671
7.625% 9/15/14	EUR	50,000	69,661
7.75% 10/17/16	EUR	650,000	970,468
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	727,319
6.25% 3/9/18	EUR	100,000	152,005
General Motors Acceptance Corp. 8% 11/1/31		400,000	481,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Financial Co., Inc.:
4.25% 5/15/23 (f)		$ 125,000	$ 119,688
4.75% 8/15/17 (f)		795,000	839,719
6.75% 6/1/18		1,340,000	1,530,950
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	142,288
Jaguar Land Rover PLC 4.125% 12/15/18 (f)		385,000	387,888
LKQ Corp. 4.75% 5/15/23 (f)		55,000	51,150
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	231,750
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	151,560
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		400,000	392,000
Schaeffler Finance BV:
4.75% 5/15/21 (f)		240,000	238,800
8.75% 2/15/19 (Reg. S)	EUR	400,000	605,566
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (i)	EUR	100,000	142,827
6.875% 8/15/18 pay-in-kind (f)(i)		225,000	238,500
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		975,000	940,875
			10,605,043
Banks & Thrifts - 7.5%
Alfa Bond Issuance PLC 7.75% 4/28/21 (Reg. S)		600,000	643,500
Ally Financial, Inc.:
3.5% 7/18/16		2,075,000	2,132,063
3.5% 1/27/19		395,000	390,063
4.5% 2/11/14		230,000	230,115
4.75% 9/10/18		885,000	924,825
7.5% 9/15/20		2,065,000	2,426,375
8% 3/15/20		185,000	220,613
Banco Espirito Santo SA 7.125% 11/28/23 (Reg. S) (i)	EUR	200,000	269,886
Banco Internacional del Peru SAA 5.75% 10/7/20 (f)		400,000	409,500
Bank of Baroda (London) 6.625% 5/25/22 (i)		200,000	195,723
Bank of Ceylon:
5.325% 4/16/18 (Reg. S)		200,000	192,500
6.875% 5/3/17 (Reg. S)		200,000	204,500
Bank of Ireland:
10% 7/30/16	EUR	200,000	283,583
10% 12/19/22	EUR	200,000	326,385
Barclays Bank PLC 7.625% 11/21/22		685,000	727,813
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (i)	EUR	300,000	385,674
BBVA Bancomer SA 7.25% 4/22/20 (f)		900,000	987,750
BBVA Paraguay SA 9.75% 2/11/16 (f)		250,000	268,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	$ 187,349
Canara Bank Ltd. 6.365% 11/28/21 (i)		100,000	98,000
CBOM Finance PLC 8.25% 8/5/14		300,000	304,500
Citic Bank International Ltd. 3.875% 9/28/22 (Reg. S) (i)		200,000	193,200
Commerzbank AG 7.75% 3/16/21	EUR	400,000	615,007
FBN Finance Co. BV 8.25% 8/7/20 (f)(i)		400,000	414,000
Finansbank A/S 5.5% 5/11/16 (Reg. S)		750,000	735,000
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	300,000	407,645
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,050,000	1,092,000
GMAC LLC:
6.75% 12/1/14		1,150,000	1,194,563
8% 12/31/18		30,000	35,175
8% 11/1/31		1,495,000	1,797,738
GTB Finance BV 6% 11/8/18 (f)		400,000	396,000
HBOS PLC 4.5% 3/18/30 (i)	EUR	300,000	388,426
HSBK BV 7.25% 5/3/17 (f)		800,000	870,400
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		600,000	586,500
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		750,000	750,000
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		200,000	200,300
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	570,500
National Savings Bank 8.875% 9/18/18 (Reg. S)		400,000	428,000
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	383,115
RBS Capital Trust C 4.243% (g)(i)	EUR	200,000	253,556
Royal Bank of Scotland Group PLC 6% 12/19/23		660,000	664,991
SBB Capital Corp. 6.62% (g)(i)		200,000	202,042
State Bank of India 6.439% (g)(i)		300,000	278,286
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	196,815
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		425,000	367,625
Turkiye Is Bankasi A/S 5.5% 4/21/19 (f)		400,000	384,000
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	67,772
Woori Bank 6.208% 5/2/67 (Reg. S) (i)		200,000	211,000
			25,492,498
Broadcasting - 1.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	97,500
7.75% 7/15/21		5,000	5,613
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,470,000	1,422,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
5.5% 9/15/14		$ 500,000	$ 497,500
5.5% 12/15/16		190,000	171,000
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	253,000	348,046
Myriad International Holding BV 6% 7/18/20 (f)		600,000	633,000
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		300,000	224,250
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (i)	EUR	200,000	298,737
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		225,000	210,094
5.75% 8/1/21 (f)		655,000	654,181
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		750,000	772,500
			5,334,646
Building Materials - 1.8%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	172,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	70,700
Associated Materials LLC 9.125% 11/1/17		240,000	252,900
CEMEX S.A.B. de CV 5.2469% 9/30/15 (f)(i)		345,000	353,625
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	206,750
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		400,000	409,500
10.5% 4/27/17 (Reg. S)		200,000	212,250
HeidelbergCement Finance AG:
7.5% 10/31/14	EUR	500,000	704,707
8.5% 10/31/19	EUR	300,000	511,407
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	173,645
Lafarge SA:
5% 7/16/14	EUR	500,000	684,658
5.375% 6/26/17	EUR	650,000	963,225
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		200,000	199,500
Nortek, Inc. 8.5% 4/15/21		120,000	132,600
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	408,000
USG Corp.:
5.875% 11/1/21 (f)		50,000	52,625
6.3% 11/15/16		20,000	21,450
7.875% 3/30/20 (f)		105,000	118,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp.: - continued
9.75% 1/15/18		$ 135,000	$ 160,650
West China Cement Ltd. 7.5% 1/25/16		400,000	404,000
			6,213,342
Cable TV - 3.2%
Adria Bidco BV 7.875% 11/15/20 (Reg. S)	EUR	150,000	203,317
Cable Communications Systems NV 7.5% 11/1/20	EUR	250,000	348,322
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,040,250
5.75% 9/1/23 (f)		180,000	175,050
5.75% 1/15/24		1,860,000	1,808,850
6.625% 1/31/22		240,000	250,800
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	46,013
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		685,000	643,900
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	280,530
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		115,000	112,700
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	143,637
DISH DBS Corp.:
5% 3/15/23		1,765,000	1,654,688
5.875% 7/15/22		325,000	325,406
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	200,500
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	204,000
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	438,597
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		75,000	75,938
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	344,761
5.5% 9/15/22 (Reg. S)	EUR	400,000	568,207
5.5% 1/15/23 (f)		200,000	200,000
7.5% 3/15/19 (Reg. S)	EUR	400,000	589,382
9.5% 3/15/21 (Reg. S)	EUR	200,000	312,224
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		270,000	286,200
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	162,000
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	160,500
VTR Finance BV 6.875% 1/15/24 (f)		200,000	200,500
			10,776,272
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Capital Goods - 0.7%
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		$ 200,000	$ 207,500
Kion Finance SA 7.875% 4/15/18 (Reg. S)	EUR	100,000	141,052
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		200,000	207,500
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	151,054
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	188,147
Wendel SA:
3.75% 1/21/21	EUR	100,000	133,806
4.375% 8/9/17	EUR	250,000	356,563
5.875% 9/17/19	EUR	200,000	301,434
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		200,000	177,500
6.875% 4/5/17 (Reg. S)		400,000	411,000
			2,275,556
Chemicals - 1.4%
Braskem Finance Ltd. 7% 5/7/20 (f)		281,000	303,129
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	228,544
Chemtura Corp. 5.75% 7/15/21		115,000	117,300
Hexion U.S. Finance Corp. 6.625% 4/15/20		475,000	492,813
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	377,248	509,089
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	285,924
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		327,000	358,883
LSB Industries, Inc. 7.75% 8/1/19 (f)		85,000	90,100
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		200,000	207,500
PolyOne Corp. 5.25% 3/15/23		250,000	243,750
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	304,500
SPCM SA 6% 1/15/22 (f)		115,000	121,613
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		1,270,000	1,298,575
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	161,625
			4,723,345
Consumer Products - 0.5%
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		60,000	56,850
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		320,000	320,000
8.125% 2/1/20		25,000	27,938
Revlon Consumer Products Corp. 5.75% 2/15/21		1,185,000	1,173,150
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		$ 45,000	$ 47,813
6.625% 11/15/22		55,000	58,506
			1,684,257
Containers - 3.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		709,281	744,006
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	483,256
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (Reg. S)	EUR	100,000	143,974
9.125% 10/15/20 (f)		1,215,000	1,327,388
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (f)		35,294	35,735
7.375% 10/15/17 (f)		200,000	213,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	143,974
9.125% 10/15/20 (f)		460,000	500,250
Ball Corp. 4% 11/15/23		585,000	533,813
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)		78,412	81,751
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	68,900
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		1,455,000	1,378,613
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	69,125
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	211,409
6.75% 9/15/20 (Reg. S)	EUR	200,000	312,898
Rexam PLC 6.75% 6/29/67 (i)	EUR	325,000	465,723
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,096,125
6.875% 2/15/21		500,000	536,875
7.875% 8/15/19		250,000	275,000
8.25% 2/15/21		250,000	265,625
Sealed Air Corp. 6.5% 12/1/20 (f)		145,000	156,238
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		98,000	112,210
			10,156,638
Diversified Financial Services - 5.7%
Aircastle Ltd. 4.625% 12/15/18		180,000	181,350
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	161,908	$ 99,605
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	438,031
CIT Group, Inc.:
5% 8/15/22		270,000	268,650
5% 8/1/23		1,480,000	1,459,650
5.375% 5/15/20		330,000	349,388
5.5% 2/15/19 (f)		575,000	612,375
Comcel Trust 6.875% 2/6/24 (f)		400,000	398,000
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	323,688
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	140,096
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	367,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (f)		255,000	255,319
5.875% 2/1/22 (f)		530,000	525,363
6% 8/1/20 (f)		425,000	440,406
International Lease Finance Corp.:
4.625% 4/15/21		720,000	689,400
5.875% 8/15/22		1,220,000	1,233,725
6.25% 5/15/19		640,000	694,400
8.25% 12/15/20		1,640,000	1,931,956
8.625% 1/15/22		2,505,000	2,974,688
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	539,912
Numericable Finance & Co. SCA 12.375% 2/15/19 (Reg. S)	EUR	130,000	213,115
SLM Corp.:
4.875% 6/17/19		410,000	405,859
5.5% 1/15/19		445,000	455,013
5.5% 1/25/23		1,250,000	1,174,255
8% 3/25/20		190,000	212,088
8.45% 6/15/18		620,000	718,425
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		500,000	555,000
Thomas Cook Finance PLC 7.75% 6/15/20 (REg.S)	EUR	250,000	364,995
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	719,896
7.625% 1/15/20 (Reg. S)	EUR	250,000	363,524
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	441,025
			19,546,697
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Media - 0.5%
Block Communications, Inc. 7.25% 2/1/20 (f)		$ 660,000	$ 701,250
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	102,250
6.5% 11/15/22		275,000	282,563
7.625% 3/15/20		65,000	68,250
Lamar Media Corp.:
5.375% 1/15/24 (f)		120,000	121,500
5.875% 2/1/22		55,000	57,200
National CineMedia LLC:
6% 4/15/22		300,000	312,000
7.875% 7/15/21		35,000	38,588
WMG Acquisition Corp. 6% 1/15/21 (f)		59,000	61,065
			1,744,666
Electric Utilities - 5.5%
Atlantic Power Corp. 9% 11/15/18		945,000	1,008,788
Calpine Corp.:
6% 1/15/22 (f)		225,000	232,875
7.875% 1/15/23 (f)		559,000	616,298
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		500,000	518,750
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		800,000	822,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	41,947
Enel SpA 5% 1/15/75 (i)	EUR	300,000	396,476
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	412,425
10% 12/1/20 (f)		2,290,000	2,410,225
12.25% 12/1/18 pay-in-kind (f)(i)		107,562	69,870
12.25% 3/1/22 (f)		2,120,000	2,456,550
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	59,125
9.875% 10/15/20		385,000	406,175
InterGen NV 7% 6/30/23 (f)		1,110,000	1,143,300
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	409,000
6.95% 2/21/19 (Reg. S)		600,000	613,500
Majapahit Holding BV 8% 8/7/19 (Reg. S)		400,000	444,000
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	176,675
NRG Energy, Inc. 6.625% 3/15/23		405,000	413,606
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
NSG Holdings II, LLC 7.75% 12/15/25 (f)		$ 375,000	$ 396,563
NV Energy, Inc. 6.25% 11/15/20		500,000	591,006
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		400,000	394,950
8.375% 12/10/18		350,000	406,845
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	146,000
5.5% 11/22/21 (Reg. S)		200,000	192,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	134,262
6% 9/1/21		1,045,000	1,202,205
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		400,000	369,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	151,392
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	438,476
The AES Corp.:
4.875% 5/15/23		520,000	486,850
7.375% 7/1/21		35,000	38,763
8% 10/15/17		23,000	26,795
TXU Corp.:
5.55% 11/15/14		1,361,000	442,325
6.5% 11/15/24		475,000	123,500
6.55% 11/15/34		1,000,000	260,000
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	181,000	270,967
			18,723,484
Energy - 8.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	225,400
Afren PLC:
6.625% 12/9/20 (f)		250,000	248,750
10.25% 4/8/19 (f)		593,000	681,061
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	92,863
7% 5/20/22		180,000	195,750
Antero Resources Finance Corp. 6% 12/1/20		585,000	616,444
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23		205,000	196,288
Basic Energy Services, Inc. 7.75% 2/15/19		90,000	94,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.:
5.375% 6/15/21		$ 430,000	$ 447,200
5.75% 3/15/23		250,000	260,313
6.125% 2/15/21		270,000	290,925
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	530,000
6.125% 7/15/22		170,000	181,050
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	68,250
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	199,000
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	403,650
Concho Resources, Inc. 5.5% 4/1/23		240,000	242,400
Continental Resources, Inc. 8.25% 10/1/19		300,000	326,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)		175,000	178,500
7.75% 4/1/19		150,000	162,938
Denbury Resources, Inc. 4.625% 7/15/23		810,000	747,225
Diamondback Energy, Inc. 7.625% 10/1/21 (f)		195,000	205,238
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	99,420
EDC Finance Ltd. 4.875% 4/17/20 (f)		600,000	568,500
Edgen Murray Corp. 8.75% 11/1/20 (f)		97,000	111,793
EDP Finance BV:
5.5% 2/18/14	EUR	500,000	674,558
5.75% 9/21/17	EUR	500,000	741,785
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		510,000	525,300
Energy Transfer Equity LP 7.5% 10/15/20		30,000	33,788
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	121,550
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (f)(i)		212,388	217,475
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	193,725
9.375% 5/1/20		565,000	649,750
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	770,150
Forest Oil Corp. 7.25% 6/15/19		113,000	108,480
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		135,000	141,075
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		$ 95,000	$ 96,425
Gibson Energy, Inc. 6.75% 7/15/21 (f)		640,000	676,800
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	342,550
Halcon Resources Corp. 8.875% 5/15/21		135,000	134,663
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	85,600
Indo Energy Finance II BV 6.375% 1/24/23		200,000	160,000
Kodiak Oil & Gas Corp.:
5.5% 1/15/21		80,000	79,600
5.5% 2/1/22		175,000	172,813
8.125% 12/1/19		285,000	315,638
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22 (f)		340,000	340,000
LINN Energy LLC/LINN Energy Finance Corp. 6.25% 11/1/19 (f)		435,000	441,525
Markwest Energy Partners LP/Markwest Energy Finance Corp. 4.5% 7/15/23		660,000	622,050
MIE Holdings Corp. 9.75% 5/12/16		400,000	419,000
Offshore Group Investment Ltd.:
7.125% 4/1/23		530,000	530,000
7.5% 11/1/19		1,510,000	1,623,250
Oil States International, Inc. 6.5% 6/1/19		30,000	31,725
Pacific Drilling SA 5.375% 6/1/20 (f)		260,000	259,350
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	409,450
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,175,000	1,239,625
Pan American Energy LLC 7.875% 5/7/21 (f)		950,000	902,500
Petroleos Mexicanos 6.625% (f)(g)		950,000	966,625
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	202,806
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,625
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	141,750
Range Resources Corp. 5.75% 6/1/21		250,000	265,000
Rosetta Resources, Inc. 5.625% 5/1/21		225,000	224,438
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (f)		760,000	758,100
5.625% 4/15/23 (f)		400,000	380,000
SemGroup Corp. 7.5% 6/15/21 (f)		870,000	926,550
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		100,000	106,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	63,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20		35,000	35,788
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		840,699	781,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Ultra Petroleum Corp. 5.75% 12/15/18 (f)		$ 230,000	$ 238,050
Unit Corp. 6.625% 5/15/21		650,000	682,500
Western Refining, Inc. 6.25% 4/1/21		105,000	106,838
WPX Energy, Inc. 6% 1/15/22		85,000	84,575
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		400,000	407,500
8.125% 4/22/18 (Reg. S)		200,000	203,750
YPF SA 8.875% 12/19/18 (f)		205,000	192,700
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,000,000	1,035,000
			28,248,153
Entertainment/Film - 0.7%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		55,000	55,275
5.625% 2/15/24 (f)		55,000	55,413
Cinemark U.S.A., Inc.:
4.875% 6/1/23		265,000	250,425
5.125% 12/15/22		50,000	48,688
7.375% 6/15/21		15,000	16,613
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		95,000	97,375
4.875% 11/1/20 (f)		245,000	248,063
5.375% 11/1/23 (f)		195,000	193,050
Lions Gate Entertainment Corp. 5.25% 8/1/18 (f)		705,000	712,050
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	176,375
Regal Entertainment Group:
5.75% 6/15/23		470,000	462,950
5.75% 2/1/25		55,000	52,250
			2,368,527
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	100,000
5.25% 8/1/20		110,000	112,200
Covanta Holding Corp. 6.375% 10/1/22		103,000	106,348
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	206,000
Tervita Corp.:
8% 11/15/18 (f)		120,000	123,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Environmental - continued
Tervita Corp.: - continued
9.75% 11/1/19 (f)		$ 60,000	$ 60,150
10.875% 2/15/18 (f)		130,000	135,772
			843,470
Food & Drug Retail - 1.3%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (f)		135,000	147,150
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		80,000	81,600
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	183,600
Rite Aid Corp.:
6.75% 6/15/21		1,380,000	1,455,900
6.875% 12/15/28 (f)		705,000	666,225
7.7% 2/15/27		586,000	606,510
9.25% 3/15/20		155,000	176,894
Sigma Alimentos SA de CV 6.875% 12/16/19 (f)		800,000	902,000
Tops Markets LLC 8.875% 12/15/17 (f)		95,000	103,788
			4,323,667
Food/Beverage/Tobacco - 1.9%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	300,760
9.875% 5/1/19 (Reg. S)	EUR	100,000	151,392
CFG Investment SAC 9.75% 7/30/19 (Reg. S)		200,000	195,800
Corporacion Lindley SA 6.75% 11/23/21 (f)		400,000	418,500
Deutsche Raststatten Gruppe IV GmbH 6.75% 12/30/20 (Reg. S)	EUR	100,000	142,288
ESAL GmbH 6.25% 2/5/23 (f)		2,545,000	2,315,950
Findus Bondco SA 9.125% 7/1/18 (Reg. S)	EUR	200,000	294,691
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,160,000	1,168,700
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,135,000	1,109,463
MHP SA 10.25% 4/29/15 (f)		200,000	199,232
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (i)	EUR	250,000	348,133
			6,644,909
Gaming - 1.2%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		295,000	278,775
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	202,305
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		130,000	131,625
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	155,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Gaming - continued
MCE Finance Ltd.:
5% 2/15/21 (f)		$ 230,000	$ 221,950
5% 2/15/21 (Reg. S)		200,000	193,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	300,600
6.625% 12/15/21		150,000	159,750
8.625% 2/1/19		315,000	370,913
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	54,250
Studio City Finance Ltd. 8.5% 12/1/20 (f)		1,415,000	1,570,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		480,000	448,800
			4,087,868
Healthcare - 4.8%
Alere, Inc. 6.5% 6/15/20		530,000	544,575
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		85,000	87,125
7.75% 2/15/19		195,000	209,625
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	100,000	143,637
DaVita HealthCare Partners, Inc.:
5.75% 8/15/22		155,000	158,681
6.625% 11/1/20		300,000	321,750
Emergency Medical Services Corp. 8.125% 6/1/19		29,000	31,175
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	75,493
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	149,638
HCA Holdings, Inc.:
4.75% 5/1/23		1,290,000	1,262,588
5.875% 3/15/22		620,000	652,550
5.875% 5/1/23		340,000	346,375
6.25% 2/15/21		195,000	207,675
6.5% 2/15/20		895,000	986,738
7.5% 2/15/22		180,000	203,175
7.75% 5/15/21		950,000	1,042,625
HealthSouth Corp.:
5.75% 11/1/24		100,000	99,000
7.75% 9/15/22		243,000	266,693
IMS Health, Inc. 6% 11/1/20 (f)		95,000	100,700
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	16,088
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	644,089
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		255,000	96,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Medi-Partenaires, SAS 7% 5/15/20 (Reg. S)	EUR	150,000	$ 209,386
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	366,300
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	63,300
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	277,832
Rural/Metro Corp. 10.125% 7/15/19 (c)(f)		110,000	31,900
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	151,125
5.5% 2/1/21		120,000	121,800
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		70,000	72,975
Select Medical Corp. 6.375% 6/1/21		780,000	782,925
Tenet Healthcare Corp.:
4.375% 10/1/21		1,125,000	1,078,594
4.5% 4/1/21		180,000	174,375
4.75% 6/1/20		135,000	134,663
6% 10/1/20 (f)		235,000	247,338
6.25% 11/1/18		85,000	93,925
6.75% 2/1/20		145,000	151,525
8.125% 4/1/22		955,000	1,042,144
9.25% 2/1/15		300,000	322,500
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		155,000	160,619
6.75% 8/15/18 (f)		665,000	729,006
6.75% 8/15/21 (f)		40,000	42,700
7.25% 7/15/22 (f)		25,000	27,250
7.5% 7/15/21 (f)		1,568,000	1,746,360
VPI Escrow Corp. 6.375% 10/15/20 (f)		190,000	202,825
VWR Funding, Inc. 7.25% 9/15/17		340,000	362,100
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)		30,000	9,600
			16,249,962
Homebuilders/Real Estate - 6.1%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	308,625
9.875% 3/20/17 (Reg. S)		200,000	213,250
10% 11/14/16 (Reg. S)		600,000	630,000
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		990,000	980,100
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	142,100
Big Will Investments Ltd. 10.875% 4/29/16		200,000	217,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	89,038
Caifu Holdings Ltd. 8.75% 1/24/20 (Reg. S)		200,000	196,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
CBRE Group, Inc. 5% 3/15/23		$ 350,000	$ 334,688
Cementos Progreso Trust 7.125% 11/6/23 (f)		200,000	204,250
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		400,000	378,886
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		200,000	199,339
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	213,750
China South City Holdings Ltd.:
8.25% 1/29/19 (Reg. S)		200,000	198,500
13.5% 1/14/16 (Reg. S)		200,000	213,000
CIFI Holdings Group Co. Ltd.:
8.875% 1/27/19 (Reg. S)		200,000	196,000
12.25% 4/15/18		200,000	219,750
Country Garden Holdings Co. Ltd.:
7.25% 4/4/21 (Reg. S)		200,000	189,500
11.125% 2/23/18 (Reg. S)		400,000	436,000
11.25% 4/22/17 (Reg. S)		500,000	531,250
D.R. Horton, Inc. 5.75% 8/15/23		575,000	592,250
Evergrande Real Estate Group Ltd.:
8.75% 10/30/18 (Reg. S)		400,000	389,500
13% 1/27/15 (Reg. S)		700,000	741,125
Fantasia Holdings Group Co. Ltd.:
10.75% 1/22/20 (Reg. S)		200,000	193,000
13.75% 9/27/17		200,000	219,500
Future Land Develpmnt Holding Ltd. 10.25% 1/31/18 (Reg. S)		200,000	196,000
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	202,000
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	189,000
Greenland Hong Kong Holdings Ltd. 4.75% 10/18/16		400,000	397,000
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		500,000	505,000
Hopson Development Holdings Ltd. 11.75% 1/21/16		400,000	408,500
Howard Hughes Corp. 6.875% 10/1/21 (f)		440,000	458,700
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	13,931
11.5% 7/20/20 (Reg. S)		105,000	106,050
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		600,000	600,000
10.25% 1/8/20 (Reg. S)		200,000	197,250
12.875% 9/18/17		200,000	224,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
KWG Property Holding Ltd.:
8.625% 2/5/20 (Reg. S)		$ 200,000	$ 191,000
8.975% 1/14/19 (Reg. S)		200,000	197,358
12.5% 8/18/17 (Reg. S)		200,000	217,250
Longfor Properties Co. Ltd.:
6.875% 10/18/19		400,000	392,500
9.5% 4/7/16 (Reg. S)		400,000	420,000
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	191,500
Odebrecht Finance Ltd. 7.5% (f)(g)		750,000	737,813
Realogy Corp. 9% 1/15/20 (f)		125,000	144,375
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)		430,000	433,225
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	143,250
13% 3/10/16 (Reg. S)		100,000	67,500
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	218,400
RPG Byty Sro 6.75% 5/1/20 (Reg. S)	EUR	500,000	686,286
Ryland Group, Inc. 5.375% 10/1/22		55,000	52,800
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	282,375
11% 3/8/18		500,000	548,125
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		400,000	396,000
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		400,000	394,500
12.5% 10/16/17 (Reg. S)		400,000	437,500
Theta Capital Pte Ltd. 7% 5/16/19		400,000	399,217
Trillion Chance Ltd. 8.5% 1/10/19		400,000	399,000
Vingroup JSC 11.625% 5/7/18 (Reg. S)		250,000	266,875
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (f)		90,000	87,525
William Lyon Homes, Inc.:
8.5% 11/15/20		100,000	108,000
8.5% 11/15/20 (f)		115,000	124,200
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	265,000
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		200,000	200,000
Xinyuan Real Estate Co. Ltd. 13.25% 5/3/18 (Reg. S)		200,000	202,500
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	419,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Yuzhou Properties Co.:
8.75% 10/4/18 (Reg. S)		$ 200,000	$ 196,250
11.75% 10/25/17 (Reg. S)		200,000	218,000
			20,762,906
Hotels - 0.3%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	46,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		885,000	915,975
Host Hotels & Resorts LP 6% 10/1/21		60,000	66,829
Playa Resorts Holding BV 8% 8/15/20 (f)		150,000	159,750
			1,189,354
Insurance - 0.4%
Assicurazioni Generali SpA 10.125% 7/10/42 (i)	EUR	200,000	351,882
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	358,800
MAPFRE SA:
5.125% 11/16/15	EUR	200,000	286,729
5.921% 7/24/37 (i)	EUR	150,000	205,331
			1,202,742
Leisure - 0.2%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	400,000	579,941
Royal Caribbean Cruises Ltd. 5.25% 11/15/22		85,000	86,063
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (f)(i)		110,000	112,338
			778,342
Metals/Mining - 2.9%
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	161,363
6.25% 6/1/21		295,000	241,163
9.75% 4/15/18		210,000	221,025
Alrosa Finance SA 7.75% 11/3/20 (f)		725,000	801,125
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	421,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	199,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	53,000
Boart Longyear Management Pty Ltd. 10% 10/1/18 (f)		265,000	276,263
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	66,625
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	201,000
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		200,000	211,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
7% 11/1/15 (f)		$ 116,000	$ 120,675
8.25% 11/1/19 (f)		605,000	666,256
Fresnillo PLC 5.5% 11/13/23 (f)		400,000	386,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		425,000	359,678
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	67,875
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		600,000	594,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		200,000	142,250
New Gold, Inc.:
6.25% 11/15/22 (f)		80,000	76,800
7% 4/15/20 (f)		40,000	41,000
Nord Gold NV 6.375% 5/7/18 (f)		200,000	191,000
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		400,000	385,000
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		55,000	61,738
PT Adaro Indonesia:
7.625% 10/22/19 (f)		1,150,000	1,206,063
7.625% 10/22/19 (Reg. S)		400,000	419,500
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		200,000	205,000
Samarco Mineracao SA 5.75% 10/24/23 (f)		400,000	388,000
Vedanta Resources PLC:
6.75% 6/7/16 (Reg. S)		200,000	207,600
8.25% 6/7/21 (Reg. S)		200,000	200,000
9.5% 7/18/18 (Reg. S)		600,000	660,000
Walter Energy, Inc. 9.5% 10/15/19 (f)		150,000	152,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	106,750
Yancoal International Resources Development Co. Ltd. 4.461% 5/16/17 (Reg. S)		400,000	388,120
			9,878,619
Paper - 0.2%
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		200,000	220,000
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	129,146
Smurfit Kappa Acquisitions 7.75% 11/15/19 (Reg. S)	EUR	120,000	174,393
WEPA Hygieneprodukte GmbH 6.5% 5/15/20 (Reg. S)	EUR	100,000	144,985
			668,524
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Publishing/Printing - 0.8%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		$ 2,300,000	$ 2,501,250
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		200,000	205,300
R.R. Donnelley & Sons Co. 7% 2/15/22		180,000	191,700
			2,898,250
Railroad - 0.3%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)(h)		215,000	216,075
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	270,886
4.25% 12/13/21	EUR	350,000	417,241
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		160,000	172,000
			1,076,202
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	114,188
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	132,500
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	575,000
			821,688
Services - 2.0%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	65,100
APX Group, Inc.:
6.375% 12/1/19		1,330,000	1,336,650
8.75% 12/1/20		1,005,000	1,022,588
8.75% 12/1/20 (f)		240,000	243,600
ARAMARK Corp. 5.75% 3/15/20 (f)		255,000	264,563
Audatex North America, Inc. 6% 6/15/21 (f)		840,000	875,700
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (f)		95,000	98,206
Empark Funding SA 6.75% 12/15/19 (Reg. S)	EUR	200,000	276,484
FTI Consulting, Inc. 6% 11/15/22		205,000	208,075
Garda World Security Corp. 7.25% 11/15/21 (f)		35,000	35,919
Hertz Corp.:
5.875% 10/15/20		150,000	155,250
6.25% 10/15/22		105,000	108,150
Iron Mountain, Inc. 5.75% 8/15/24		125,000	116,875
Laureate Education, Inc. 9.25% 9/1/19 (f)		930,000	999,750
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	73,500
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		49,000	51,266
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Services - continued
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	$ 503,209
TMS International Corp. 7.625% 10/15/21 (f)		55,000	58,438
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind		155,000	163,138
9.625% 6/15/18 pay-in-kind		90,000	96,300
			6,752,761
Shipping - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		255,000	260,100
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	10,200
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		110,000	123,200
Teekay Corp. 8.5% 1/15/20		1,150,000	1,272,188
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	131,100
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	192,150
			1,988,938
Steel - 1.4%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		300,000	283,875
CITIC Pacific Ltd.:
6.375% 4/10/20 (Reg. S)		200,000	191,500
6.625% 4/15/21		200,000	191,250
6.875% 1/21/18 (Reg. S)		500,000	516,250
EVRAZ Group SA 9.5% 4/24/18 (Reg. S)		600,000	645,750
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		425,000	439,875
Metinvest BV 10.25% 5/20/15 (f)		100,000	100,320
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		520,000	562,900
11.25% 10/15/18		200,000	218,500
Severstal Columbus LLC 10.25% 2/15/18		975,000	1,026,188
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	130,800
TMK Capital SA 7.75% 1/27/18		600,000	624,000
			4,931,208
Super Retail - 0.5%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,825
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(i)		85,000	86,913
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Super Retail - continued
Claire's Stores, Inc.:
7.75% 6/1/20 (f)		$ 60,000	$ 51,300
9% 3/15/19 (f)		130,000	136,175
CST Brands, Inc. 5% 5/1/23		65,000	62,400
Hengdeli Holdings Ltd. 6.25% 1/29/18 (Reg. S)		200,000	202,750
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(i)		130,000	135,200
Limited Brands, Inc. 5.625% 2/15/22		250,000	253,750
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	178,000
Sally Holdings LLC 6.875% 11/15/19		35,000	38,500
Sonic Automotive, Inc.:
5% 5/15/23		40,000	37,600
7% 7/15/22		105,000	113,925
The Bon-Ton Department Stores, Inc. 8% 6/15/21		225,000	217,969
			1,536,307
Technology - 4.0%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		400,000	414,000
6.125% 9/15/23 (f)		260,000	271,050
ADT Corp. 6.25% 10/15/21 (f)		235,000	242,978
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)		465,000	484,763
Avaya, Inc.:
7% 4/1/19 (f)		685,000	676,438
9% 4/1/19 (f)		490,000	508,375
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		1,015,000	1,047,988
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		135,000	124,875
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	153,394
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		105,000	119,306
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (f)(i)		115,000	120,319
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		180,000	179,100
First Data Corp.:
6.75% 11/1/20 (f)		1,905,000	2,005,013
11.25% 1/15/21 (f)		535,000	589,838
11.75% 8/15/21 (f)		145,000	148,988
Flextronics International Ltd. 4.625% 2/15/20		400,000	393,000
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		200,000	171,000
10% 2/1/19 (Reg. S)		200,000	171,000
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	900,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Technology - continued
MMI International Ltd. 8% 3/1/17 (Reg. S)		$ 250,000	$ 245,000
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	202,500
Rolta LLC 10.75% 5/16/18 (Reg. S)		200,000	192,310
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	114,000
SoftBank Corp. 4.5% 4/15/20 (f)		90,000	88,538
STATS ChipPAC Ltd.:
4.5% 3/20/18 (f)		212,000	209,350
4.5% 3/20/18 (Reg. S)		200,000	197,500
5.375% 3/31/16 (Reg. S)		200,000	206,000
SunGard Data Systems, Inc. 6.625% 11/1/19		295,000	309,013
Trionista Holdco GmbH 5% 4/30/20 (Reg. S)	EUR	100,000	138,579
VeriSign, Inc. 4.625% 5/1/23		1,905,000	1,824,038
Viasystems, Inc. 7.875% 5/1/19 (f)		295,000	315,650
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		545,000	607,675
13.375% 10/15/19		220,000	254,650
			13,626,228
Telecommunications - 11.7%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		160,000	159,600
6.75% 11/15/20 (f)		490,000	502,250
Altice Financing SA:
6.5% 1/15/22 (f)		200,000	203,000
6.5% 1/15/22 (Reg. S)	EUR	200,000	274,056
7.875% 12/15/19 (f)		775,000	840,875
Altice Finco SA:
8.125% 1/15/24 (f)		200,000	209,160
9.875% 12/15/20 (f)		665,000	744,800
Bite Finance International BV 7.718% 2/15/18 (Reg. S) (i)	EUR	200,000	275,518
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	185,625
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (f)		700,000	938,000
Digicel Group Ltd.:
6% 4/15/21 (f)		525,000	506,625
7% 2/15/20 (f)		400,000	405,500
8.25% 9/1/17 (f)		800,000	830,000
8.25% 9/30/20 (f)		525,000	540,750
10.5% 4/15/18 (f)		400,000	424,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		$ 905,000	$ 889,163
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	200,000	296,417
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		270,253	278,845
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	261,525
Empresa Nacional de Telecomunicaciones SA (ENTEL) 4.875% 10/30/24 (f)		400,000	392,000
Frontier Communications Corp. 8.5% 4/15/20		750,000	840,000
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	777,563
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,050,000	1,139,250
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (Reg. S)		590,000	609,175
7.5% 4/1/21		400,000	440,500
Intelsat Luxembourg SA:
7.75% 6/1/21 (f)		965,000	1,034,963
8.125% 6/1/23 (f)		1,295,000	1,401,838
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	60,225
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)		265,000	270,963
7% 6/1/20		900,000	956,250
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		380,000	394,725
6.625% 4/1/23 (f)		580,000	601,750
Millicom International Cellular SA:
4.75% 5/22/20 (f)		200,000	188,000
6.625% 10/15/21 (f)		400,000	405,000
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S)	EUR	100,000	139,928
MTS International Funding Ltd.:
5% 5/30/23 (f)		550,000	506,000
8.625% 6/22/20 (f)		550,000	644,875
Neustar, Inc. 4.5% 1/15/23		940,000	806,050
NII Capital Corp. 7.625% 4/1/21		70,000	29,575
Nokia Siemens Networks Finance AB 7.125% 4/15/20 (Reg. S)	EUR	100,000	152,740
OTE PLC:
4.625% 5/20/16	EUR	500,000	692,544
7.25% 2/12/15 (e)	EUR	50,000	70,611
Pacnet Ltd.:
9% 12/12/18 (f)		200,000	205,000
9% 12/12/18 (Reg. S)		200,000	205,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Portugal Telecom International Finance BV 4.625% 5/8/20 (Reg. S)	EUR	500,000	$ 685,666
SBA Communications Corp. 5.625% 10/1/19		245,000	252,350
Sprint Capital Corp.:
6.9% 5/1/19		815,000	880,200
8.75% 3/15/32		495,000	535,838
Sprint Communications, Inc.:
6% 11/15/22		3,125,000	3,070,263
9% 11/15/18 (f)		505,000	609,788
Sprint Corp.:
7.125% 6/15/24 (f)		285,000	286,425
7.875% 9/15/23 (f)		530,000	565,775
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (f)		195,000	205,199
6.464% 4/28/19		85,000	89,463
6.542% 4/28/20		305,000	322,919
6.633% 4/28/21		275,000	289,438
6.731% 4/28/22		205,000	215,250
6.836% 4/28/23		80,000	83,500
TBG Global Pte. Ltd.:
4.625% 4/3/18 (f)		400,000	379,600
4.625% 4/3/18 (Reg. S)		200,000	189,800
Telecom Italia SpA:
4.5% 1/25/21 (Reg. S)	EUR	150,000	202,663
4.875% 9/25/20 (Reg. S)	EUR	500,000	691,462
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		400,000	408,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		400,000	423,500
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	145,111
6.375% 11/15/20 (Reg. S)	EUR	200,000	289,971
6.75% 8/15/24 (Reg. S)	EUR	100,000	145,010
TW Telecom Holdings, Inc.:
5.375% 10/1/22		435,000	430,650
6.375% 9/1/23		435,000	454,575
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		550,000	633,160
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		500,000	540,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Finance SA:
6.5% 4/30/20 (f)		$ 1,000,000	$ 1,090,000
7.25% 2/15/18 (f)		400,000	419,000
7.375% 2/15/18	EUR	550,000	780,729
7.375% 2/15/18 (Reg. S)	EUR	250,000	353,400
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (i)	EUR	1,091,631	1,516,451
12.25% 7/15/17 pay-in-kind (f)(i)		936,725	969,510
			39,885,400
Textiles & Apparel - 0.1%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(i)		49,000	50,103
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		75,000	75,750
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	201,500
			327,353
TOTAL NONCONVERTIBLE BONDS			290,354,160
TOTAL CORPORATE BONDS (Cost $284,766,414)			290,575,610
Government Obligations - 0.7%

Germany - 0.7%
German Federal Republic 0.25% 3/14/14 (Cost $2,519,075)	EUR	1,875,000	2,529,116
Common Stocks - 1.6%
	Shares
Automotive - 0.3%
General Motors Co.	26,868	969,397
Broadcasting - 0.2%
Cumulus Media, Inc. Class A (a)	83,000	555,270
Chemicals - 0.2%
LyondellBasell Industries NV Class A	8,000	630,080
Common Stocks - continued
	Shares	Value
Energy - 0.3%
CVR Refining, LP	28,000	$ 626,360
EP Energy Corp.	22,000	378,400
		1,004,760
Healthcare - 0.2%
Express Scripts Holding Co. (a)	7,500	560,175
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp. (a)	4,100	186,837
Metals/Mining - 0.2%
OCI Resources LP	39,400	847,100
Services - 0.2%
ARAMARK Holdings Corp. (a)	21,900	541,149
WP Rocket Holdings, Inc. rights (a)	58,168	1
		541,150
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	12,187	48,748
TOTAL COMMON STOCKS (Cost $4,990,912)		5,343,517
Nonconvertible Preferred Stocks - 0.7%

Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (f)	709	685,958
Goldman Sachs Group, Inc. Series J, 5.50%	20,382	471,232
		1,157,190
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,369,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,278,749)		2,526,190
Bank Loan Obligations - 4.8%
	Principal Amount (d)
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (i)	$ 29,850	29,999
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (i)	64,513	64,755
		94,754
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Broadcasting - 0.3%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (i)	$ 650,000	$ 656,500
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (i)	190,000	192,613
NEP/NCP Holdco, Inc. Tranche B, term loan 4.25% 1/22/20 (i)	95,000	95,475
		944,588
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (i)	59,850	60,336
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (i)	235,000	237,350
Tranche B 1LN, term loan 5.5% 7/31/18 (i)	24,796	24,920
		262,270
Consumer Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)	400,000	401,500
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (i)	44,888	45,000
		446,500
Diversified Financial Services - 0.4%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)	405,000	415,631
Tranche B 2LN, term loan 4% 7/10/20 (i)	143,188	144,440
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (i)	23,438	23,789
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (i)	57,060	57,060
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (i)	213,388	214,721
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (i)	398,624	404,105
		1,259,746
Diversified Media - 0.2%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (i)	695,000	698,044
Electric Utilities - 0.1%
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (i)	52,046	52,306
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Electric Utilities - continued
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (i)	$ 54,725	$ 54,930
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	154,132	155,673
		262,909
Energy - 0.7%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	425,000	434,563
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	56,667	56,879
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	950,000	976,125
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (i)	24,875	25,093
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (i)	89,553	90,449
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	49,750	50,185
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	65,000	66,463
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)	45,000	46,294
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	75,568	76,134
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)	10,512	10,591
Tranche M, term loan 4.25% 12/16/20 (i)	3,920	3,950
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (i)	353,225	359,848
		2,196,574
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 1/31/21 (j)	35,000	35,088
Food & Drug Retail - 0.2%
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (i)	369,075	369,075
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (i)	148,875	149,805
Tranche 2LN, term loan 5.75% 8/21/20 (i)	25,000	25,500
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (i)	104,211	104,472
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (i)	38,432	38,672
		687,524
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)	$ 84,575	$ 85,421
Tranche B 2LN, term loan 8.25% 11/30/20 (i)	75,000	76,781
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21 (j)	65,000	65,813
Tranche B 1LN, term loan 11/26/20 (j)	130,000	130,325
		358,340
Gaming - 0.4%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (i)	70,000	71,093
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (k)	21,000	21,341
5.5% 11/21/19 (i)	49,000	49,858
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	75,000	78,750
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4886% 1/28/18 (i)	650,808	625,622
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	89,100	89,216
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/5/19 (i)	40,000	40,636
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (i)	321,841	324,255
		1,300,771
Healthcare - 0.1%
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (i)	48,750	48,750
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (i)	215,752	184,144
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (i)	25,000	25,344
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (i)	10,000	10,225
Tranche B 2LN, term loan 4.25% 7/3/19 (i)	9,975	10,075
		278,538
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	135,793	135,453
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (i)	$ 337,368	$ 339,477
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (i)	29,925	30,262
		369,739
Leisure - 0.2%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (i)	630,000	637,875
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	287,825	280,629
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (i)	34,651	34,809
Tranche B 2LN, term loan 8.75% 1/25/21 (i)	20,000	20,400
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (i)	349,125	352,616
		688,454
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (i)	299,970	307,469
Publishing/Printing - 0.4%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (i)	19,650	19,699
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (i)	575,663	587,536
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (i)	887,131	892,676
		1,499,911
Restaurants - 0.0%
NPC International, Inc. Tranche B, term loan 4% 12/28/18 (i)	83,442	84,276
Services - 0.3%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (i)	665,000	666,663
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	149,038	148,106
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (i)	30,000	30,450
		845,219
Super Retail - 0.0%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 4.25% 2/23/17 (i)	47,903	48,262
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Technology - 0.2%
Ancestry.com, Inc. Tranche B 2LN, term loan 4% 5/15/18 (i)	$ 22,500	$ 22,556
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (i)	44,775	44,663
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	125,000	125,313
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (i)	290,000	301,600
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	158,423	159,611
		653,743
Telecommunications - 0.6%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (i)	1,565,000	1,590,431
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (i)	147,015	147,015
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (i)	163,763	169,289
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (i)	25,000	25,625
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)	180,000	181,584
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (i)	6,325	6,467
Mitel U.S. Holdings, Inc. Tranche B, term loan 1/24/19 (j)	55,000	55,413
		2,175,824
TOTAL BANK LOAN OBLIGATIONS (Cost $15,908,591)		16,332,207
Preferred Securities - 4.0%

Banks & Thrifts - 2.5%
AMBB Capital (L) Ltd. 6.77% (g)(i)	200,000	203,386
Bank of America Corp. 5.2% (g)(i)	345,000	316,143
Barclays Bank PLC:
4.75% (g)(i)	400,000	498,812
4.875% (g)(i)	400,000	508,589
Barclays PLC 8% (g)(i)	200,000	278,272
BNP Paribas SA 5.019% (g)(i)	50,000	73,844
BPCE SA 9% (g)(i)	600,000	920,127
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (g)(i)	150,000	207,032
Preferred Securities - continued
	Principal Amount (d)	Value
Banks & Thrifts - continued
Caisse Nationale des Caisses d' Epargne et de Prevoyance: - continued
6.117% (g)(i)	$ 300,000	$ 436,328
Credit Agricole SA 7.875% (g)(i)	400,000	636,360
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (i)	200,000	292,628
Intesa Sanpaolo SpA:
8.047% (g)(i)	500,000	768,538
8.375% (g)(i)	500,000	772,461
JPMorgan Chase & Co. 5.15% (g)(i)	1,215,000	1,120,035
Lloyds Bank PLC 2.717% (g)(i)	150,000	203,113
Natixis SA 6.307% (g)(i)	150,000	217,677
Royal Bank of Scotland Group PLC 7.0916% (g)(i)	50,000	67,875
Societe Generale 6.999% (g)(i)	200,000	298,679
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	250,000	355,361
UniCredit International Bank Luxembourg SA 8.125% (g)(i)	100,000	157,440
		8,332,700
Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (g)	900,000	913,258
Diversified Financial Services - 1.0%
Baggot Securities Ltd. 10.24% (Reg. S) (g)	100,000	157,248
Citigroup, Inc.:
5.35% (g)(i)	2,385,000	2,139,411
5.9% (g)(i)	770,000	756,337
5.95% (g)(i)	395,000	377,355
		3,430,351
Insurance - 0.0%
Groupama SA 6.298% (g)(i)	100,000	123,771
Telecommunications - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	500,000	519,792
Koninklijke KPN NV 6.125% (Reg S.) (g)(i)	150,000	232,246
		752,038
TOTAL PREFERRED SECURITIES (Cost $12,570,052)		13,552,118
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $5,919,558)	5,919,558	$ 5,919,558
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $328,953,351)		336,778,316
NET OTHER ASSETS (LIABILITIES) - 1.2%		4,003,558
NET ASSETS - 100%		$ 340,781,874
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,497,375 or 31.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) The coupon rate will be determined upon settlement of the loan after period end.

(k) Position represents an unfunded loan commitment. At period end, the total Principal Amount and market value of unfunded commitments totaled $21,000 and $21,341, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,797
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,065,816	$ 2,065,816	$ -	$ -
Energy	1,004,760	1,004,760	-	-
Financials	2,713,027	2,027,069	685,958	-
Health Care	560,175	560,175	-	-
Industrials	1	-	-	1
Materials	1,477,180	1,477,180	-	-
Telecommunication Services	48,748	48,748	-	-
Corporate Bonds	290,575,610	-	290,575,610	-
Government Obligations	2,529,116	-	2,529,116	-
Bank Loan Obligations	16,332,207	-	15,627,869	704,338
Preferred Securities	13,552,118	-	13,552,118	-
Money Market Funds	5,919,558	5,919,558	-	-
Total Investments in Securities:	$ 336,778,316	$ 13,103,306	$ 322,970,671	$ 704,339
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $328,152,943. Net unrealized appreciation aggregated $8,625,373, of which $14,488,882 related to appreciated investment securities and $5,863,509 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities, foreign government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Credit Risk

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
High Income Fund:
Class A
Class T
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Global High Income Fund

1.926298.102

AGHI-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.3%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
Services - 0.1%
Abengoa SA:
4.5% 2/3/17	EUR	50,000	$ 68,615
6.25% 1/17/19 (Reg. S)	EUR	100,000	152,835
			221,450
Nonconvertible Bonds - 85.2%
Aerospace - 0.3%
Finmeccanica Finance SA 4.5% 1/19/21	EUR	250,000	337,006
GenCorp, Inc. 7.125% 3/15/21		55,000	58,988
TransDigm, Inc. 7.5% 7/15/21		635,000	687,388
			1,083,382
Air Transportation - 0.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		220,000	207,900
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	105,000
Continental Airlines, Inc. 6.125% 4/29/18 (f)		55,000	57,475
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	485,275
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,306
			902,956
Automotive - 3.1%
Affinia Group, Inc. 7.75% 5/1/21		50,000	53,500
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	138,785
4.25% 2/25/16	EUR	100,000	141,235
8.375% 7/15/14	EUR	190,000	263,941
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	96,075
Dana Holding Corp.:
5.375% 9/15/21		200,000	201,000
6% 9/15/23		200,000	200,500
Delphi Corp. 6.125% 5/15/21		550,000	606,375
Fiat Finance & Trade Ltd. SA:
6.125% 7/8/14	EUR	250,000	342,947
6.625% 3/15/18 (Reg. S)	EUR	100,000	146,671
7.625% 9/15/14	EUR	50,000	69,661
7.75% 10/17/16	EUR	650,000	970,468
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	727,319
6.25% 3/9/18	EUR	100,000	152,005
General Motors Acceptance Corp. 8% 11/1/31		400,000	481,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Financial Co., Inc.:
4.25% 5/15/23 (f)		$ 125,000	$ 119,688
4.75% 8/15/17 (f)		795,000	839,719
6.75% 6/1/18		1,340,000	1,530,950
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	142,288
Jaguar Land Rover PLC 4.125% 12/15/18 (f)		385,000	387,888
LKQ Corp. 4.75% 5/15/23 (f)		55,000	51,150
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	231,750
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	151,560
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		400,000	392,000
Schaeffler Finance BV:
4.75% 5/15/21 (f)		240,000	238,800
8.75% 2/15/19 (Reg. S)	EUR	400,000	605,566
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (i)	EUR	100,000	142,827
6.875% 8/15/18 pay-in-kind (f)(i)		225,000	238,500
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		975,000	940,875
			10,605,043
Banks & Thrifts - 7.5%
Alfa Bond Issuance PLC 7.75% 4/28/21 (Reg. S)		600,000	643,500
Ally Financial, Inc.:
3.5% 7/18/16		2,075,000	2,132,063
3.5% 1/27/19		395,000	390,063
4.5% 2/11/14		230,000	230,115
4.75% 9/10/18		885,000	924,825
7.5% 9/15/20		2,065,000	2,426,375
8% 3/15/20		185,000	220,613
Banco Espirito Santo SA 7.125% 11/28/23 (Reg. S) (i)	EUR	200,000	269,886
Banco Internacional del Peru SAA 5.75% 10/7/20 (f)		400,000	409,500
Bank of Baroda (London) 6.625% 5/25/22 (i)		200,000	195,723
Bank of Ceylon:
5.325% 4/16/18 (Reg. S)		200,000	192,500
6.875% 5/3/17 (Reg. S)		200,000	204,500
Bank of Ireland:
10% 7/30/16	EUR	200,000	283,583
10% 12/19/22	EUR	200,000	326,385
Barclays Bank PLC 7.625% 11/21/22		685,000	727,813
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (i)	EUR	300,000	385,674
BBVA Bancomer SA 7.25% 4/22/20 (f)		900,000	987,750
BBVA Paraguay SA 9.75% 2/11/16 (f)		250,000	268,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	$ 187,349
Canara Bank Ltd. 6.365% 11/28/21 (i)		100,000	98,000
CBOM Finance PLC 8.25% 8/5/14		300,000	304,500
Citic Bank International Ltd. 3.875% 9/28/22 (Reg. S) (i)		200,000	193,200
Commerzbank AG 7.75% 3/16/21	EUR	400,000	615,007
FBN Finance Co. BV 8.25% 8/7/20 (f)(i)		400,000	414,000
Finansbank A/S 5.5% 5/11/16 (Reg. S)		750,000	735,000
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	300,000	407,645
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,050,000	1,092,000
GMAC LLC:
6.75% 12/1/14		1,150,000	1,194,563
8% 12/31/18		30,000	35,175
8% 11/1/31		1,495,000	1,797,738
GTB Finance BV 6% 11/8/18 (f)		400,000	396,000
HBOS PLC 4.5% 3/18/30 (i)	EUR	300,000	388,426
HSBK BV 7.25% 5/3/17 (f)		800,000	870,400
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		600,000	586,500
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		750,000	750,000
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		200,000	200,300
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	570,500
National Savings Bank 8.875% 9/18/18 (Reg. S)		400,000	428,000
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	383,115
RBS Capital Trust C 4.243% (g)(i)	EUR	200,000	253,556
Royal Bank of Scotland Group PLC 6% 12/19/23		660,000	664,991
SBB Capital Corp. 6.62% (g)(i)		200,000	202,042
State Bank of India 6.439% (g)(i)		300,000	278,286
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	196,815
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		425,000	367,625
Turkiye Is Bankasi A/S 5.5% 4/21/19 (f)		400,000	384,000
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	67,772
Woori Bank 6.208% 5/2/67 (Reg. S) (i)		200,000	211,000
			25,492,498
Broadcasting - 1.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	97,500
7.75% 7/15/21		5,000	5,613
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,470,000	1,422,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
5.5% 9/15/14		$ 500,000	$ 497,500
5.5% 12/15/16		190,000	171,000
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	253,000	348,046
Myriad International Holding BV 6% 7/18/20 (f)		600,000	633,000
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		300,000	224,250
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (i)	EUR	200,000	298,737
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		225,000	210,094
5.75% 8/1/21 (f)		655,000	654,181
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		750,000	772,500
			5,334,646
Building Materials - 1.8%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	172,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	70,700
Associated Materials LLC 9.125% 11/1/17		240,000	252,900
CEMEX S.A.B. de CV 5.2469% 9/30/15 (f)(i)		345,000	353,625
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	206,750
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		400,000	409,500
10.5% 4/27/17 (Reg. S)		200,000	212,250
HeidelbergCement Finance AG:
7.5% 10/31/14	EUR	500,000	704,707
8.5% 10/31/19	EUR	300,000	511,407
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	173,645
Lafarge SA:
5% 7/16/14	EUR	500,000	684,658
5.375% 6/26/17	EUR	650,000	963,225
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		200,000	199,500
Nortek, Inc. 8.5% 4/15/21		120,000	132,600
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	408,000
USG Corp.:
5.875% 11/1/21 (f)		50,000	52,625
6.3% 11/15/16		20,000	21,450
7.875% 3/30/20 (f)		105,000	118,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp.: - continued
9.75% 1/15/18		$ 135,000	$ 160,650
West China Cement Ltd. 7.5% 1/25/16		400,000	404,000
			6,213,342
Cable TV - 3.2%
Adria Bidco BV 7.875% 11/15/20 (Reg. S)	EUR	150,000	203,317
Cable Communications Systems NV 7.5% 11/1/20	EUR	250,000	348,322
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,040,250
5.75% 9/1/23 (f)		180,000	175,050
5.75% 1/15/24		1,860,000	1,808,850
6.625% 1/31/22		240,000	250,800
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	46,013
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		685,000	643,900
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	280,530
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		115,000	112,700
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	143,637
DISH DBS Corp.:
5% 3/15/23		1,765,000	1,654,688
5.875% 7/15/22		325,000	325,406
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	200,500
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	204,000
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	438,597
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		75,000	75,938
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	344,761
5.5% 9/15/22 (Reg. S)	EUR	400,000	568,207
5.5% 1/15/23 (f)		200,000	200,000
7.5% 3/15/19 (Reg. S)	EUR	400,000	589,382
9.5% 3/15/21 (Reg. S)	EUR	200,000	312,224
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		270,000	286,200
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	162,000
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	160,500
VTR Finance BV 6.875% 1/15/24 (f)		200,000	200,500
			10,776,272
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Capital Goods - 0.7%
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		$ 200,000	$ 207,500
Kion Finance SA 7.875% 4/15/18 (Reg. S)	EUR	100,000	141,052
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		200,000	207,500
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	151,054
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	188,147
Wendel SA:
3.75% 1/21/21	EUR	100,000	133,806
4.375% 8/9/17	EUR	250,000	356,563
5.875% 9/17/19	EUR	200,000	301,434
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		200,000	177,500
6.875% 4/5/17 (Reg. S)		400,000	411,000
			2,275,556
Chemicals - 1.4%
Braskem Finance Ltd. 7% 5/7/20 (f)		281,000	303,129
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	228,544
Chemtura Corp. 5.75% 7/15/21		115,000	117,300
Hexion U.S. Finance Corp. 6.625% 4/15/20		475,000	492,813
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	377,248	509,089
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	285,924
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		327,000	358,883
LSB Industries, Inc. 7.75% 8/1/19 (f)		85,000	90,100
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		200,000	207,500
PolyOne Corp. 5.25% 3/15/23		250,000	243,750
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	304,500
SPCM SA 6% 1/15/22 (f)		115,000	121,613
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		1,270,000	1,298,575
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	161,625
			4,723,345
Consumer Products - 0.5%
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		60,000	56,850
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		320,000	320,000
8.125% 2/1/20		25,000	27,938
Revlon Consumer Products Corp. 5.75% 2/15/21		1,185,000	1,173,150
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		$ 45,000	$ 47,813
6.625% 11/15/22		55,000	58,506
			1,684,257
Containers - 3.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		709,281	744,006
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	483,256
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (Reg. S)	EUR	100,000	143,974
9.125% 10/15/20 (f)		1,215,000	1,327,388
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (f)		35,294	35,735
7.375% 10/15/17 (f)		200,000	213,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	143,974
9.125% 10/15/20 (f)		460,000	500,250
Ball Corp. 4% 11/15/23		585,000	533,813
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)		78,412	81,751
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	68,900
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		1,455,000	1,378,613
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	69,125
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	211,409
6.75% 9/15/20 (Reg. S)	EUR	200,000	312,898
Rexam PLC 6.75% 6/29/67 (i)	EUR	325,000	465,723
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,096,125
6.875% 2/15/21		500,000	536,875
7.875% 8/15/19		250,000	275,000
8.25% 2/15/21		250,000	265,625
Sealed Air Corp. 6.5% 12/1/20 (f)		145,000	156,238
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		98,000	112,210
			10,156,638
Diversified Financial Services - 5.7%
Aircastle Ltd. 4.625% 12/15/18		180,000	181,350
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	161,908	$ 99,605
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	438,031
CIT Group, Inc.:
5% 8/15/22		270,000	268,650
5% 8/1/23		1,480,000	1,459,650
5.375% 5/15/20		330,000	349,388
5.5% 2/15/19 (f)		575,000	612,375
Comcel Trust 6.875% 2/6/24 (f)		400,000	398,000
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	323,688
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	140,096
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	367,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (f)		255,000	255,319
5.875% 2/1/22 (f)		530,000	525,363
6% 8/1/20 (f)		425,000	440,406
International Lease Finance Corp.:
4.625% 4/15/21		720,000	689,400
5.875% 8/15/22		1,220,000	1,233,725
6.25% 5/15/19		640,000	694,400
8.25% 12/15/20		1,640,000	1,931,956
8.625% 1/15/22		2,505,000	2,974,688
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	539,912
Numericable Finance & Co. SCA 12.375% 2/15/19 (Reg. S)	EUR	130,000	213,115
SLM Corp.:
4.875% 6/17/19		410,000	405,859
5.5% 1/15/19		445,000	455,013
5.5% 1/25/23		1,250,000	1,174,255
8% 3/25/20		190,000	212,088
8.45% 6/15/18		620,000	718,425
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		500,000	555,000
Thomas Cook Finance PLC 7.75% 6/15/20 (REg.S)	EUR	250,000	364,995
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	719,896
7.625% 1/15/20 (Reg. S)	EUR	250,000	363,524
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	441,025
			19,546,697
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Media - 0.5%
Block Communications, Inc. 7.25% 2/1/20 (f)		$ 660,000	$ 701,250
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	102,250
6.5% 11/15/22		275,000	282,563
7.625% 3/15/20		65,000	68,250
Lamar Media Corp.:
5.375% 1/15/24 (f)		120,000	121,500
5.875% 2/1/22		55,000	57,200
National CineMedia LLC:
6% 4/15/22		300,000	312,000
7.875% 7/15/21		35,000	38,588
WMG Acquisition Corp. 6% 1/15/21 (f)		59,000	61,065
			1,744,666
Electric Utilities - 5.5%
Atlantic Power Corp. 9% 11/15/18		945,000	1,008,788
Calpine Corp.:
6% 1/15/22 (f)		225,000	232,875
7.875% 1/15/23 (f)		559,000	616,298
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		500,000	518,750
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		800,000	822,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	41,947
Enel SpA 5% 1/15/75 (i)	EUR	300,000	396,476
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	412,425
10% 12/1/20 (f)		2,290,000	2,410,225
12.25% 12/1/18 pay-in-kind (f)(i)		107,562	69,870
12.25% 3/1/22 (f)		2,120,000	2,456,550
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	59,125
9.875% 10/15/20		385,000	406,175
InterGen NV 7% 6/30/23 (f)		1,110,000	1,143,300
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	409,000
6.95% 2/21/19 (Reg. S)		600,000	613,500
Majapahit Holding BV 8% 8/7/19 (Reg. S)		400,000	444,000
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	176,675
NRG Energy, Inc. 6.625% 3/15/23		405,000	413,606
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
NSG Holdings II, LLC 7.75% 12/15/25 (f)		$ 375,000	$ 396,563
NV Energy, Inc. 6.25% 11/15/20		500,000	591,006
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		400,000	394,950
8.375% 12/10/18		350,000	406,845
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	146,000
5.5% 11/22/21 (Reg. S)		200,000	192,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	134,262
6% 9/1/21		1,045,000	1,202,205
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		400,000	369,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	151,392
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	438,476
The AES Corp.:
4.875% 5/15/23		520,000	486,850
7.375% 7/1/21		35,000	38,763
8% 10/15/17		23,000	26,795
TXU Corp.:
5.55% 11/15/14		1,361,000	442,325
6.5% 11/15/24		475,000	123,500
6.55% 11/15/34		1,000,000	260,000
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	181,000	270,967
			18,723,484
Energy - 8.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	225,400
Afren PLC:
6.625% 12/9/20 (f)		250,000	248,750
10.25% 4/8/19 (f)		593,000	681,061
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	92,863
7% 5/20/22		180,000	195,750
Antero Resources Finance Corp. 6% 12/1/20		585,000	616,444
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23		205,000	196,288
Basic Energy Services, Inc. 7.75% 2/15/19		90,000	94,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.:
5.375% 6/15/21		$ 430,000	$ 447,200
5.75% 3/15/23		250,000	260,313
6.125% 2/15/21		270,000	290,925
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	530,000
6.125% 7/15/22		170,000	181,050
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	68,250
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	199,000
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	403,650
Concho Resources, Inc. 5.5% 4/1/23		240,000	242,400
Continental Resources, Inc. 8.25% 10/1/19		300,000	326,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)		175,000	178,500
7.75% 4/1/19		150,000	162,938
Denbury Resources, Inc. 4.625% 7/15/23		810,000	747,225
Diamondback Energy, Inc. 7.625% 10/1/21 (f)		195,000	205,238
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	99,420
EDC Finance Ltd. 4.875% 4/17/20 (f)		600,000	568,500
Edgen Murray Corp. 8.75% 11/1/20 (f)		97,000	111,793
EDP Finance BV:
5.5% 2/18/14	EUR	500,000	674,558
5.75% 9/21/17	EUR	500,000	741,785
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		510,000	525,300
Energy Transfer Equity LP 7.5% 10/15/20		30,000	33,788
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	121,550
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (f)(i)		212,388	217,475
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	193,725
9.375% 5/1/20		565,000	649,750
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	770,150
Forest Oil Corp. 7.25% 6/15/19		113,000	108,480
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		135,000	141,075
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		$ 95,000	$ 96,425
Gibson Energy, Inc. 6.75% 7/15/21 (f)		640,000	676,800
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	342,550
Halcon Resources Corp. 8.875% 5/15/21		135,000	134,663
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	85,600
Indo Energy Finance II BV 6.375% 1/24/23		200,000	160,000
Kodiak Oil & Gas Corp.:
5.5% 1/15/21		80,000	79,600
5.5% 2/1/22		175,000	172,813
8.125% 12/1/19		285,000	315,638
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22 (f)		340,000	340,000
LINN Energy LLC/LINN Energy Finance Corp. 6.25% 11/1/19 (f)		435,000	441,525
Markwest Energy Partners LP/Markwest Energy Finance Corp. 4.5% 7/15/23		660,000	622,050
MIE Holdings Corp. 9.75% 5/12/16		400,000	419,000
Offshore Group Investment Ltd.:
7.125% 4/1/23		530,000	530,000
7.5% 11/1/19		1,510,000	1,623,250
Oil States International, Inc. 6.5% 6/1/19		30,000	31,725
Pacific Drilling SA 5.375% 6/1/20 (f)		260,000	259,350
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	409,450
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,175,000	1,239,625
Pan American Energy LLC 7.875% 5/7/21 (f)		950,000	902,500
Petroleos Mexicanos 6.625% (f)(g)		950,000	966,625
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	202,806
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,625
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	141,750
Range Resources Corp. 5.75% 6/1/21		250,000	265,000
Rosetta Resources, Inc. 5.625% 5/1/21		225,000	224,438
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (f)		760,000	758,100
5.625% 4/15/23 (f)		400,000	380,000
SemGroup Corp. 7.5% 6/15/21 (f)		870,000	926,550
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		100,000	106,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	63,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20		35,000	35,788
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		840,699	781,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Ultra Petroleum Corp. 5.75% 12/15/18 (f)		$ 230,000	$ 238,050
Unit Corp. 6.625% 5/15/21		650,000	682,500
Western Refining, Inc. 6.25% 4/1/21		105,000	106,838
WPX Energy, Inc. 6% 1/15/22		85,000	84,575
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		400,000	407,500
8.125% 4/22/18 (Reg. S)		200,000	203,750
YPF SA 8.875% 12/19/18 (f)		205,000	192,700
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,000,000	1,035,000
			28,248,153
Entertainment/Film - 0.7%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		55,000	55,275
5.625% 2/15/24 (f)		55,000	55,413
Cinemark U.S.A., Inc.:
4.875% 6/1/23		265,000	250,425
5.125% 12/15/22		50,000	48,688
7.375% 6/15/21		15,000	16,613
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		95,000	97,375
4.875% 11/1/20 (f)		245,000	248,063
5.375% 11/1/23 (f)		195,000	193,050
Lions Gate Entertainment Corp. 5.25% 8/1/18 (f)		705,000	712,050
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	176,375
Regal Entertainment Group:
5.75% 6/15/23		470,000	462,950
5.75% 2/1/25		55,000	52,250
			2,368,527
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	100,000
5.25% 8/1/20		110,000	112,200
Covanta Holding Corp. 6.375% 10/1/22		103,000	106,348
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	206,000
Tervita Corp.:
8% 11/15/18 (f)		120,000	123,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Environmental - continued
Tervita Corp.: - continued
9.75% 11/1/19 (f)		$ 60,000	$ 60,150
10.875% 2/15/18 (f)		130,000	135,772
			843,470
Food & Drug Retail - 1.3%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (f)		135,000	147,150
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		80,000	81,600
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	183,600
Rite Aid Corp.:
6.75% 6/15/21		1,380,000	1,455,900
6.875% 12/15/28 (f)		705,000	666,225
7.7% 2/15/27		586,000	606,510
9.25% 3/15/20		155,000	176,894
Sigma Alimentos SA de CV 6.875% 12/16/19 (f)		800,000	902,000
Tops Markets LLC 8.875% 12/15/17 (f)		95,000	103,788
			4,323,667
Food/Beverage/Tobacco - 1.9%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	300,760
9.875% 5/1/19 (Reg. S)	EUR	100,000	151,392
CFG Investment SAC 9.75% 7/30/19 (Reg. S)		200,000	195,800
Corporacion Lindley SA 6.75% 11/23/21 (f)		400,000	418,500
Deutsche Raststatten Gruppe IV GmbH 6.75% 12/30/20 (Reg. S)	EUR	100,000	142,288
ESAL GmbH 6.25% 2/5/23 (f)		2,545,000	2,315,950
Findus Bondco SA 9.125% 7/1/18 (Reg. S)	EUR	200,000	294,691
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,160,000	1,168,700
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,135,000	1,109,463
MHP SA 10.25% 4/29/15 (f)		200,000	199,232
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (i)	EUR	250,000	348,133
			6,644,909
Gaming - 1.2%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		295,000	278,775
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	202,305
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		130,000	131,625
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	155,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Gaming - continued
MCE Finance Ltd.:
5% 2/15/21 (f)		$ 230,000	$ 221,950
5% 2/15/21 (Reg. S)		200,000	193,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	300,600
6.625% 12/15/21		150,000	159,750
8.625% 2/1/19		315,000	370,913
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	54,250
Studio City Finance Ltd. 8.5% 12/1/20 (f)		1,415,000	1,570,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		480,000	448,800
			4,087,868
Healthcare - 4.8%
Alere, Inc. 6.5% 6/15/20		530,000	544,575
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		85,000	87,125
7.75% 2/15/19		195,000	209,625
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	100,000	143,637
DaVita HealthCare Partners, Inc.:
5.75% 8/15/22		155,000	158,681
6.625% 11/1/20		300,000	321,750
Emergency Medical Services Corp. 8.125% 6/1/19		29,000	31,175
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	75,493
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	149,638
HCA Holdings, Inc.:
4.75% 5/1/23		1,290,000	1,262,588
5.875% 3/15/22		620,000	652,550
5.875% 5/1/23		340,000	346,375
6.25% 2/15/21		195,000	207,675
6.5% 2/15/20		895,000	986,738
7.5% 2/15/22		180,000	203,175
7.75% 5/15/21		950,000	1,042,625
HealthSouth Corp.:
5.75% 11/1/24		100,000	99,000
7.75% 9/15/22		243,000	266,693
IMS Health, Inc. 6% 11/1/20 (f)		95,000	100,700
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	16,088
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	644,089
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		255,000	96,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Medi-Partenaires, SAS 7% 5/15/20 (Reg. S)	EUR	150,000	$ 209,386
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	366,300
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	63,300
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	277,832
Rural/Metro Corp. 10.125% 7/15/19 (c)(f)		110,000	31,900
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	151,125
5.5% 2/1/21		120,000	121,800
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		70,000	72,975
Select Medical Corp. 6.375% 6/1/21		780,000	782,925
Tenet Healthcare Corp.:
4.375% 10/1/21		1,125,000	1,078,594
4.5% 4/1/21		180,000	174,375
4.75% 6/1/20		135,000	134,663
6% 10/1/20 (f)		235,000	247,338
6.25% 11/1/18		85,000	93,925
6.75% 2/1/20		145,000	151,525
8.125% 4/1/22		955,000	1,042,144
9.25% 2/1/15		300,000	322,500
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		155,000	160,619
6.75% 8/15/18 (f)		665,000	729,006
6.75% 8/15/21 (f)		40,000	42,700
7.25% 7/15/22 (f)		25,000	27,250
7.5% 7/15/21 (f)		1,568,000	1,746,360
VPI Escrow Corp. 6.375% 10/15/20 (f)		190,000	202,825
VWR Funding, Inc. 7.25% 9/15/17		340,000	362,100
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)		30,000	9,600
			16,249,962
Homebuilders/Real Estate - 6.1%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	308,625
9.875% 3/20/17 (Reg. S)		200,000	213,250
10% 11/14/16 (Reg. S)		600,000	630,000
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		990,000	980,100
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	142,100
Big Will Investments Ltd. 10.875% 4/29/16		200,000	217,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	89,038
Caifu Holdings Ltd. 8.75% 1/24/20 (Reg. S)		200,000	196,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
CBRE Group, Inc. 5% 3/15/23		$ 350,000	$ 334,688
Cementos Progreso Trust 7.125% 11/6/23 (f)		200,000	204,250
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		400,000	378,886
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		200,000	199,339
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	213,750
China South City Holdings Ltd.:
8.25% 1/29/19 (Reg. S)		200,000	198,500
13.5% 1/14/16 (Reg. S)		200,000	213,000
CIFI Holdings Group Co. Ltd.:
8.875% 1/27/19 (Reg. S)		200,000	196,000
12.25% 4/15/18		200,000	219,750
Country Garden Holdings Co. Ltd.:
7.25% 4/4/21 (Reg. S)		200,000	189,500
11.125% 2/23/18 (Reg. S)		400,000	436,000
11.25% 4/22/17 (Reg. S)		500,000	531,250
D.R. Horton, Inc. 5.75% 8/15/23		575,000	592,250
Evergrande Real Estate Group Ltd.:
8.75% 10/30/18 (Reg. S)		400,000	389,500
13% 1/27/15 (Reg. S)		700,000	741,125
Fantasia Holdings Group Co. Ltd.:
10.75% 1/22/20 (Reg. S)		200,000	193,000
13.75% 9/27/17		200,000	219,500
Future Land Develpmnt Holding Ltd. 10.25% 1/31/18 (Reg. S)		200,000	196,000
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	202,000
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	189,000
Greenland Hong Kong Holdings Ltd. 4.75% 10/18/16		400,000	397,000
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		500,000	505,000
Hopson Development Holdings Ltd. 11.75% 1/21/16		400,000	408,500
Howard Hughes Corp. 6.875% 10/1/21 (f)		440,000	458,700
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	13,931
11.5% 7/20/20 (Reg. S)		105,000	106,050
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		600,000	600,000
10.25% 1/8/20 (Reg. S)		200,000	197,250
12.875% 9/18/17		200,000	224,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
KWG Property Holding Ltd.:
8.625% 2/5/20 (Reg. S)		$ 200,000	$ 191,000
8.975% 1/14/19 (Reg. S)		200,000	197,358
12.5% 8/18/17 (Reg. S)		200,000	217,250
Longfor Properties Co. Ltd.:
6.875% 10/18/19		400,000	392,500
9.5% 4/7/16 (Reg. S)		400,000	420,000
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	191,500
Odebrecht Finance Ltd. 7.5% (f)(g)		750,000	737,813
Realogy Corp. 9% 1/15/20 (f)		125,000	144,375
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)		430,000	433,225
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	143,250
13% 3/10/16 (Reg. S)		100,000	67,500
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	218,400
RPG Byty Sro 6.75% 5/1/20 (Reg. S)	EUR	500,000	686,286
Ryland Group, Inc. 5.375% 10/1/22		55,000	52,800
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	282,375
11% 3/8/18		500,000	548,125
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		400,000	396,000
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		400,000	394,500
12.5% 10/16/17 (Reg. S)		400,000	437,500
Theta Capital Pte Ltd. 7% 5/16/19		400,000	399,217
Trillion Chance Ltd. 8.5% 1/10/19		400,000	399,000
Vingroup JSC 11.625% 5/7/18 (Reg. S)		250,000	266,875
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (f)		90,000	87,525
William Lyon Homes, Inc.:
8.5% 11/15/20		100,000	108,000
8.5% 11/15/20 (f)		115,000	124,200
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	265,000
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		200,000	200,000
Xinyuan Real Estate Co. Ltd. 13.25% 5/3/18 (Reg. S)		200,000	202,500
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	419,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Yuzhou Properties Co.:
8.75% 10/4/18 (Reg. S)		$ 200,000	$ 196,250
11.75% 10/25/17 (Reg. S)		200,000	218,000
			20,762,906
Hotels - 0.3%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	46,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		885,000	915,975
Host Hotels & Resorts LP 6% 10/1/21		60,000	66,829
Playa Resorts Holding BV 8% 8/15/20 (f)		150,000	159,750
			1,189,354
Insurance - 0.4%
Assicurazioni Generali SpA 10.125% 7/10/42 (i)	EUR	200,000	351,882
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	358,800
MAPFRE SA:
5.125% 11/16/15	EUR	200,000	286,729
5.921% 7/24/37 (i)	EUR	150,000	205,331
			1,202,742
Leisure - 0.2%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	400,000	579,941
Royal Caribbean Cruises Ltd. 5.25% 11/15/22		85,000	86,063
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (f)(i)		110,000	112,338
			778,342
Metals/Mining - 2.9%
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	161,363
6.25% 6/1/21		295,000	241,163
9.75% 4/15/18		210,000	221,025
Alrosa Finance SA 7.75% 11/3/20 (f)		725,000	801,125
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	421,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	199,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	53,000
Boart Longyear Management Pty Ltd. 10% 10/1/18 (f)		265,000	276,263
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	66,625
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	201,000
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		200,000	211,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
7% 11/1/15 (f)		$ 116,000	$ 120,675
8.25% 11/1/19 (f)		605,000	666,256
Fresnillo PLC 5.5% 11/13/23 (f)		400,000	386,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		425,000	359,678
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	67,875
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		600,000	594,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		200,000	142,250
New Gold, Inc.:
6.25% 11/15/22 (f)		80,000	76,800
7% 4/15/20 (f)		40,000	41,000
Nord Gold NV 6.375% 5/7/18 (f)		200,000	191,000
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		400,000	385,000
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		55,000	61,738
PT Adaro Indonesia:
7.625% 10/22/19 (f)		1,150,000	1,206,063
7.625% 10/22/19 (Reg. S)		400,000	419,500
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		200,000	205,000
Samarco Mineracao SA 5.75% 10/24/23 (f)		400,000	388,000
Vedanta Resources PLC:
6.75% 6/7/16 (Reg. S)		200,000	207,600
8.25% 6/7/21 (Reg. S)		200,000	200,000
9.5% 7/18/18 (Reg. S)		600,000	660,000
Walter Energy, Inc. 9.5% 10/15/19 (f)		150,000	152,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	106,750
Yancoal International Resources Development Co. Ltd. 4.461% 5/16/17 (Reg. S)		400,000	388,120
			9,878,619
Paper - 0.2%
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		200,000	220,000
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	129,146
Smurfit Kappa Acquisitions 7.75% 11/15/19 (Reg. S)	EUR	120,000	174,393
WEPA Hygieneprodukte GmbH 6.5% 5/15/20 (Reg. S)	EUR	100,000	144,985
			668,524
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Publishing/Printing - 0.8%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		$ 2,300,000	$ 2,501,250
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		200,000	205,300
R.R. Donnelley & Sons Co. 7% 2/15/22		180,000	191,700
			2,898,250
Railroad - 0.3%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)(h)		215,000	216,075
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	270,886
4.25% 12/13/21	EUR	350,000	417,241
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		160,000	172,000
			1,076,202
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	114,188
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	132,500
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	575,000
			821,688
Services - 2.0%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	65,100
APX Group, Inc.:
6.375% 12/1/19		1,330,000	1,336,650
8.75% 12/1/20		1,005,000	1,022,588
8.75% 12/1/20 (f)		240,000	243,600
ARAMARK Corp. 5.75% 3/15/20 (f)		255,000	264,563
Audatex North America, Inc. 6% 6/15/21 (f)		840,000	875,700
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (f)		95,000	98,206
Empark Funding SA 6.75% 12/15/19 (Reg. S)	EUR	200,000	276,484
FTI Consulting, Inc. 6% 11/15/22		205,000	208,075
Garda World Security Corp. 7.25% 11/15/21 (f)		35,000	35,919
Hertz Corp.:
5.875% 10/15/20		150,000	155,250
6.25% 10/15/22		105,000	108,150
Iron Mountain, Inc. 5.75% 8/15/24		125,000	116,875
Laureate Education, Inc. 9.25% 9/1/19 (f)		930,000	999,750
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	73,500
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		49,000	51,266
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Services - continued
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	$ 503,209
TMS International Corp. 7.625% 10/15/21 (f)		55,000	58,438
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind		155,000	163,138
9.625% 6/15/18 pay-in-kind		90,000	96,300
			6,752,761
Shipping - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		255,000	260,100
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	10,200
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		110,000	123,200
Teekay Corp. 8.5% 1/15/20		1,150,000	1,272,188
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	131,100
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	192,150
			1,988,938
Steel - 1.4%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		300,000	283,875
CITIC Pacific Ltd.:
6.375% 4/10/20 (Reg. S)		200,000	191,500
6.625% 4/15/21		200,000	191,250
6.875% 1/21/18 (Reg. S)		500,000	516,250
EVRAZ Group SA 9.5% 4/24/18 (Reg. S)		600,000	645,750
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		425,000	439,875
Metinvest BV 10.25% 5/20/15 (f)		100,000	100,320
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		520,000	562,900
11.25% 10/15/18		200,000	218,500
Severstal Columbus LLC 10.25% 2/15/18		975,000	1,026,188
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	130,800
TMK Capital SA 7.75% 1/27/18		600,000	624,000
			4,931,208
Super Retail - 0.5%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,825
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(i)		85,000	86,913
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Super Retail - continued
Claire's Stores, Inc.:
7.75% 6/1/20 (f)		$ 60,000	$ 51,300
9% 3/15/19 (f)		130,000	136,175
CST Brands, Inc. 5% 5/1/23		65,000	62,400
Hengdeli Holdings Ltd. 6.25% 1/29/18 (Reg. S)		200,000	202,750
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(i)		130,000	135,200
Limited Brands, Inc. 5.625% 2/15/22		250,000	253,750
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	178,000
Sally Holdings LLC 6.875% 11/15/19		35,000	38,500
Sonic Automotive, Inc.:
5% 5/15/23		40,000	37,600
7% 7/15/22		105,000	113,925
The Bon-Ton Department Stores, Inc. 8% 6/15/21		225,000	217,969
			1,536,307
Technology - 4.0%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		400,000	414,000
6.125% 9/15/23 (f)		260,000	271,050
ADT Corp. 6.25% 10/15/21 (f)		235,000	242,978
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)		465,000	484,763
Avaya, Inc.:
7% 4/1/19 (f)		685,000	676,438
9% 4/1/19 (f)		490,000	508,375
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		1,015,000	1,047,988
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		135,000	124,875
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	153,394
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		105,000	119,306
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (f)(i)		115,000	120,319
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		180,000	179,100
First Data Corp.:
6.75% 11/1/20 (f)		1,905,000	2,005,013
11.25% 1/15/21 (f)		535,000	589,838
11.75% 8/15/21 (f)		145,000	148,988
Flextronics International Ltd. 4.625% 2/15/20		400,000	393,000
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		200,000	171,000
10% 2/1/19 (Reg. S)		200,000	171,000
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	900,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Technology - continued
MMI International Ltd. 8% 3/1/17 (Reg. S)		$ 250,000	$ 245,000
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	202,500
Rolta LLC 10.75% 5/16/18 (Reg. S)		200,000	192,310
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	114,000
SoftBank Corp. 4.5% 4/15/20 (f)		90,000	88,538
STATS ChipPAC Ltd.:
4.5% 3/20/18 (f)		212,000	209,350
4.5% 3/20/18 (Reg. S)		200,000	197,500
5.375% 3/31/16 (Reg. S)		200,000	206,000
SunGard Data Systems, Inc. 6.625% 11/1/19		295,000	309,013
Trionista Holdco GmbH 5% 4/30/20 (Reg. S)	EUR	100,000	138,579
VeriSign, Inc. 4.625% 5/1/23		1,905,000	1,824,038
Viasystems, Inc. 7.875% 5/1/19 (f)		295,000	315,650
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		545,000	607,675
13.375% 10/15/19		220,000	254,650
			13,626,228
Telecommunications - 11.7%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		160,000	159,600
6.75% 11/15/20 (f)		490,000	502,250
Altice Financing SA:
6.5% 1/15/22 (f)		200,000	203,000
6.5% 1/15/22 (Reg. S)	EUR	200,000	274,056
7.875% 12/15/19 (f)		775,000	840,875
Altice Finco SA:
8.125% 1/15/24 (f)		200,000	209,160
9.875% 12/15/20 (f)		665,000	744,800
Bite Finance International BV 7.718% 2/15/18 (Reg. S) (i)	EUR	200,000	275,518
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	185,625
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (f)		700,000	938,000
Digicel Group Ltd.:
6% 4/15/21 (f)		525,000	506,625
7% 2/15/20 (f)		400,000	405,500
8.25% 9/1/17 (f)		800,000	830,000
8.25% 9/30/20 (f)		525,000	540,750
10.5% 4/15/18 (f)		400,000	424,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		$ 905,000	$ 889,163
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	200,000	296,417
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		270,253	278,845
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	261,525
Empresa Nacional de Telecomunicaciones SA (ENTEL) 4.875% 10/30/24 (f)		400,000	392,000
Frontier Communications Corp. 8.5% 4/15/20		750,000	840,000
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	777,563
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,050,000	1,139,250
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (Reg. S)		590,000	609,175
7.5% 4/1/21		400,000	440,500
Intelsat Luxembourg SA:
7.75% 6/1/21 (f)		965,000	1,034,963
8.125% 6/1/23 (f)		1,295,000	1,401,838
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	60,225
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)		265,000	270,963
7% 6/1/20		900,000	956,250
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		380,000	394,725
6.625% 4/1/23 (f)		580,000	601,750
Millicom International Cellular SA:
4.75% 5/22/20 (f)		200,000	188,000
6.625% 10/15/21 (f)		400,000	405,000
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S)	EUR	100,000	139,928
MTS International Funding Ltd.:
5% 5/30/23 (f)		550,000	506,000
8.625% 6/22/20 (f)		550,000	644,875
Neustar, Inc. 4.5% 1/15/23		940,000	806,050
NII Capital Corp. 7.625% 4/1/21		70,000	29,575
Nokia Siemens Networks Finance AB 7.125% 4/15/20 (Reg. S)	EUR	100,000	152,740
OTE PLC:
4.625% 5/20/16	EUR	500,000	692,544
7.25% 2/12/15 (e)	EUR	50,000	70,611
Pacnet Ltd.:
9% 12/12/18 (f)		200,000	205,000
9% 12/12/18 (Reg. S)		200,000	205,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Portugal Telecom International Finance BV 4.625% 5/8/20 (Reg. S)	EUR	500,000	$ 685,666
SBA Communications Corp. 5.625% 10/1/19		245,000	252,350
Sprint Capital Corp.:
6.9% 5/1/19		815,000	880,200
8.75% 3/15/32		495,000	535,838
Sprint Communications, Inc.:
6% 11/15/22		3,125,000	3,070,263
9% 11/15/18 (f)		505,000	609,788
Sprint Corp.:
7.125% 6/15/24 (f)		285,000	286,425
7.875% 9/15/23 (f)		530,000	565,775
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (f)		195,000	205,199
6.464% 4/28/19		85,000	89,463
6.542% 4/28/20		305,000	322,919
6.633% 4/28/21		275,000	289,438
6.731% 4/28/22		205,000	215,250
6.836% 4/28/23		80,000	83,500
TBG Global Pte. Ltd.:
4.625% 4/3/18 (f)		400,000	379,600
4.625% 4/3/18 (Reg. S)		200,000	189,800
Telecom Italia SpA:
4.5% 1/25/21 (Reg. S)	EUR	150,000	202,663
4.875% 9/25/20 (Reg. S)	EUR	500,000	691,462
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		400,000	408,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		400,000	423,500
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	145,111
6.375% 11/15/20 (Reg. S)	EUR	200,000	289,971
6.75% 8/15/24 (Reg. S)	EUR	100,000	145,010
TW Telecom Holdings, Inc.:
5.375% 10/1/22		435,000	430,650
6.375% 9/1/23		435,000	454,575
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		550,000	633,160
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		500,000	540,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Finance SA:
6.5% 4/30/20 (f)		$ 1,000,000	$ 1,090,000
7.25% 2/15/18 (f)		400,000	419,000
7.375% 2/15/18	EUR	550,000	780,729
7.375% 2/15/18 (Reg. S)	EUR	250,000	353,400
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (i)	EUR	1,091,631	1,516,451
12.25% 7/15/17 pay-in-kind (f)(i)		936,725	969,510
			39,885,400
Textiles & Apparel - 0.1%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(i)		49,000	50,103
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		75,000	75,750
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	201,500
			327,353
TOTAL NONCONVERTIBLE BONDS			290,354,160
TOTAL CORPORATE BONDS (Cost $284,766,414)			290,575,610
Government Obligations - 0.7%

Germany - 0.7%
German Federal Republic 0.25% 3/14/14 (Cost $2,519,075)	EUR	1,875,000	2,529,116
Common Stocks - 1.6%
	Shares
Automotive - 0.3%
General Motors Co.	26,868	969,397
Broadcasting - 0.2%
Cumulus Media, Inc. Class A (a)	83,000	555,270
Chemicals - 0.2%
LyondellBasell Industries NV Class A	8,000	630,080
Common Stocks - continued
	Shares	Value
Energy - 0.3%
CVR Refining, LP	28,000	$ 626,360
EP Energy Corp.	22,000	378,400
		1,004,760
Healthcare - 0.2%
Express Scripts Holding Co. (a)	7,500	560,175
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp. (a)	4,100	186,837
Metals/Mining - 0.2%
OCI Resources LP	39,400	847,100
Services - 0.2%
ARAMARK Holdings Corp. (a)	21,900	541,149
WP Rocket Holdings, Inc. rights (a)	58,168	1
		541,150
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	12,187	48,748
TOTAL COMMON STOCKS (Cost $4,990,912)		5,343,517
Nonconvertible Preferred Stocks - 0.7%

Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (f)	709	685,958
Goldman Sachs Group, Inc. Series J, 5.50%	20,382	471,232
		1,157,190
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,369,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,278,749)		2,526,190
Bank Loan Obligations - 4.8%
	Principal Amount (d)
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (i)	$ 29,850	29,999
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (i)	64,513	64,755
		94,754
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Broadcasting - 0.3%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (i)	$ 650,000	$ 656,500
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (i)	190,000	192,613
NEP/NCP Holdco, Inc. Tranche B, term loan 4.25% 1/22/20 (i)	95,000	95,475
		944,588
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (i)	59,850	60,336
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (i)	235,000	237,350
Tranche B 1LN, term loan 5.5% 7/31/18 (i)	24,796	24,920
		262,270
Consumer Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)	400,000	401,500
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (i)	44,888	45,000
		446,500
Diversified Financial Services - 0.4%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)	405,000	415,631
Tranche B 2LN, term loan 4% 7/10/20 (i)	143,188	144,440
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (i)	23,438	23,789
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (i)	57,060	57,060
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (i)	213,388	214,721
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (i)	398,624	404,105
		1,259,746
Diversified Media - 0.2%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (i)	695,000	698,044
Electric Utilities - 0.1%
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (i)	52,046	52,306
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Electric Utilities - continued
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (i)	$ 54,725	$ 54,930
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	154,132	155,673
		262,909
Energy - 0.7%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	425,000	434,563
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	56,667	56,879
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	950,000	976,125
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (i)	24,875	25,093
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (i)	89,553	90,449
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	49,750	50,185
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	65,000	66,463
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)	45,000	46,294
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	75,568	76,134
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)	10,512	10,591
Tranche M, term loan 4.25% 12/16/20 (i)	3,920	3,950
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (i)	353,225	359,848
		2,196,574
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 1/31/21 (j)	35,000	35,088
Food & Drug Retail - 0.2%
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (i)	369,075	369,075
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (i)	148,875	149,805
Tranche 2LN, term loan 5.75% 8/21/20 (i)	25,000	25,500
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (i)	104,211	104,472
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (i)	38,432	38,672
		687,524
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)	$ 84,575	$ 85,421
Tranche B 2LN, term loan 8.25% 11/30/20 (i)	75,000	76,781
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21 (j)	65,000	65,813
Tranche B 1LN, term loan 11/26/20 (j)	130,000	130,325
		358,340
Gaming - 0.4%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (i)	70,000	71,093
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (k)	21,000	21,341
5.5% 11/21/19 (i)	49,000	49,858
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	75,000	78,750
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4886% 1/28/18 (i)	650,808	625,622
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	89,100	89,216
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/5/19 (i)	40,000	40,636
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (i)	321,841	324,255
		1,300,771
Healthcare - 0.1%
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (i)	48,750	48,750
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (i)	215,752	184,144
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (i)	25,000	25,344
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (i)	10,000	10,225
Tranche B 2LN, term loan 4.25% 7/3/19 (i)	9,975	10,075
		278,538
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	135,793	135,453
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (i)	$ 337,368	$ 339,477
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (i)	29,925	30,262
		369,739
Leisure - 0.2%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (i)	630,000	637,875
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	287,825	280,629
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (i)	34,651	34,809
Tranche B 2LN, term loan 8.75% 1/25/21 (i)	20,000	20,400
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (i)	349,125	352,616
		688,454
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (i)	299,970	307,469
Publishing/Printing - 0.4%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (i)	19,650	19,699
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (i)	575,663	587,536
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (i)	887,131	892,676
		1,499,911
Restaurants - 0.0%
NPC International, Inc. Tranche B, term loan 4% 12/28/18 (i)	83,442	84,276
Services - 0.3%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (i)	665,000	666,663
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	149,038	148,106
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (i)	30,000	30,450
		845,219
Super Retail - 0.0%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 4.25% 2/23/17 (i)	47,903	48,262
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Technology - 0.2%
Ancestry.com, Inc. Tranche B 2LN, term loan 4% 5/15/18 (i)	$ 22,500	$ 22,556
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (i)	44,775	44,663
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	125,000	125,313
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (i)	290,000	301,600
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	158,423	159,611
		653,743
Telecommunications - 0.6%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (i)	1,565,000	1,590,431
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (i)	147,015	147,015
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (i)	163,763	169,289
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (i)	25,000	25,625
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)	180,000	181,584
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (i)	6,325	6,467
Mitel U.S. Holdings, Inc. Tranche B, term loan 1/24/19 (j)	55,000	55,413
		2,175,824
TOTAL BANK LOAN OBLIGATIONS (Cost $15,908,591)		16,332,207
Preferred Securities - 4.0%

Banks & Thrifts - 2.5%
AMBB Capital (L) Ltd. 6.77% (g)(i)	200,000	203,386
Bank of America Corp. 5.2% (g)(i)	345,000	316,143
Barclays Bank PLC:
4.75% (g)(i)	400,000	498,812
4.875% (g)(i)	400,000	508,589
Barclays PLC 8% (g)(i)	200,000	278,272
BNP Paribas SA 5.019% (g)(i)	50,000	73,844
BPCE SA 9% (g)(i)	600,000	920,127
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (g)(i)	150,000	207,032
Preferred Securities - continued
	Principal Amount (d)	Value
Banks & Thrifts - continued
Caisse Nationale des Caisses d' Epargne et de Prevoyance: - continued
6.117% (g)(i)	$ 300,000	$ 436,328
Credit Agricole SA 7.875% (g)(i)	400,000	636,360
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (i)	200,000	292,628
Intesa Sanpaolo SpA:
8.047% (g)(i)	500,000	768,538
8.375% (g)(i)	500,000	772,461
JPMorgan Chase & Co. 5.15% (g)(i)	1,215,000	1,120,035
Lloyds Bank PLC 2.717% (g)(i)	150,000	203,113
Natixis SA 6.307% (g)(i)	150,000	217,677
Royal Bank of Scotland Group PLC 7.0916% (g)(i)	50,000	67,875
Societe Generale 6.999% (g)(i)	200,000	298,679
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	250,000	355,361
UniCredit International Bank Luxembourg SA 8.125% (g)(i)	100,000	157,440
		8,332,700
Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (g)	900,000	913,258
Diversified Financial Services - 1.0%
Baggot Securities Ltd. 10.24% (Reg. S) (g)	100,000	157,248
Citigroup, Inc.:
5.35% (g)(i)	2,385,000	2,139,411
5.9% (g)(i)	770,000	756,337
5.95% (g)(i)	395,000	377,355
		3,430,351
Insurance - 0.0%
Groupama SA 6.298% (g)(i)	100,000	123,771
Telecommunications - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	500,000	519,792
Koninklijke KPN NV 6.125% (Reg S.) (g)(i)	150,000	232,246
		752,038
TOTAL PREFERRED SECURITIES (Cost $12,570,052)		13,552,118
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $5,919,558)	5,919,558	$ 5,919,558
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $328,953,351)		336,778,316
NET OTHER ASSETS (LIABILITIES) - 1.2%		4,003,558
NET ASSETS - 100%		$ 340,781,874
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,497,375 or 31.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) The coupon rate will be determined upon settlement of the loan after period end.

(k) Position represents an unfunded loan commitment. At period end, the total Principal Amount and market value of unfunded commitments totaled $21,000 and $21,341, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,797
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,065,816	$ 2,065,816	$ -	$ -
Energy	1,004,760	1,004,760	-	-
Financials	2,713,027	2,027,069	685,958	-
Health Care	560,175	560,175	-	-
Industrials	1	-	-	1
Materials	1,477,180	1,477,180	-	-
Telecommunication Services	48,748	48,748	-	-
Corporate Bonds	290,575,610	-	290,575,610	-
Government Obligations	2,529,116	-	2,529,116	-
Bank Loan Obligations	16,332,207	-	15,627,869	704,338
Preferred Securities	13,552,118	-	13,552,118	-
Money Market Funds	5,919,558	5,919,558	-	-
Total Investments in Securities:	$ 336,778,316	$ 13,103,306	$ 322,970,671	$ 704,339
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $328,152,943. Net unrealized appreciation aggregated $8,625,373, of which $14,488,882 related to appreciated investment securities and $5,863,509 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities, foreign government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Credit Risk

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

January 31, 2014

1.813054.109

CAI-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.7%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.4%
Alion Science & Technology Corp.:
10.25% 2/1/15	$ 2,770	$ 1,801
12% 11/1/14 pay-in-kind	4,072	4,093
Bombardier, Inc. 6.125% 1/15/23 (e)	9,295	9,156
GenCorp, Inc. 7.125% 3/15/21	2,610	2,799
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	3,912	4,210
7.125% 3/15/21	4,532	4,997
Triumph Group, Inc. 4.875% 4/1/21	9,715	9,448
		36,504
Air Transportation - 1.7%
Air Canada:
4.125% 5/15/25 (e)	5,255	5,124
5.375% 11/15/22 (e)	3,445	3,445
Aviation Capital Group Corp. 4.625% 1/31/18 (e)	6,886	7,207
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,727	2,879
6.125% 4/29/18 (e)	3,325	3,475
7.25% 11/10/19	11,560	13,410
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	28,300	32,262
8.021% 8/10/22	11,392	12,730
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22	4,930	4,610
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	7,210	8,003
8.028% 11/1/17	1,901	2,053
U.S. Airways Group, Inc. 6.125% 6/1/18	14,805	15,286
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	12,250	14,057
Series 2012-2:
Class A, 4.625% 12/3/26	4,614	4,764
Class B, 6.75% 12/3/22	3,596	3,857
Series 2013-1:
Class A, 3.95% 5/15/27	11,170	11,114
Class B, 5.375% 5/15/23	4,615	4,667
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	13,968	16,063
United Continental Holdings, Inc. 6.375% 6/1/18	1,935	2,034
		167,040
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive - 2.8%
Affinia Group, Inc. 7.75% 5/1/21	$ 2,035	$ 2,177
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (e)(g)	4,670	4,717
Chassix, Inc.:
9.25% 8/1/18 (e)	14,150	15,105
9.25% 8/1/18	100	107
Dana Holding Corp.:
5.375% 9/15/21	7,475	7,512
6% 9/15/23	7,475	7,494
6.5% 2/15/19	6,056	6,450
6.75% 2/15/21	3,618	3,907
Delphi Corp.:
5% 2/15/23	17,854	18,122
5.875% 5/15/19	14,590	15,356
6.125% 5/15/21	14,115	15,562
Exide Technologies 8.625% 2/1/18 (c)	5,526	4,241
General Motors Acceptance Corp. 8% 11/1/31	63,914	76,857
General Motors Corp.:
6.75% 5/1/28 (c)	30,632	0
7.125% 7/15/49 (c)	3,954	0
7.2% 1/15/11 (c)	9,896	0
7.4% 9/1/25 (c)	1,235	0
7.7% 4/15/16 (c)	21,189	0
8.25% 7/15/23 (c)	11,961	0
8.375% 7/15/33 (c)	17,293	0
General Motors Financial Co., Inc.:
3.25% 5/15/18 (e)	5,825	5,869
4.25% 5/15/23 (e)	5,100	4,883
6.75% 6/1/18	16,900	19,308
International Automotive Components Group SA 9.125% 6/1/18 (e)	14,445	15,059
Lear Corp. 4.75% 1/15/23 (e)	12,337	11,658
LKQ Corp. 4.75% 5/15/23 (e)	2,190	2,037
Pittsburgh Glass Works LLC 8% 11/15/18 (e)	4,505	4,865
Schaeffler Finance BV 4.75% 5/15/21 (e)	9,740	9,691
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (e)(g)	8,745	9,270
Stoneridge, Inc. 9.5% 10/15/17 (e)	5,694	6,164
Tenneco, Inc. 6.875% 12/15/20	15,510	16,945
		283,356
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - 3.7%
Ally Financial, Inc.:
5.5% 2/15/17	$ 16,155	$ 17,427
7.5% 9/15/20	79,750	93,706
8% 3/15/20	69,172	82,488
GMAC LLC 8% 11/1/31	146,276	175,875
		369,496
Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22	5,930	5,782
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,005	1,000
14% 2/1/21 pay-in-kind (e)	15,708	14,609
Sinclair Television Group, Inc. 5.375% 4/1/21	9,805	9,707
Sirius XM Radio, Inc.:
4.25% 5/15/20 (e)	7,385	6,896
4.625% 5/15/23 (e)	4,925	4,396
5.25% 8/15/22 (e)	9,910	10,244
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,945	9,202
		61,836
Building Materials - 0.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)	3,005	3,035
CEMEX Finance LLC 9.375% 10/12/22 (e)	4,700	5,252
Gibraltar Industries, Inc. 6.25% 2/1/21	1,495	1,549
USG Corp. 5.875% 11/1/21 (e)	2,170	2,284
		12,120
Cable TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,705	12,070
5.25% 3/15/21 (e)	9,735	9,455
5.25% 9/30/22	15,055	14,472
5.75% 9/1/23 (e)	7,715	7,503
6.625% 1/31/22	17,645	18,439
7.375% 6/1/20	12,500	13,594
8.125% 4/30/20	8,473	9,214
DISH DBS Corp.:
5% 3/15/23	7,535	7,064
5.125% 5/1/20	1,000	1,000
5.875% 7/15/22	66,280	66,363
6.75% 6/1/21	21,955	23,437
EchoStar Communications Corp. 7.125% 2/1/16	9,146	10,061
Lynx I Corp. 5.375% 4/15/21 (e)	6,265	6,281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Lynx II Corp. 6.375% 4/15/23 (e)	$ 3,545	$ 3,616
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	3,240	3,281
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (e)	10,690	10,690
Virgin Media Finance PLC 4.875% 2/15/22	10,880	9,683
		226,223
Chemicals - 2.7%
Axiall Corp. 4.875% 5/15/23 (e)	3,075	2,929
Chemtura Corp. 5.75% 7/15/21	5,030	5,131
Eagle Spinco, Inc. 4.625% 2/15/21 (e)	5,220	5,103
Hexion U.S. Finance Corp. 6.625% 4/15/20	22,825	23,681
LSB Industries, Inc. 7.75% 8/1/19 (e)	3,620	3,837
Momentive Performance Materials, Inc. 10% 10/15/20	35,212	37,501
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	85,120	90,866
Nufarm Australia Ltd. 6.375% 10/15/19 (e)	4,160	4,285
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(g)	14,530	15,075
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (e)	6,705	6,755
PolyOne Corp.:
5.25% 3/15/23	6,005	5,855
7.375% 9/15/20	4,506	4,957
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (e)	4,240	4,134
Rockwood Specialties Group, Inc. 4.625% 10/15/20	18,450	18,727
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	2,660	3,006
TPC Group, Inc. 8.75% 12/15/20 (e)	14,165	15,227
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	19,410	19,847
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	4,750	5,118
		272,034
Consumer Products - 0.7%
Easton-Bell Sports, Inc. 9.75% 12/1/16	4,122	4,292
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,289
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)	2,500	2,369
Jarden Corp. 6.125% 11/15/22	240	255
NBTY, Inc. 9% 10/1/18	12,257	13,238
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,844
Revlon Consumer Products Corp. 5.75% 2/15/21	37,745	37,368
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	$ 2,820	$ 2,996
6.625% 11/15/22	3,335	3,548
Tempur Sealy International, Inc. 6.875% 12/15/20	3,880	4,244
		74,443
Containers - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (e)	5,900	5,966
6.75% 1/31/21 (e)	6,825	6,876
7% 11/15/20 (e)	1,029	1,042
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (e)	12,250	12,495
6% 6/15/17 (e)	6,255	6,411
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	4,335	4,595
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,354
7.5% 12/15/96	12,871	11,873
Graphic Packaging International, Inc. 4.75% 4/15/21	3,080	3,042
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	26,515	27,112
6.875% 2/15/21	15,185	16,305
7.125% 4/15/19	10,137	10,720
8.25% 2/15/21	18,196	19,333
8.5% 5/15/18 (d)	1,070	1,124
9% 4/15/19	7,985	8,514
9.875% 8/15/19	9,140	10,100
Sealed Air Corp. 5.25% 4/1/23 (e)	5,010	4,935
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	6,498	7,440
		163,237
Diversified Financial Services - 6.4%
Aircastle Ltd.:
4.625% 12/15/18	7,795	7,853
6.75% 4/15/17	14,115	15,791
7.625% 4/15/20	7,830	8,867
CIT Group, Inc.:
5% 8/15/22	17,330	17,243
5.25% 3/15/18	8,330	8,871
5.375% 5/15/20	21,665	22,938
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (e)	$ 76,100	$ 81,047
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (e)	11,510	11,524
4.875% 3/15/19 (e)	17,515	17,449
5.875% 2/1/22 (e)	23,770	23,562
6% 8/1/20 (e)	18,045	18,699
6% 8/1/20	20,385	21,022
International Lease Finance Corp.:
5.875% 4/1/19	60,890	65,457
6.25% 5/15/19	47,055	51,055
7.125% 9/1/18 (e)	40,123	46,442
8.25% 12/15/20	31,112	36,651
8.625% 1/15/22	46,340	55,029
MPH Intermediate Holding Co. 2 8.375% 8/1/18 pay-in-kind (e)(g)	16,795	17,299
Opal Acquisition, Inc. 8.875% 12/15/21 (e)	10,420	10,316
SLM Corp.:
5.5% 1/25/23	45,305	42,560
6% 1/25/17	19,625	21,270
7.25% 1/25/22	27,665	29,325
8% 3/25/20	15,115	16,872
		647,142
Diversified Media - 1.2%
Checkout Holding Corp. 0% 11/15/15 (e)	7,954	6,681
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	15,960	16,319
6.5% 11/15/22	43,150	44,337
Liberty Media Corp.:
8.25% 2/1/30	14,848	15,702
8.5% 7/15/29	9,940	10,835
MDC Partners, Inc. 6.75% 4/1/20 (e)	9,975	10,524
Quebecor Media, Inc. 5.75% 1/15/23	15,820	15,385
		119,783
Electric Utilities - 4.0%
Atlantic Power Corp. 9% 11/15/18	21,010	22,428
Calpine Corp. 7.875% 1/15/23 (e)	49,481	54,553
Energy Future Holdings Corp.:
10.875% 11/1/17	7,994	4,956
11.25% 11/1/17 pay-in-kind (g)	147	91
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (e)	$ 2,525	$ 2,613
10% 12/1/20	58,472	61,834
10% 12/1/20 (e)	27,969	29,437
11% 10/1/21	77,278	85,392
12.25% 3/1/22 (e)	66,010	76,489
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	8,342
Puget Energy, Inc. 5.625% 7/15/22	7,775	8,699
The AES Corp. 4.875% 5/15/23	11,060	10,355
TXU Corp.:
5.55% 11/15/14	4,137	1,345
6.5% 11/15/24	39,570	10,288
6.55% 11/15/34	74,878	19,468
		396,290
Energy - 7.0%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	6,410	5,913
6.625% 10/1/20	9,485	9,936
Atwood Oceanics, Inc. 6.5% 2/1/20	2,395	2,551
Basic Energy Services, Inc. 7.75% 10/15/22	7,490	7,846
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	9,780	10,832
9.625% 8/1/20	10,080	11,441
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	5,057
Concho Resources, Inc.:
5.5% 4/1/23	27,015	27,285
6.5% 1/15/22	16,925	18,237
7% 1/15/21	7,134	7,812
Continental Resources, Inc.:
5% 9/15/22	30,100	31,041
8.25% 10/1/19	2,525	2,746
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (e)	7,665	7,818
7.75% 4/1/19	15,275	16,592
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	14,965	15,152
Denbury Resources, Inc. 8.25% 2/15/20	10,371	11,356
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19	$ 14,075	$ 15,307
Edgen Murray Corp. 8.75% 11/1/20 (e)	7,898	9,102
Energy Partners Ltd. 8.25% 2/15/18	27,773	29,856
Forbes Energy Services Ltd. 9% 6/15/19	10,305	10,073
Forum Energy Technologies, Inc. 6.25% 10/1/21 (e)	5,605	5,857
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,725
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	9,649
Halcon Resources Corp.:
8.875% 5/15/21	8,280	8,259
9.75% 7/15/20 (e)	5,220	5,403
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (e)	7,700	8,239
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (e)	10,284	11,132
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (e)	8,535	8,465
5.625% 11/15/23 (e)	10,310	10,153
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)	12,325	13,465
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	4,850	4,874
6.75% 11/1/20	4,586	4,987
Newfield Exploration Co. 5.625% 7/1/24	10,950	10,950
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,770
Offshore Group Investment Ltd.:
7.125% 4/1/23	27,810	27,810
7.5% 11/1/19	5,135	5,520
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	19,835	21,670
Precision Drilling Corp. 6.5% 12/15/21	2,505	2,662
QEP Resources, Inc. 5.25% 5/1/23	12,370	11,782
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	8,470	8,894
Range Resources Corp.:
5% 8/15/22	12,165	12,059
5% 3/15/23	18,145	17,941
5.75% 6/1/21	4,120	4,367
Rosetta Resources, Inc.:
5.625% 5/1/21	9,115	9,092
9.5% 4/15/18	9,465	10,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (e)	$ 9,825	$ 9,800
5.625% 4/15/23 (e)	14,740	14,003
SemGroup Corp. 7.5% 6/15/21 (e)	8,325	8,866
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	28,933
8% 3/1/32	12,475	16,670
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,034
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,379
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	7,058	7,711
Summit Midstream Holdings LLC 7.5% 7/1/21 (e)	4,145	4,414
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	2,520	2,438
6.875% 2/1/21	7,214	7,701
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,101
Tesoro Corp.:
4.25% 10/1/17	6,155	6,417
5.375% 10/1/22	6,925	7,064
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	2,090	2,137
6.125% 10/15/21	5,880	6,042
Trinidad Drilling Ltd. 7.875% 1/15/19 (e)	4,031	4,313
W&T Offshore, Inc. 8.5% 6/15/19	9,920	10,614
Western Refining, Inc. 6.25% 4/1/21	12,615	12,836
Whiting Petroleum Corp.:
5% 3/15/19	7,735	7,948
5.75% 3/15/21	7,735	8,122
WPX Energy, Inc. 6% 1/15/22	16,060	15,980
		699,234
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (e)	2,380	2,392
5.625% 2/15/24 (e)	2,570	2,589
Cinemark U.S.A., Inc.:
4.875% 6/1/23	9,870	9,327
5.125% 12/15/22	2,845	2,770
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (e)	4,865	5,169
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - continued
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (e)	$ 4,125	$ 4,228
4.875% 11/1/20 (e)	10,795	10,930
5.375% 11/1/23 (e)	8,565	8,479
Regal Entertainment Group 5.75% 2/1/25	2,760	2,622
		48,506
Environmental - 0.5%
Clean Harbors, Inc.:
5.125% 6/1/21	5,880	5,880
5.25% 8/1/20	7,105	7,247
Covanta Holding Corp. 7.25% 12/1/20	12,151	13,214
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	1,790	1,844
Tervita Corp.:
8% 11/15/18 (e)	8,360	8,569
9.75% 11/1/19 (e)	9,920	9,945
10.875% 2/15/18 (e)	5,720	5,974
		52,673
Food & Drug Retail - 1.3%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (e)(g)	9,330	9,727
9.25% 2/15/19 (e)	20,502	22,347
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (e)	22,010	23,771
Rite Aid Corp.:
6.75% 6/15/21	30,330	31,998
8% 8/15/20	10,701	12,012
9.25% 3/15/20	17,965	20,503
10.25% 10/15/19	4,488	4,965
Roundys Supermarket, Inc. 10.25% 12/15/20 (e)	2,610	2,754
Tops Markets LLC 8.875% 12/15/17 (e)	5,450	5,954
		134,031
Food/Beverage/Tobacco - 1.1%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,245
Barry Callebaut Services NV 5.5% 6/15/23 (e)	12,055	12,264
ESAL GmbH 6.25% 2/5/23 (e)	20,045	18,241
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	26,350	27,799
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	19,605	19,164
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (e)	7,110	7,705
Michael Foods, Inc. 9.75% 7/15/18	4,776	5,140
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Post Holdings, Inc.:
7.375% 2/15/22	$ 2,115	$ 2,250
7.375% 2/15/22 (e)	3,085	3,282
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (e)	2,915	3,163
		109,253
Gaming - 1.6%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	5,565	5,259
Graton Economic Development Authority 9.625% 9/1/19 (e)	21,760	25,024
MCE Finance Ltd. 5% 2/15/21 (e)	22,124	21,350
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (e)(g)	7,221	7,266
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	8,716	9,805
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (e)	31,885	32,921
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (e)	2,993	600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (e)	14,815	13,852
5.375% 3/15/22	12,000	12,210
7.75% 8/15/20	22,668	25,218
Wynn Macau Ltd. 5.25% 10/15/21 (e)	10,310	10,336
		163,841
Healthcare - 6.9%
Community Health Systems, Inc.:
5.125% 8/15/18	10,125	10,695
7.125% 7/15/20	27,300	29,075
ConvaTec Healthcare ESA 10.5% 12/15/18 (e)	11,949	13,293
CRC Health Group, Inc. 10.75% 2/1/16	5,621	5,607
DaVita HealthCare Partners, Inc.:
5.75% 8/15/22	39,610	40,551
6.625% 11/1/20	2,190	2,349
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18	1,100	1,213
FWCT-2 Escrow Corp.:
5.125% 8/1/21 (e)	7,305	7,351
6.875% 2/1/22 (e)	14,660	15,027
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	14,751
Grifols, Inc. 8.25% 2/1/18	12,699	13,556
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
HCA Holdings, Inc.:
4.75% 5/1/23	$ 12,395	$ 12,132
5.875% 5/1/23	22,195	22,611
6.25% 2/15/21	11,290	12,024
7.5% 2/15/22	3,150	3,556
7.75% 5/15/21	123,447	135,483
8% 10/1/18	3,150	3,733
HealthSouth Corp. 5.75% 11/1/24	6,235	6,173
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	11,155	11,908
InVentiv Health, Inc. 11% 8/15/18 (e)	2,237	2,024
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	8,815	9,895
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	9,445	9,752
6.875% 5/1/21	21,720	23,132
Omega Healthcare Investors, Inc. 6.75% 10/15/22	10,615	11,464
Polymer Group, Inc. 7.75% 2/1/19	4,067	4,311
ResCare, Inc. 10.75% 1/15/19	6,775	7,537
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	6,230	6,074
5.5% 2/1/21	5,430	5,511
Salix Pharmaceuticals Ltd. 6% 1/15/21 (e)	3,090	3,221
Tenet Healthcare Corp.:
4.375% 10/1/21	19,755	18,940
4.5% 4/1/21	8,350	8,089
4.75% 6/1/20	8,175	8,155
6% 10/1/20 (e)	9,790	10,304
6.75% 2/1/20	7,800	8,151
6.875% 11/15/31	23,140	20,248
8.125% 4/1/22	21,465	23,424
Truven Health Analytics, Inc. 10.625% 6/1/20	9,085	10,289
UHS Escrow Corp. 7% 10/1/18	2,503	2,666
Valeant Pharmaceuticals International:
5.625% 12/1/21 (e)	24,620	25,512
6.75% 8/15/18 (e)	29,795	32,663
6.75% 8/15/21 (e)	9,534	10,178
6.875% 12/1/18 (e)	3,960	4,227
7.5% 7/15/21 (e)	20,115	22,403
VPI Escrow Corp. 6.375% 10/15/20 (e)	35,870	38,291
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(e)	9,030	2,890
		690,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - 1.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	$ 6,475	$ 6,507
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	5,010	5,248
CBRE Group, Inc. 5% 3/15/23	14,650	14,009
D.R. Horton, Inc.:
4.375% 9/15/22	11,400	10,773
4.75% 2/15/23	4,510	4,330
5.75% 8/15/23	3,865	3,981
Howard Hughes Corp. 6.875% 10/1/21 (e)	24,190	25,218
Realogy Corp.:
7.625% 1/15/20 (e)	13,580	15,176
7.875% 2/15/19 (e)	13,668	14,898
9% 1/15/20 (e)	8,005	9,246
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,648
8.375% 1/15/21	10,900	12,767
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (e)	14,750	14,344
7.75% 4/15/20 (e)	5,715	6,258
Toll Brothers Finance Corp.:
4.375% 4/15/23	13,170	12,479
5.875% 2/15/22	1,030	1,076
William Lyon Homes, Inc. 8.5% 11/15/20 (e)	4,975	5,373
		168,331
Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,156
FelCor Lodging LP 5.625% 3/1/23	8,085	7,903
Playa Resorts Holding BV 8% 8/15/20 (e)	2,805	2,987
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21	8,675	8,523
		22,569
Insurance - 0.2%
CNO Financial Group, Inc. 6.375% 10/1/20 (e)	5,100	5,432
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	14,330	14,903
		20,335
Leisure - 0.2%
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (e)	3,048	3,147
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Leisure - continued
Seven Seas Cruises S de RL LLC 9.125% 5/15/19	$ 1,855	$ 2,050
Six Flags Entertainment Corp. 5.25% 1/15/21 (e)	14,515	14,370
		19,567
Metals/Mining - 1.4%
Aleris International, Inc.:
6% 6/1/20 (e)	151	300
9% 12/15/14 pay-in-kind (c)(g)	12,670	0
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	2,085	2,210
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	13,365	14,133
6.875% 2/1/18 (e)	18,787	19,773
6.875% 4/1/22 (e)	26,315	28,420
8.25% 11/1/19 (e)	28,975	31,909
IAMGOLD Corp. 6.75% 10/1/20 (e)	12,535	10,749
Inmet Mining Corp. 7.5% 6/1/21 (e)	5,815	6,513
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (e)	6,027	4,942
Mirabela Nickel Ltd. 8.75% 4/15/18 (c)(e)	3,145	692
New Gold, Inc.:
6.25% 11/15/22 (e)	8,895	8,539
7% 4/15/20 (e)	3,050	3,126
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	3,255	3,654
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (e)	8,460	8,883
		143,843
Paper - 0.4%
Boise Cascade Co. 6.375% 11/1/20	2,860	2,982
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,214
NewPage Corp.:
6.4919% 5/1/49 (c)(g)	6,337	0
11.375% 12/31/14 (c)	12,582	0
Sappi Papier Holding GmbH:
7.75% 7/15/17 (e)	5,480	6,069
8.375% 6/15/19 (e)	7,405	8,183
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	14,885	16,001
		36,449
Publishing/Printing - 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	29,430	32,005
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
R.R. Donnelley & Sons Co.:
7% 2/15/22	$ 7,600	$ 8,094
7.875% 3/15/21	9,735	10,806
		50,905
Railroad - 0.1%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	6,560	7,052
Restaurants - 0.0%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	1,820	1,979
Services - 1.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)	2,400	2,604
APX Group, Inc. 8.75% 12/1/20 (e)	3,110	3,157
Audatex North America, Inc.:
6% 6/15/21 (e)	19,605	20,438
6.125% 11/1/23 (e)	2,995	3,100
Bakercorp International, Inc. 8.25% 6/1/19	8,035	8,156
Bankrate, Inc. 6.125% 8/15/18 (e)	7,685	8,050
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (e)	4,125	4,264
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (e)	7,770	7,887
Corrections Corp. of America:
4.125% 4/1/20	9,810	9,491
4.625% 5/1/23	9,810	9,221
Iron Mountain, Inc. 5.75% 8/15/24	7,925	7,410
Laureate Education, Inc. 9.25% 9/1/19 (e)	37,100	39,883
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	3,020	3,171
TMS International Corp. 7.625% 10/15/21 (e)	2,170	2,306
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,370	3,606
United Rentals North America, Inc. 8.375% 9/15/20	17,041	18,916
		151,660
Shipping - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	11,670	11,903
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (e)	12,950	13,047
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	6,400	6,856
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)	7,295	8,170
Swift Services Holdings, Inc. 10% 11/15/18	11,188	12,335
Teekay Corp. 8.5% 1/15/20	10,097	11,170
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Shipping - continued
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	$ 7,235	$ 8,248
Western Express, Inc. 12.5% 4/15/15 (e)	10,612	6,473
		78,202
Steel - 0.5%
Atkore International, Inc. 9.875% 1/1/18	4,851	5,227
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	14,420	15,610
11.25% 10/15/18	21,190	23,150
Steel Dynamics, Inc. 5.25% 4/15/23	4,670	4,717
		48,704
Super Retail - 0.6%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,980
CST Brands, Inc. 5% 5/1/23	2,640	2,534
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (e)(g)	5,185	5,237
L Brands, Inc. 5.625% 10/15/23	10,310	10,323
Limited Brands, Inc. 5.625% 2/15/22	14,745	14,966
Netflix, Inc. 5.375% 2/1/21 (e)	7,725	7,793
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,513
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (e)	7,625	8,140
		54,486
Technology - 3.3%
Activision Blizzard, Inc.:
5.625% 9/15/21 (e)	41,305	42,751
6.125% 9/15/23 (e)	10,745	11,202
ADT Corp. 6.25% 10/15/21 (e)	9,740	10,071
Avaya, Inc. 10.5% 3/1/21 (e)	14,150	13,089
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	10,110	10,439
Brocade Communications Systems, Inc. 4.625% 1/15/23 (e)	6,460	5,976
Ceridian HCM Holding, Inc. 11% 3/15/21 (e)	4,675	5,312
First Data Corp.:
11.25% 1/15/21 (e)	8,760	9,658
11.75% 8/15/21 (e)	34,920	35,880
11.75% 8/15/21 (e)	6,550	6,730
Flextronics International Ltd.:
4.625% 2/15/20	9,315	9,152
5% 2/15/23	4,855	4,709
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 16,369	$ 14,732
6.5% 1/15/28	14,276	12,706
Nuance Communications, Inc. 5.375% 8/15/20 (e)	5,080	4,966
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (e)	11,130	11,130
5.75% 2/15/21 (e)	9,665	10,003
5.75% 3/15/23 (e)	5,970	5,970
Seagate HDD Cayman:
4.75% 6/1/23 (e)	19,755	18,915
7% 11/1/21	7,475	8,269
Sensata Technologies BV:
4.875% 10/15/23 (e)	5,010	4,760
6.5% 5/15/19 (e)	14,750	15,856
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (e)(g)	7,770	8,042
Spansion LLC 11.25% 1/15/16 (c)(e)	20,560	0
VeriSign, Inc. 4.625% 5/1/23	8,755	8,383
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	23,450	26,147
13.375% 10/15/19	14,930	17,281
		332,129
Telecommunications - 9.7%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (e)	7,165	7,147
6.75% 11/15/20 (e)	17,025	17,451
8.875% 1/1/20 (e)	5,800	6,424
Altice Financing SA:
6.5% 1/15/22 (e)	4,460	4,527
7.875% 12/15/19 (e)	9,310	10,101
Altice Finco SA:
8.125% 1/15/24 (e)	2,695	2,818
9.875% 12/15/20 (e)	10,945	12,258
Citizens Communications Co.:
7.875% 1/15/27	9,275	9,043
9% 8/15/31	13,178	13,178
Consolidated Communications, Inc. 10.875% 6/1/20	4,930	5,694
Crown Castle International Corp. 5.25% 1/15/23	17,075	16,926
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,424
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Digicel Group Ltd.:
6% 4/15/21 (e)	$ 56,040	$ 54,079
7% 2/15/20 (e)	2,110	2,139
8.25% 9/1/17 (e)	5,913	6,135
8.25% 9/30/20 (e)	78,764	81,127
10.5% 4/15/18 (e)	74,384	78,940
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)	12,462	12,859
Eileme 2 AB 11.625% 1/31/20 (e)	20,050	23,834
FairPoint Communications, Inc. 8.75% 8/15/19 (e)	9,715	10,371
Frontier Communications Corp.:
7.625% 4/15/24	16,870	16,743
8.5% 4/15/20	26,838	30,059
8.75% 4/15/22	7,663	8,362
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)	39,705	37,918
7.25% 4/1/19	30,640	32,938
7.25% 10/15/20	32,030	34,753
7.5% 4/1/21	57,680	63,520
j2 Global, Inc. 8% 8/1/20	7,245	7,788
Level 3 Communications, Inc. 8.875% 6/1/19	3,435	3,761
Level 3 Financing, Inc. 7% 6/1/20	15,000	15,938
MasTec, Inc. 4.875% 3/15/23	10,365	9,769
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)	16,480	17,119
6.625% 4/1/23 (e)	21,715	22,529
Millicom International Cellular SA 4.75% 5/22/20 (e)	5,180	4,869
MTS International Funding Ltd. 5% 5/30/23 (e)	12,230	11,252
NII Capital Corp. 7.625% 4/1/21	5,140	2,172
Pacnet Ltd. 9% 12/12/18 (e)	700	718
SBA Telecommunications, Inc. 5.75% 7/15/20	12,075	12,558
Sprint Capital Corp.:
6.875% 11/15/28	66,459	63,468
8.75% 3/15/32	16,906	18,301
Sprint Corp. 7.125% 6/15/24 (e)	18,130	18,221
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	7,735	7,909
6.464% 4/28/19	15,475	16,287
6.5% 1/15/24	21,020	21,467
6.542% 4/28/20	15,475	16,384
6.633% 4/28/21	11,410	12,009
6.731% 4/28/22	8,425	8,846
6.836% 4/28/23	9,905	10,338
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
TW Telecom Holdings, Inc.:
5.375% 10/1/22	$ 25,155	$ 24,903
5.375% 10/1/22	8,725	8,638
6.375% 9/1/23	5,110	5,340
U.S. West Communications:
7.25% 9/15/25	1,480	1,619
7.25% 10/15/35	5,745	5,765
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(g)	19,432	20,113
		974,849
Textiles & Apparel - 0.5%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (e)(g)	3,935	4,024
Hanesbrands, Inc. 6.375% 12/15/20	18,006	19,627
Levi Strauss & Co. 7.625% 5/15/20	5,774	6,294
PVH Corp. 4.5% 12/15/22	21,264	20,041
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (e)	2,990	3,020
		53,006
TOTAL NONCONVERTIBLE BONDS (Cost $6,581,343)		6,891,547
Common Stocks - 19.4%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	0
Air Transportation - 0.7%
American Airlines Group, Inc. (a)	463,000	15,534
Delta Air Lines, Inc.	1,925,034	58,925
		74,459
Automotive - 0.8%
Delphi Automotive PLC	450,000	27,401
General Motors Co.	298,212	10,759
General Motors Co.:
warrants 7/10/16 (a)	371,283	9,895
warrants 7/10/19 (a)	371,283	7,010
Motors Liquidation Co. GUC Trust (a)	97,361	3,004
TRW Automotive Holdings Corp. (a)	284,926	21,127
		79,196
Common Stocks - continued
	Shares	Value (000s)
Broadcasting - 0.4%
Sinclair Broadcast Group, Inc. Class A	1,343,000	$ 42,197
Building Materials - 0.3%
Nortek, Inc. (a)	340,547	25,613
Nortek, Inc. warrants 12/7/14 (a)	27,280	696
Ply Gem Holdings, Inc.	41,200	546
		26,855
Cable TV - 1.0%
Comcast Corp. Class A	744,000	40,511
Time Warner Cable, Inc.	215,000	28,653
Time Warner, Inc.	500,000	31,415
		100,579
Capital Goods - 0.1%
Remy International, Inc.	380,502	7,614
Chemicals - 0.5%
Axiall Corp.	375,000	14,963
LyondellBasell Industries NV Class A	431,745	34,004
		48,967
Consumer Products - 1.3%
Jarden Corp. (a)	675,000	40,804
Michael Kors Holdings Ltd. (a)	339,000	27,096
Reddy Ice Holdings, Inc. (a)	496,439	2,127
Revlon, Inc. (a)	930,000	21,836
Whirlpool Corp.	305,000	40,657
		132,520
Containers - 0.3%
Graphic Packaging Holding Co. (a)	2,800,000	26,600
Rock-Tenn Co. Class A	22,096	2,242
		28,842
Diversified Financial Services - 0.4%
Heartland Payment Systems, Inc.	542,413	23,383
Penson Worldwide, Inc. Class A (a)	10,322,034	0
Springleaf Holdings, Inc.	700,000	16,772
		40,155
Diversified Media - 0.1%
Interpublic Group of Companies, Inc.	716,648	11,696
Electric Utilities - 0.0%
Portland General Electric Co.	14,817	447
Common Stocks - continued
	Shares	Value (000s)
Energy - 0.6%
EP Energy Corp.	716,800	$ 12,329
Lone Pine Resources, Inc. (a)	277,573	0
Northern Tier Energy LP Class A	800,000	19,760
Ocean Rig UDW, Inc. (United States) (a)	1,620,000	27,767
		59,856
Food & Drug Retail - 0.4%
CVS Caremark Corp.	650,000	44,018
Food/Beverage/Tobacco - 0.6%
Green Mountain Coffee Roasters, Inc.	330,500	26,771
Monster Beverage Corp. (a)	360,000	24,444
WhiteWave Foods Co. (a)	205,100	4,965
		56,180
Gaming - 1.5%
Las Vegas Sands Corp.	500,000	38,260
Melco Crown Entertainment Ltd. sponsored ADR (a)	1,616,000	66,240
PB Investor I LLC	170,582	322
Station Holdco LLC (a)(h)(j)	22,418,968	42,372
Station Holdco LLC:
unit (h)(j)	256,968	31
warrants 6/15/18 (a)(h)(j)	894,280	106
		147,331
Healthcare - 2.4%
Express Scripts Holding Co. (a)	1,070,000	79,918
Gilead Sciences, Inc. (a)	340,000	27,421
HCA Holdings, Inc. (a)	847,900	42,624
Rotech Healthcare, Inc.	185,710	3,433
Salix Pharmaceuticals Ltd. (a)	250,000	24,335
Valeant Pharmaceuticals International (Canada) (a)	460,000	62,420
		240,151
Homebuilders/Real Estate - 0.3%
American Tower Corp.	11,612	939
Lennar Corp. Class A	690,000	27,710
Realogy Holdings Corp. (a)	51,500	2,347
		30,996
Hotels - 0.3%
Extended Stay America, Inc. unit	1,133,500	28,848
Metals/Mining - 0.1%
Aleris International, Inc. (a)(j)	127,520	4,105
OCI Resources LP	350,000	7,525
		11,630
Common Stocks - continued
	Shares	Value (000s)
Paper - 0.0%
NewPage Corp.	26,793	$ 3,081
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	0
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(j)	127,577	191
RDA Holding Co. warrants 2/19/14 (a)(j)	46,934	0
		191
Restaurants - 0.3%
Fiesta Restaurant Group, Inc. (a)	500,000	21,485
Texas Roadhouse, Inc. Class A	500,000	12,125
		33,610
Services - 1.8%
Hertz Global Holdings, Inc. (a)	1,568,000	40,799
Monsanto Co.	214,600	22,866
Penhall Acquisition Co.:
Class A (a)	26,163	2,341
Class B (a)	8,721	780
United Rentals, Inc. (a)	850,000	68,799
Visa, Inc. Class A	185,000	39,855
WP Rocket Holdings, Inc. rights (a)	4,124,063	0
		175,440
Shipping - 0.3%
DeepOcean Group Holding BV (a)(e)	1,138,931	34,070
U.S. Shipping Partners Corp. (a)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		34,070
Super Retail - 1.6%
Best Buy Co., Inc.	560,000	13,182
Dollar General Corp. (a)	650,000	36,608
GNC Holdings, Inc.	749,200	38,292
Home Depot, Inc.	325,000	24,976
Lowe's Companies, Inc.	550,000	25,460
Urban Outfitters, Inc. (a)	490,000	17,552
		156,070
Technology - 2.6%
Apple, Inc.	63,800	31,938
Broadcom Corp. Class A	450,000	13,392
CDW Corp.	1,010,200	23,911
Facebook, Inc. Class A (a)	625,000	39,106
Fidelity National Information Services, Inc.	600,000	30,420
Google, Inc. Class A (a)	26,900	31,768
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
MagnaChip Semiconductor Corp. (a)	219,804	$ 3,475
NXP Semiconductors NV (a)	581,000	28,091
Skyworks Solutions, Inc. (a)	1,974,134	59,718
		261,819
Telecommunications - 0.2%
T-Mobile U.S., Inc. (a)	650,000	19,871
Textiles & Apparel - 0.5%
Arena Brands Holding Corp. Class B (a)(j)	659,302	4,384
Express, Inc. (a)	1,300,000	22,516
PVH Corp.	200,000	24,174
		51,074
TOTAL COMMON STOCKS (Cost $1,589,137)		1,947,763
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.0%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	199,717	1,474
Nonconvertible Preferred Stocks - 1.4%
Banks & Thrifts - 1.2%
Ally Financial, Inc. 7.00% (e)	81,450	78,803
SunTrust Banks, Inc. Series E, 5.875%	580,069	12,692
Wells Fargo & Co. 5.20%	1,335,778	28,385
		119,880
Homebuilders/Real Estate - 0.2%
Public Storage Series V, 5.375%	800,000	16,440
TOTAL NONCONVERTIBLE PREFERRED STOCKS		136,320
TOTAL PREFERRED STOCKS (Cost $106,957)		137,794
Bank Loan Obligations - 3.1%
	Principal Amount (000s)
Broadcasting - 0.1%
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (g)	$ 6,140	6,232
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.2%
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (g)	$ 10,956	$ 11,038
Spotless Holdings Ltd.:
Tranche 2LN, term loan 8.75% 4/2/19 (g)	3,770	3,874
Tranche B 1LN, term loan 5% 10/2/18 (g)	3,047	3,105
		18,017
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (g)	10,120	10,120
Diversified Financial Services - 0.0%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (g)	2,575	2,649
Electric Utilities - 0.1%
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (g)	4,955	4,967
Energy - 0.7%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (g)	6,427	6,652
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (g)	9,119	9,347
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (g)	3,693	3,707
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (g)	30,980	31,832
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (g)	6,598	6,681
Panda Sherman Power, LLC term loan 9% 9/14/18 (g)	4,145	4,238
Panda Temple Power, LLC term loan 7.25% 4/3/19 (g)	2,020	2,078
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (g)	2,345	2,360
Sheridan Investment Partners I term loan 4.25% 12/16/20 (g)	3,396	3,422
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (g)	472	476
Tranche M, term loan 4.25% 12/16/20 (g)	176	178
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (g)	1,630	1,646
		72,617
Environmental - 0.1%
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (g)	5,975	6,019
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Environmental - continued
WTG Holdings III Corp.:
Tranche 2LN, term loan 8.5% 1/15/22 (g)	$ 995	$ 1,005
Tranche B 1LN, term loan 4.75% 1/15/21 (g)	1,070	1,077
		8,101
Food & Drug Retail - 0.0%
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (g)	1,005	1,025
Food/Beverage/Tobacco - 0.2%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (g)	3,502	3,537
Tranche B 2LN, term loan 8.25% 11/30/20 (g)	7,370	7,545
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21 (i)	2,970	3,007
Tranche B 1LN, term loan 11/26/20 (i)	5,925	5,940
		20,029
Gaming - 0.2%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (g)	3,067	3,078
Tranche 2LN, term loan 8.75% 2/20/20 (g)	3,075	3,123
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (g)	4,770	5,009
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4886% 1/28/18 (g)	6,004	5,772
		16,982
Healthcare - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (g)	9,115	9,161
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (g)	1,035	1,049
		10,210
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (g)	1,530	1,526
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (g)	23,329	23,475
Metals/Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (g)	1,564	1,571
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Ameriforge Group, Inc.: - continued
Tranche B 2LN, term loan 8.75% 1/25/21 (g)	$ 945	$ 964
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (g)	1,736	1,753
		4,288
Publishing/Printing - 0.3%
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (g)	7,568	7,724
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (g)	24,419	24,571
		32,295
Restaurants - 0.1%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (g)	6,040	6,146
Services - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (g)	3,584	3,620
Super Retail - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (g)	1,245	1,282
Tranche B 1LN, term loan 4.5% 9/26/19 (g)	3,895	3,934
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (g)	7,785	7,766
		12,982
Technology - 0.4%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (g)	880	889
Tranche B 2LN, term loan 7.5% 1/23/22 (g)	225	230
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (g)	12,500	12,484
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (g)	5,570	5,584
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (g)	1,284	1,290
Tranche 2LN, term loan 8.25% 5/22/21 (g)	610	618
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (g)	13,230	13,759
		34,854
Telecommunications - 0.2%
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (g)	890	899
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (g)	$ 13,979	$ 14,451
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (g)	775	794
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (g)	8,170	8,242
		24,386
TOTAL BANK LOAN OBLIGATIONS (Cost $305,078)		314,521
Preferred Securities - 1.8%

Banks & Thrifts - 0.9%
Bank of America Corp.:
5.2% (f)(g)	18,080	16,568
8% (f)(g)	7,796	8,735
8.125% (f)(g)	6,360	7,266
JPMorgan Chase & Co. 6% (f)(g)	50,895	50,530
Wells Fargo & Co. 7.98% (f)(g)	5,738	6,645
		89,744
Diversified Financial Services - 0.7%
Citigroup, Inc.
5.9% (f)(g)	27,015	26,536
5.95% (f)(g)	45,415	43,386
		69,922
Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (e)(f)	14,560	14,726
TOTAL PREFERRED SECURITIES (Cost $173,901)		174,392
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b) (Cost $428,043)	428,043,182	$ 428,043
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $9,184,459)		9,894,060
NET OTHER ASSETS (LIABILITIES) - 1.3%		126,865
NET ASSETS - 100%		$ 10,020,925
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,700,981,000 or 27.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(i) The coupon rate will be determined upon settlement of the loan after period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,189,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 246
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 15
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 284
Fidelity Securities Lending Cash Central Fund	131
Total	$ 415
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nortek, Inc.	$ 67,297	$ -	$ 41,969	$ -	$ -
Nortek, Inc. warrants 12/7/14	600	-	-	-	-
Total	$ 67,897	$ -	$ 41,969	$ -	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 794,673	$ 747,267	$ -	$ 47,406
Consumer Staples	125,635	122,034	2,127	1,474
Energy	59,856	59,856	-	-
Financials	156,378	77,575	78,803	-
Health Care	240,151	236,718	-	3,433
Industrials	248,103	210,216	-	37,887
Information Technology	325,057	325,057	-	-
Materials	115,386	108,200	-	7,186
Telecommunication Services	19,871	19,871	-	-
Utilities	447	447	-	-
Corporate Bonds	6,891,547	-	6,890,647	900
Bank Loan Obligations	314,521	-	304,137	10,384
Preferred Securities	174,392	-	159,666	14,726
Other	-	-	-	-
Money Market Funds	428,043	428,043	-	-
Total Investments in Securities:	$ 9,894,060	$ 2,335,284	$ 7,435,380	$ 123,396
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Other
Beginning Balance	$ 78,627
Net Realized Gain (Loss) on Investment Securities	(17,021)
Net Unrealized Gain (Loss) on Investment Securities	28,910
Cost of Purchases	9,655
Proceeds of Sales	(2,971)
Amortization/Accretion	8
Transfers into Level 3	26,188
Transfers out of Level 3	-
Ending Balance	$ 123,396
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ 15,437

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $9,170,375,000. Net unrealized appreciation aggregated $723,685,000, of which $1,024,658,000 related to appreciated investment securities and $300,973,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 01/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 96,500	Adjusted book value	Discount rate	20.0%	Decrease
		Discounted cash flow	Discount rate	20.0%	Decrease
			Yield	7.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Expected listing price	Discount rate	10.0%	Decrease
		Market comparable	Discount rate	25.0%	Decrease
			EV/EBITDA multiple	6.5 - 8.5 / 7.1	Increase
			Bid	$115.00	Increase
		Parity	Recovery rate	18.50%	Increase
Corporate Bonds	$ 900	Discounted cash flow	Discount rate	25.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Expected listing price	Discount rate	10.0%	Decrease
Preferred Securities	$ 14,726	Market comparable	Transaction price	$100.50	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

January 31, 2014

1.813069.109

SPH-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp. 5% 11/15/29 (d)	$ 1,126	$ 1,204
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	23,992	18,744
TOTAL CONVERTIBLE BONDS		19,948
Nonconvertible Bonds - 82.6%
Aerospace - 0.3%
Alliant Techsystems, Inc. 6.875% 9/15/20	4,583	4,938
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	6,185	6,657
7.125% 3/15/21	8,305	9,156
		20,751
Air Transportation - 0.3%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (f)	4,777	4,670
Series 2013-1B Class B, 5.625% 1/15/21 (f)	2,038	2,041
U.S. Airways pass-thru certificates Series 2013-1:
Class A, 3.95% 5/15/27	7,290	7,254
Class B, 5.375% 5/15/23	3,015	3,049
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,335
		18,349
Automotive - 2.0%
Affinia Group, Inc. 7.75% 5/1/21	2,065	2,210
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	2,330	2,394
6.25% 3/15/21	4,505	4,787
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(h)	3,395	3,429
Chassix, Inc. 9.25% 8/1/18 (f)	2,435	2,599
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	7,070	7,697
8.25% 6/15/21	9,155	10,265
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,928
6.75% 2/15/21	2,802	3,026
Delphi Corp. 6.125% 5/15/21	5,810	6,406
General Motors Acceptance Corp. 8% 11/1/31	20,485	24,633
General Motors Financial Co., Inc.:
2.75% 5/15/16 (f)	7,050	7,121
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Financial Co., Inc.: - continued
3.25% 5/15/18 (f)	$ 3,810	$ 3,839
4.25% 5/15/23 (f)	1,945	1,862
International Automotive Components Group SA 9.125% 6/1/18 (f)	4,110	4,285
Jaguar Land Rover PLC:
4.125% 12/15/18 (f)	10,730	10,810
5.625% 2/1/23 (f)	2,190	2,234
Pittsburgh Glass Works LLC 8% 11/15/18 (f)	2,790	3,013
Schaeffler Finance BV 4.75% 5/15/21 (f)	9,310	9,263
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(h)	7,080	7,505
Stoneridge, Inc. 9.5% 10/15/17 (f)	1,564	1,693
Tenneco, Inc. 7.75% 8/15/18	2,386	2,553
		124,552
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
3.4389% 2/11/14 (h)	3,105	3,106
5.5% 2/15/17	3,685	3,975
7.5% 9/15/20	22,185	26,067
8% 3/15/20	16,900	20,153
Barclays Bank PLC 7.625% 11/21/22	15,855	16,846
GMAC LLC 8% 12/31/18	5,850	6,859
		77,006
Broadcasting - 0.4%
Clear Channel Communications, Inc.:
4.9% 5/15/15	3,365	3,256
5.5% 12/15/16	6,505	5,855
10.75% 8/1/16	1,718	1,752
11.25% 3/1/21	5,510	5,978
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,680	2,757
Univision Communications, Inc. 6.875% 5/15/19 (f)	2,325	2,494
		22,092
Building Materials - 4.5%
Associated Materials LLC 9.125% 11/1/17	23,549	24,815
Building Materials Corp. of America 6.75% 5/1/21 (f)	3,080	3,307
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	15,625	17,578
CEMEX Finance LLC 9.375% 10/12/22 (f)	16,435	18,366
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
CEMEX S.A.B. de CV:
5.2469% 9/30/15 (f)(h)	$ 33,110	$ 33,938
5.875% 3/25/19 (f)	4,030	4,050
7.25% 1/15/21 (f)	21,865	22,521
9% 1/11/18 (f)	15,220	16,438
CPG Merger Sub LLC 8% 10/1/21 (f)	8,585	9,079
HD Supply, Inc.:
7.5% 7/15/20	14,490	15,468
11.5% 7/15/20	21,000	24,885
Headwaters, Inc.:
7.25% 1/15/19 (f)	3,650	3,741
7.625% 4/1/19	18,934	20,449
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	1,590	1,739
Masco Corp. 5.95% 3/15/22	11,070	11,762
Masonite International Corp. 8.25% 4/15/21 (f)	4,600	5,037
Ply Gem Industries, Inc. 6.5% 2/1/22 (f)	8,035	7,914
U.S. Concrete, Inc. 8.5% 12/1/18 (f)	7,393	7,800
USG Corp.:
5.875% 11/1/21 (f)	3,875	4,078
7.875% 3/30/20 (f)	7,965	9,000
8.375% 10/15/18 (f)	9,560	10,325
		272,290
Cable TV - 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	8,675	8,241
5.25% 3/15/21 (f)	5,560	5,400
5.75% 9/1/23 (f)	4,335	4,216
5.75% 1/15/24	10,130	9,851
6.5% 4/30/21	22,615	23,633
6.625% 1/31/22	11,585	12,106
7% 1/15/19	16,008	16,888
7.375% 6/1/20	6,410	6,971
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	14,235	14,555
DISH DBS Corp.:
5% 3/15/23	6,810	6,384
5.875% 7/15/22	4,085	4,090
6.75% 6/1/21	9,388	10,022
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	$ 9,520	$ 10,662
Lynx I Corp. 5.375% 4/15/21 (f)	4,090	4,100
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	2,010	2,035
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.5% 3/15/19 (f)	1,515	1,653
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	29,492	31,262
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	6,215	6,712
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	3,390	3,627
Virgin Media Finance PLC 4.875% 2/15/22	5,635	5,015
VTR Finance BV 6.875% 1/15/24 (f)	6,835	6,852
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	10,042	10,594
		204,869
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	4,610	4,829
Briggs & Stratton Corp. 6.875% 12/15/20	1,646	1,815
Coleman Cable, Inc. 9% 2/15/18	13,972	14,671
General Cable Corp. 6.5% 10/1/22 (f)	11,870	11,751
Renaissance Acquisition Corp. 6.875% 8/15/21 (f)	2,230	2,236
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	15,445	15,715
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	15,735	16,994
		68,011
Chemicals - 3.6%
Celanese U.S. Holdings LLC 5.875% 6/15/21	3,065	3,264
Chemtura Corp. 5.75% 7/15/21	3,105	3,167
Hexion U.S. Finance Corp. 6.625% 4/15/20	28,905	29,989
Huntsman International LLC 4.875% 11/15/20	4,205	4,163
INEOS Finance PLC:
7.5% 5/1/20 (f)	8,095	8,844
8.375% 2/15/19 (f)	3,410	3,760
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	3,005	3,298
LSB Industries, Inc. 7.75% 8/1/19 (f)	2,250	2,385
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	15,830	16,899
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(h)	6,025	6,251
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	$ 19,990	$ 19,490
Rockwood Specialties Group, Inc. 4.625% 10/15/20	11,770	11,947
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)	64,250	65,682
Tronox Finance LLC 6.375% 8/15/20	39,445	39,938
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	3,125	3,367
		222,444
Consumer Products - 0.5%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (f)(h)	6,760	6,963
Brunswick Corp. 4.625% 5/15/21 (f)	3,705	3,520
Elizabeth Arden, Inc.:
7.375% 3/15/21	1,805	1,922
7.375% 3/15/21 (f)	5,135	5,494
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)	1,635	1,549
Libbey Glass, Inc. 6.875% 5/15/20	3,174	3,424
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	1,910	2,029
6.625% 11/15/22	2,255	2,399
		27,300
Containers - 4.0%
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	20,169	22,035
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (f)	4,320	4,369
6.75% 1/31/21 (f)	24,700	24,885
7% 11/15/20 (f)	2,189	2,216
9.125% 10/15/20 (f)	27,142	29,517
Ball Corp. 4% 11/15/23	8,010	7,309
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (f)	3,865	3,962
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)	7,130	7,434
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	4,435	4,701
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	4,697	5,073
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	$ 5,190	$ 4,918
Graphic Packaging International, Inc.:
4.75% 4/15/21	2,000	1,975
7.875% 10/1/18	3,194	3,434
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,965	14,279
6.875% 2/15/21	15,710	16,869
7.875% 8/15/19	4,920	5,412
8.25% 2/15/21	17,186	18,260
9% 4/15/19	10,614	11,317
9.875% 8/15/19	17,035	18,824
Sealed Air Corp.:
5.25% 4/1/23 (f)	7,240	7,131
6.5% 12/1/20 (f)	7,805	8,410
8.125% 9/15/19 (f)	9,615	10,721
8.375% 9/15/21 (f)	10,680	12,202
		245,253
Diversified Financial Services - 5.5%
Aircastle Ltd.:
4.625% 12/15/18	4,995	5,032
6.25% 12/1/19	7,745	8,336
7.625% 4/15/20	3,920	4,439
9.75% 8/1/18	6,508	7,053
CIT Group, Inc.:
4.25% 8/15/17	5,515	5,722
5% 5/15/17	19,015	20,251
5% 8/15/22	5,515	5,487
5.25% 3/15/18	10,860	11,566
5.375% 5/15/20	11,850	12,546
5.5% 2/15/19 (f)	6,890	7,338
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (f)	6,760	6,752
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (f)	3,605	3,610
4.875% 3/15/19 (f)	16,315	16,254
6% 8/1/20 (f)	11,915	12,347
International Lease Finance Corp.:
4.625% 4/15/21	5,980	5,726
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.875% 8/15/22	$ 3,420	$ 3,458
6.25% 5/15/19	11,635	12,624
7.125% 9/1/18 (f)	19,940	23,081
8.25% 12/15/20	3,000	3,534
8.625% 9/15/15	25,089	27,723
8.625% 1/15/22	7,715	9,162
8.75% 3/15/17	30,306	35,306
8.875% 9/1/17	12,220	14,495
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	2,415	2,530
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (f)	15,135	15,854
SLM Corp.:
4.875% 6/17/19	17,170	16,997
5.5% 1/25/23	4,295	4,035
6% 1/25/17	5,455	5,912
7.25% 1/25/22	2,400	2,544
8% 3/25/20	15,072	16,824
8.45% 6/15/18	9,045	10,481
		337,019
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	6,620	6,769
6.5% 11/15/22	18,900	19,420
7.625% 3/15/20	7,960	8,358
7.625% 3/15/20	13,690	14,443
Darling Escrow Corp. 5.375% 1/15/22 (f)	6,345	6,393
Lamar Media Corp. 5.375% 1/15/24 (f)	3,310	3,351
MDC Partners, Inc. 6.75% 4/1/20 (f)	1,360	1,435
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	4,470	4,414
7.75% 10/15/18	1,360	1,462
WMG Acquisition Corp. 6% 1/15/21 (f)	2,312	2,393
		68,438
Electric Utilities - 3.5%
Atlantic Power Corp. 9% 11/15/18	5,905	6,304
Calpine Corp.:
6% 1/15/22 (f)	5,925	6,132
7.5% 2/15/21 (f)	22,332	24,398
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18	$ 13,615	$ 14,636
9.875% 10/15/20	14,613	15,417
InterGen NV 7% 6/30/23 (f)	29,185	30,061
Mirant Americas Generation LLC:
8.5% 10/1/21	25,173	25,047
9.125% 5/1/31	11,394	10,881
NRG Energy, Inc.:
7.625% 5/15/19	2,975	3,131
7.875% 5/15/21	3,335	3,643
NSG Holdings II, LLC 7.75% 12/15/25 (f)	8,555	9,047
Puget Energy, Inc.:
5.625% 7/15/22	4,655	5,208
6% 9/1/21	6,915	7,955
RRI Energy, Inc. 7.875% 6/15/17	16,994	17,759
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,490	1,583
The AES Corp.:
4.875% 5/15/23	10,210	9,559
7.375% 7/1/21	18,415	20,395
8% 10/15/17	1,046	1,219
		212,375
Energy - 8.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	4,860	4,763
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,676
7% 5/20/22	7,205	7,835
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	4,955	5,289
6.5% 5/20/21	2,350	2,509
Antero Resources Finance Corp.:
5.375% 11/1/21 (f)	7,795	7,853
7.25% 8/1/19	6,520	6,993
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	11,760	10,849
5.875% 8/1/23	2,615	2,504
6.625% 10/1/20	3,440	3,603
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	3,165	3,505
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.:
3.25% 3/15/16	$ 11,085	$ 11,182
5.375% 6/15/21	11,565	12,028
5.75% 3/15/23	4,075	4,243
6.125% 2/15/21	5,895	6,352
6.625% 8/15/20	8,220	9,165
6.875% 11/15/20	4,305	4,811
9.5% 2/15/15	10,048	10,827
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,060	6,454
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	3,380	3,549
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)	6,730	6,966
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	11,370	11,683
6.125% 3/1/22 (f)	4,745	4,840
7.75% 4/1/19	13,355	14,507
Denbury Resources, Inc. 8.25% 2/15/20	2,944	3,224
Edgen Murray Corp. 8.75% 11/1/20 (f)	7,572	8,727
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)	5,925	6,103
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	4,400	4,862
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	6,885	7,410
9.375% 5/1/20	9,835	11,310
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	10,432	10,901
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	9,928	10,226
6.75% 1/15/22 (f)	3,425	3,528
Forest Oil Corp. 7.25% 6/15/19	3,542	3,400
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)	3,460	3,616
Gulfmark Offshore, Inc. 6.375% 3/15/22	6,160	6,206
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	5,715	5,901
Kinder Morgan Holding Co. LLC 5% 2/15/21 (f)	5,295	5,252
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)	27,760	28,176
6.5% 5/15/19	11,300	11,611
8.625% 4/15/20	7,035	7,598
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	$ 3,721	$ 3,991
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,245	2,380
Offshore Group Investment Ltd.:
7.125% 4/1/23	12,215	12,215
7.5% 11/1/19	22,885	24,601
Oil States International, Inc. 6.5% 6/1/19	4,660	4,928
Pacific Drilling SA 5.375% 6/1/20 (f)	3,700	3,691
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (f)	3,600	3,600
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	13,665	13,870
Plains Exploration & Production Co.:
6.125% 6/15/19	3,000	3,285
6.5% 11/15/20	3,705	4,062
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	5,535	5,044
5.5% 4/15/23	3,870	3,773
Rosetta Resources, Inc. 5.625% 5/1/21	5,965	5,950
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (f)	2,565	2,559
6.25% 3/15/22 (f)	16,835	16,835
Samson Investment Co. 10.5% 2/15/20 (d)(f)	25,385	27,924
SemGroup Corp. 7.5% 6/15/21 (f)	6,010	6,401
SESI LLC 6.375% 5/1/19	5,270	5,599
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,422
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	10,477	11,446
7.5% 10/1/18	4,218	4,503
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (f)	7,020	6,344
5.25% 5/1/23	4,570	4,421
6.375% 8/1/22	2,365	2,495
6.875% 2/1/21	5,584	5,961
7.875% 10/15/18	9,169	9,857
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20 (f)	6,765	6,934
6.125% 10/15/21	6,660	6,843
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Tullow Oil PLC 6% 11/1/20 (f)	$ 6,030	$ 6,166
WPX Energy, Inc. 5.25% 1/15/17	3,420	3,668
		526,805
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)	1,445	1,452
5.625% 2/15/24 (f)	1,560	1,572
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18 (f)	2,550	2,614
		5,638
Environmental - 1.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20	7,940	8,536
Clean Harbors, Inc.:
5.125% 6/1/21	4,035	4,035
5.25% 8/1/20	5,120	5,222
Covanta Holding Corp.:
6.375% 10/1/22	6,490	6,701
7.25% 12/1/20	4,832	5,255
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	2,050	2,112
Tervita Corp.:
8% 11/15/18 (f)	23,550	24,139
9.75% 11/1/19 (f)	13,425	13,459
10.875% 2/15/18 (f)	5,230	5,462
		74,921
Food & Drug Retail - 1.8%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (f)(h)	6,465	6,740
JBS Investments GmbH 7.75% 10/28/20 (f)	18,815	19,521
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)	3,085	3,147
Rite Aid Corp.:
6.75% 6/15/21	43,080	45,449
7.7% 2/15/27	3,030	3,136
9.25% 3/15/20	13,430	15,327
Sun Merger Sub, Inc. 5.25% 8/1/18 (f)	3,450	3,592
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (f)	2,940	3,050
Tops Markets LLC 8.875% 12/15/17 (f)	7,045	7,697
		107,659
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 2.9%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	$ 21,048	$ 22,942
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	16,793	17,633
Constellation Brands, Inc. 3.75% 5/1/21	1,910	1,826
Dean Foods Co. 7% 6/1/16	3,541	3,913
DS Waters of America, Inc. 10% 9/1/21 (f)	4,660	5,079
ESAL GmbH 6.25% 2/5/23 (f)	18,010	16,389
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	6,260	6,604
H.J. Heinz Co. 6.375% 7/15/28	1,205	1,241
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	6,895	7,102
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)	7,335	7,170
JBS Finance II Ltd. 8.25% 1/29/18 (f)	7,325	7,728
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)	5,070	5,273
7.25% 6/1/21 (f)	14,355	14,893
8.25% 2/1/20 (f)	24,125	26,145
Post Holdings, Inc.:
6.75% 12/1/21 (f)	6,380	6,683
7.375% 2/15/22	607	646
7.375% 2/15/22 (f)	16,568	17,624
Smithfield Foods, Inc. 6.625% 8/15/22	6,075	6,394
		175,285
Gaming - 2.2%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,662
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	23,945	22,628
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	10,735	10,386
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	11,070	11,208
Graton Economic Development Authority 9.625% 9/1/19 (f)	3,705	4,261
MCE Finance Ltd. 5% 2/15/21 (f)	3,630	3,503
MGM Mirage, Inc.:
7.625% 1/15/17	8,982	10,195
7.75% 3/15/22	2,230	2,509
8.625% 2/1/19	15,190	17,886
PNK Finance Corp. 6.375% 8/1/21 (f)	12,145	12,449
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	$ 3,705	$ 3,649
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	25,155	25,595
		133,931
Healthcare - 8.6%
Alere, Inc.:
6.5% 6/15/20	15,875	16,312
7.25% 7/1/18	6,835	7,484
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	2,170	2,224
Community Health Systems, Inc.:
5.125% 8/15/18	5,335	5,635
7.125% 7/15/20	8,705	9,271
8% 11/15/19	50,985	55,956
Emergency Medical Services Corp. 8.125% 6/1/19	6,385	6,864
Endo Health Solutions, Inc. 7% 12/15/20	2,727	2,911
Forest Laboratories, Inc.:
4.375% 2/1/19 (f)	17,120	17,184
4.875% 2/15/21 (f)	5,135	5,116
5% 12/15/21 (f)	8,470	8,428
FWCT-2 Escrow Corp.:
5.125% 8/1/21 (f)	14,690	14,782
6.875% 2/1/22 (f)	47,835	49,031
HCA Holdings, Inc.:
5.875% 3/15/22	9,465	9,962
5.875% 5/1/23	14,595	14,869
6.25% 2/15/21	7,735	8,238
6.5% 2/15/20	16,520	18,213
7.25% 9/15/20	2,436	2,646
7.5% 11/6/33	2,576	2,589
7.75% 5/15/21	8,000	8,780
7.875% 2/15/20	10,856	11,589
8% 10/1/18	3,000	3,555
Healthcare Technology Intermediate, Inc. 7.375% 9/1/18 pay-in-kind (f)	6,925	7,159
IMS Health, Inc. 6% 11/1/20 (f)	2,790	2,957
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)	5,010	5,286
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	1,855	2,082
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	$ 16,240	$ 16,524
6.75% 10/15/22	11,538	12,461
7.5% 2/15/20	6,951	7,490
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20	2,415	2,548
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	9,795	9,550
5.5% 2/1/21	6,710	6,811
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)	1,915	1,996
Service Corp. International 4.5% 11/15/20	3,835	3,720
Stewart Enterprises, Inc. 6.5% 4/15/19	3,460	3,642
Tenet Healthcare Corp.:
4.375% 10/1/21	23,865	22,881
4.5% 4/1/21	780	756
4.75% 6/1/20	5,245	5,232
6% 10/1/20 (f)	6,075	6,394
6.25% 11/1/18	6,620	7,315
6.75% 2/1/20	7,320	7,649
8.125% 4/1/22	18,995	20,728
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)	4,310	4,466
6.75% 8/15/21 (f)	16,343	17,446
6.875% 12/1/18 (f)	23,609	25,203
7% 10/1/20 (f)	2,900	3,125
7.25% 7/15/22 (f)	8,905	9,706
VPI Escrow Corp. 6.375% 10/15/20 (f)	26,210	27,979
		522,745
Homebuilders/Real Estate - 1.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	4,075	4,095
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	13,555	14,199
CBRE Group, Inc. 6.625% 10/15/20	4,248	4,551
iStar Financial, Inc.:
3.875% 7/1/16	2,455	2,516
4.875% 7/1/18	3,705	3,724
KB Home:
7.25% 6/15/18	1,690	1,880
8% 3/15/20	2,275	2,531
M.D.C. Holdings, Inc. 5.5% 1/15/24	7,970	8,040
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Realogy Corp.:
7.625% 1/15/20 (f)	$ 4,665	$ 5,213
7.875% 2/15/19 (f)	2,468	2,690
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	7,385	7,440
Standard Pacific Corp.:
8.375% 5/15/18	11,118	13,036
8.375% 1/15/21	6,321	7,403
William Lyon Homes, Inc.:
8.5% 11/15/20	4,010	4,331
8.5% 11/15/20 (f)	3,080	3,326
		84,975
Hotels - 0.5%
FelCor Lodging LP:
5.625% 3/1/23	3,380	3,304
6.75% 6/1/19	15,195	16,335
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	13,135	13,595
		33,234
Insurance - 0.4%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	24,705	25,693
Leisure - 0.4%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	11,047	11,019
Dave & Buster's Parent, Inc. 0% 2/15/16 (f)	12,449	10,333
		21,352
Metals/Mining - 1.8%
Alpha Natural Resources, Inc.:
6% 6/1/19	8,930	7,390
6.25% 6/1/21	8,135	6,650
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	3,945	4,182
Boart Longyear Management Pty Ltd. 10% 10/1/18 (f)	5,060	5,275
CONSOL Energy, Inc.:
8% 4/1/17	18,052	18,909
8.25% 4/1/20	12,543	13,593
Eldorado Gold Corp. 6.125% 12/15/20 (f)	3,800	3,629
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	4,005	4,235
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
7% 11/1/15 (f)	$ 8,030	$ 8,354
8.25% 11/1/19 (f)	7,600	8,370
Peabody Energy Corp. 6% 11/15/18	8,990	9,574
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	3,355	3,766
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	4,905	5,028
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	1,330	1,410
SunCoke Energy, Inc. 7.625% 8/1/19	4,150	4,472
Walter Energy, Inc. 8.5% 4/15/21	4,295	3,178
		108,015
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	30,721	0
P.H. Glatfelter Co. 5.375% 10/15/20	2,780	2,843
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	1,800	1,809
Xerium Technologies, Inc. 8.875% 6/15/18	19,280	20,437
		25,089
Publishing/Printing - 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)	1,445	1,571
Railroad - 0.1%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	7,010	7,536
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	10,340	11,309
Landry's Acquisition Co. 9.375% 5/1/20 (f)	5,785	6,291
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	5,630	5,968
Roadhouse Financing, Inc. 10.75% 10/15/17	2,123	1,417
		24,985
Services - 2.3%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)	3,260	3,537
APX Group, Inc.:
6.375% 12/1/19	25,160	25,286
8.75% 12/1/20	4,390	4,467
8.75% 12/1/20 (f)	1,920	1,949
ARAMARK Corp. 5.75% 3/15/20 (f)	7,145	7,413
Audatex North America, Inc.:
6% 6/15/21 (f)	4,455	4,644
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Audatex North America, Inc.: - continued
6.125% 11/1/23 (f)	$ 1,850	$ 1,915
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (f)	2,505	2,590
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)	11,815	11,992
Corrections Corp. of America 4.125% 4/1/20	8,240	7,972
Garda World Security Corp. 7.25% 11/15/21 (f)	4,400	4,516
Hertz Corp.:
5.875% 10/15/20	5,815	6,019
6.25% 10/15/22	5,295	5,454
Laureate Education, Inc. 9.25% 9/1/19 (f)	36,269	38,989
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	4,800	5,040
The Geo Group, Inc.:
5.125% 4/1/23	2,450	2,266
6.625% 2/15/21	1,988	2,102
TMS International Corp. 7.625% 10/15/21 (f)	1,340	1,424
United Rentals North America, Inc. 5.75% 7/15/18	2,505	2,677
		140,252
Shipping - 1.0%
Aguila 3 SA 7.875% 1/31/18 (f)	3,435	3,645
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	13,700	14,385
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	5,535	5,646
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	13,460	13,561
8.125% 2/15/19	14,571	14,862
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	3,400	3,642
Teekay Corp. 8.5% 1/15/20	5,438	6,016
		61,757
Steel - 0.8%
Commercial Metals Co. 4.875% 5/15/23	10,100	9,494
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	32,985	34,139
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	3,620	3,955
		47,588
Super Retail - 2.0%
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(h)	10,830	11,074
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	$ 3,935	$ 3,699
7.75% 6/1/20 (f)	10,738	9,181
8.875% 3/15/19	1,119	1,085
9% 3/15/19 (f)	35,000	36,663
Limited Brands, Inc.:
6.625% 4/1/21	3,780	4,125
7% 5/1/20	4,578	5,150
Sally Holdings LLC 6.875% 11/15/19	3,800	4,180
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	37,328	40,408
The Bon-Ton Department Stores, Inc. 8% 6/15/21	6,745	6,534
		122,099
Technology - 4.3%
ADT Corp. 6.25% 10/15/21 (f)	6,025	6,230
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(h)	8,155	8,502
Avaya, Inc.:
7% 4/1/19 (f)	14,898	14,712
9% 4/1/19 (f)	7,070	7,335
10.5% 3/1/21 (f)	40,878	37,812
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	22,885	23,629
BMC Software, Inc. 7.25% 6/1/18	4,655	4,725
CDW LLC/CDW Finance Corp.:
8% 12/15/18	3,628	3,936
8.5% 4/1/19	14,555	15,974
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	7,655	7,617
First Data Corp.:
6.75% 11/1/20 (f)	8,090	8,515
7.375% 6/15/19 (f)	13,895	14,833
8.25% 1/15/21 (f)	4,566	4,840
8.75% 1/15/22 pay-in-kind (f)(h)	8,697	9,262
10.625% 6/15/21 (f)	3,695	4,028
11.75% 8/15/21 (f)	3,380	3,473
12.625% 1/15/21	5,112	5,955
Infor U.S., Inc. 9.375% 4/1/19	3,310	3,724
Nuance Communications, Inc. 5.375% 8/15/20 (f)	12,025	11,754
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	7,285	7,285
5.75% 3/15/23 (f)	1,460	1,460
Sanmina-SCI Corp. 7% 5/15/19 (f)	12,925	13,733
Serena Software, Inc. 10.375% 3/15/16	1,769	1,760
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc. 6.625% 11/1/19	$ 7,490	$ 7,846
VeriSign, Inc. 4.625% 5/1/23	5,710	5,467
Viasystems, Inc. 7.875% 5/1/19 (f)	7,145	7,645
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	17,560	19,579
		261,631
Telecommunications - 9.3%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)	4,435	4,424
6.75% 11/15/20 (f)	9,835	10,081
Altice Financing SA:
6.5% 1/15/22 (f)	23,800	24,157
7.875% 12/15/19 (f)	4,180	4,535
Altice Finco SA:
8.125% 1/15/24 (f)	12,835	13,423
9.875% 12/15/20 (f)	11,745	13,154
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	9,280
Cricket Communications, Inc. 7.75% 10/15/20	5,520	6,265
Crown Castle International Corp. 5.25% 1/15/23	7,485	7,420
Digicel Group Ltd. 6% 4/15/21 (f)	26,645	25,712
Dycom Investments, Inc. 7.125% 1/15/21	3,400	3,664
Frontier Communications Corp. 8.5% 4/15/20	5,962	6,677
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)	22,460	21,449
6.625% 12/15/22 (f)	25,000	25,813
7.25% 4/1/19	9,710	10,438
7.5% 4/1/21	17,525	19,299
Intelsat Luxembourg SA:
6.75% 6/1/18 (f)	5,545	5,892
7.75% 6/1/21 (f)	52,785	56,612
Level 3 Communications, Inc. 8.875% 6/1/19	3,955	4,331
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)	7,470	7,638
7% 6/1/20	2,515	2,672
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)	10,715	11,130
6.625% 11/15/20	8,330	8,809
6.625% 4/1/23 (f)	7,135	7,403
Millicom International Cellular SA 4.75% 5/22/20 (f)	3,745	3,520
NII Capital Corp. 7.625% 4/1/21	1,625	687
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Pacnet Ltd. 9% 12/12/18 (f)	$ 435	$ 446
SBA Communications Corp. 5.625% 10/1/19	3,740	3,852
Sprint Capital Corp. 6.9% 5/1/19	36,939	39,894
Sprint Communications, Inc.:
6% 11/15/22	29,940	29,416
8.375% 8/15/17	3,914	4,521
9% 11/15/18 (f)	3,320	4,009
Sprint Corp.:
7.125% 6/15/24 (f)	10,140	10,191
7.25% 9/15/21 (f)	16,075	17,321
7.875% 9/15/23 (f)	9,950	10,622
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (f)	5,020	5,283
6.125% 1/15/22	4,775	4,882
6.464% 4/28/19	16,810	17,693
6.542% 4/28/20	8,405	8,899
6.633% 4/28/21	7,075	7,446
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	13,610	14,120
ViaSat, Inc. 6.875% 6/15/20	5,360	5,628
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	7,159	7,499
11.75% 7/15/17 (f)	18,201	19,202
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)	41,360	42,807
		568,216
Textiles & Apparel - 0.4%
DPL, Inc. 7.75% 10/15/20 (f)	6,850	6,627
Hanesbrands, Inc. 6.375% 12/15/20	17,943	19,558
		26,185
TOTAL NONCONVERTIBLE BONDS		5,027,911
TOTAL CORPORATE BONDS (Cost $4,837,111)		5,047,859
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc.	58,981	2,746
Common Stocks - continued
	Shares	Value (000s)
Building Materials - 0.2%
Nortek, Inc. (a)	121,225	$ 9,117
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	24
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(k)	54,645	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,571
Class B (a)	5,854	524
		2,095
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(e)	609,310	2,437
TOTAL COMMON STOCKS (Cost $36,689)		16,419
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.7%
Bank of America Corp. Series L, 7.25%	19,158	21,430
Huntington Bancshares, Inc. 8.50%	17,162	21,727
Wells Fargo & Co. 7.50%	1,813	2,099
		45,256
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	10,600	12,024
TOTAL CONVERTIBLE PREFERRED STOCKS		57,280
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	28,659	27,728
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	915,482	25,066
TOTAL NONCONVERTIBLE PREFERRED STOCKS		52,794
TOTAL PREFERRED STOCKS (Cost $91,522)		110,074
Bank Loan Obligations - 9.2%
	Principal Amount (000s)	Value (000s)
Automotive - 0.3%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (h)	$ 776	$ 780
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (h)	3,790	3,790
Federal-Mogul Corp.:
Tranche B, term loan 2.1075% 12/27/14 (h)	9,218	9,149
Tranche C, term loan 2.1075% 12/27/15 (h)	5,425	5,384
		19,103
Broadcasting - 0.1%
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (h)	5,315	5,388
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	3,905	3,934
		9,322
Cable TV - 0.6%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	20,910	20,937
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	5,139	5,113
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (h)	8,710	8,800
		34,850
Capital Goods - 0.6%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (h)	19,885	19,835
Rexnord LLC Tranche B, term loan 4% 8/21/20 (h)	12,201	12,247
SRAM LLC. Tranche B, term loan 4.0182% 4/4/20 (h)	5,023	5,035
		37,117
Chemicals - 0.2%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (h)	4,791	4,827
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (h)	3,652	3,661
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (h)	1,274	1,280
		9,768
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.1%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)	$ 1,257	$ 1,260
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (h)	5,911	5,926
		7,186
Containers - 0.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 12/17/19 (i)	665	670
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (h)	6,240	6,240
		6,910
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/17	9,951	10,150
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (h)	4,304	4,310
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	16,189	16,128
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	2,184	2,187
Southwire LLC, Tranche B, term loan 1/31/21 (i)	5,220	5,227
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (h)	3,244	3,252
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (h)	5,559	5,531
		32,325
Energy - 0.7%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)	6,025	6,161
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (h)	13,570	13,570
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (h)	13,580	13,953
Tranche B 1LN, term loan 3.875% 9/30/18 (h)	1,496	1,506
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (h)	4,080	4,131
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	1,318	1,330
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (h)	1,450	1,459
Sheridan Investment Partners I term loan 4.25% 12/16/20 (h)	2,099	2,115
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (h)	$ 292	$ 294
Tranche M, term loan 4.25% 12/16/20 (h)	109	110
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (h)	1,005	1,015
		45,644
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (h)	4,804	4,816
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 1/31/21 (h)(i)	995	997
		5,813
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (h)	2,544	2,567
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (h)	835	839
		3,406
Food & Drug Retail - 0.2%
BRE Select Hotels Corp. REL 7.117% 5/9/18 (h)	8,685	8,685
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (h)	1,067	1,074
		9,759
Food/Beverage/Tobacco - 0.2%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21 (i)	1,835	1,858
Tranche B 1LN, term loan 11/26/20 (i)	3,660	3,669
DS Waters of America, Inc. Tranche B 1LN, term loan 5.25% 8/30/20 (h)	5,162	5,252
		10,779
Gaming - 0.3%
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (j)	591	601
5.5% 11/21/19 (h)	1,379	1,403
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (h)	8,525	8,546
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)	3,480	3,484
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (h)	$ 1,428	$ 1,428
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (h)	1,820	1,823
		17,285
Healthcare - 0.6%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (h)	6,752	6,819
Tranche E, term loan 3.4869% 1/25/17 (h)	922	926
Genesis HealthCare Corp. Tranche B, term loan 10.0013% 12/4/17 (h)	3,601	3,691
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9966% 5/1/18 (h)	8,085	8,075
Tranche B 5LN, term loan 2.9095% 3/31/17 (h)	9,122	9,111
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (h)	6,570	6,603
		35,225
Homebuilders/Real Estate - 0.3%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	1,258	1,255
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (h)	16,018	16,098
		17,353
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (h)	14,432	14,522
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (h)	758	767
		15,289
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (h)	3,897	3,800
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (h)	9,795	9,893
		13,693
Services - 0.5%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (h)	8,464	8,496
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (h)	785	790
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Garda World Security Corp.:
term loan 4% 11/8/20 (h)	$ 2,018	$ 2,028
Tranche DD, term loan 4% 11/8/20 (h)	516	519
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	5,898	5,861
ServiceMaster Co. term loan 4.25% 1/31/17 (h)	12,561	12,546
		30,240
Super Retail - 0.9%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (h)	770	793
Tranche B 1LN, term loan 4.5% 9/26/19 (h)	2,410	2,434
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (h)	6,485	6,542
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	10,362	10,038
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 5% 10/25/20 (h)	21,805	22,105
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (h)	10,953	11,049
		52,961
Technology - 2.0%
Avaya, Inc. Tranche B 3LN, term loan 4.7359% 10/26/17 (h)	14,604	14,276
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (h)	16,050	16,030
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (h)	30,535	30,535
First Data Corp. term loan 4.158% 3/24/18 (h)	32,750	32,709
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (h)	15,247	15,247
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)	3,435	3,444
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (h)	570	593
Tranche B 1LN, term loan 4.5% 10/30/19 (h)	264	266
NXP BV Tranche D, term loan 3.25% 1/11/20 (h)	3,392	3,392
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9183% 2/28/17 (h)	3,151	3,159
Tranche E, term loan 4% 3/8/20 (h)	2,265	2,265
		121,916
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 0.2%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (h)	$ 825	$ 838
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (h)	4,020	4,020
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)	5,050	5,094
		9,952
TOTAL BANK LOAN OBLIGATIONS (Cost $551,395)		560,356
Preferred Securities - 0.6%

Banks & Thrifts - 0.6%
Barclays PLC 8.25% (g)(h)	5,690	5,970
Credit Agricole SA 7.875% (f)(g)(h)	9,400	9,560
Credit Suisse Group 7.5% (f)(g)(h)	8,415	9,031
JPMorgan Chase & Co. 6.75% (g)(h)	10,255	10,477
TOTAL PREFERRED SECURITIES (Cost $33,890)		35,038
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $266,962)	266,961,521	266,962
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations) # (Cost $5,930)	$ 5,930	5,930
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $5,823,499)		6,042,638
NET OTHER ASSETS (LIABILITIES) - 0.9%		56,919
NET ASSETS - 100%		$ 6,099,557
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,540,446,000 or 41.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) The coupon rate will be determined upon settlement of the loan after period end.

(j) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $591,000 and $601,000, respectively. The coupon rate will be determined at time of settlement.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,930,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 3,094
Barclays Capital, Inc.	1,646
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,190
$ 5,930
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 225
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 8,226	$ -	$ -	$ -	$ 2,437
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ -	$ -	$ -	$ -
Energy	12,024	-	12,024	-
Financials	100,796	73,068	27,728	-
Industrials	11,212	9,117	-	2,095
Materials	24	24	-	-
Telecommunication Services	2,437	2,437	-	-
Corporate Bonds	5,047,859	-	5,047,859	-
Bank Loan Obligations	560,356	-	541,521	18,835
Preferred Securities	35,038	-	35,038	-
Money Market Funds	266,962	266,962	-	-
Cash Equivalents	5,930	-	5,930	-
Total Investments in Securities:	$ 6,042,638	$ 351,608	$ 5,670,100	$ 20,930
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $5,810,784,000. Net unrealized appreciation aggregated $231,854,000, of which $290,865,000 related to appreciated investment securities and $59,011,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

January 31, 2014

1.813015.109

FFH-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.6%
	Principal Amount	Value
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21	$ 540,000	$ 579,150
Triumph Group, Inc. 4.875% 4/1/21	1,330,000	1,293,425
		1,872,575
Air Transportation - 2.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	119,760	135,329
5.5% 4/29/22	2,035,000	2,075,700
6.25% 10/11/21	2,249,897	2,373,641
9.25% 5/10/17	707,161	792,021
Delta Air Lines, Inc. pass-thru trust certificates Series 2012-1B Class B, 6.875% 5/7/19 (c)	2,609,098	2,817,826
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (c)	1,115,000	1,193,050
6.75% 5/23/17	1,115,000	1,193,050
8.021% 8/10/22	1,222,305	1,365,925
8.954% 8/10/14	1,821,689	1,849,015
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	718,740	776,240
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	113,856	121,256
9.75% 1/15/17	1,159,882	1,333,864
12% 1/15/16 (c)	145,854	165,180
		16,192,097
Automotive - 3.2%
Dana Holding Corp.:
5.375% 9/15/21	605,000	608,025
6% 9/15/23	2,525,000	2,531,313
6.5% 2/15/19	6,130,000	6,528,450
6.75% 2/15/21	2,145,000	2,316,600
General Motors Co.:
3.5% 10/2/18 (c)	1,815,000	1,853,569
6.25% 10/2/43 (c)	4,140,000	4,378,050
General Motors Financial Co., Inc.:
3.25% 5/15/18 (c)	2,040,000	2,055,300
4.75% 8/15/17 (c)	2,345,000	2,476,906
Jaguar Land Rover PLC 4.125% 12/15/18 (c)	1,335,000	1,345,013
		24,093,226
Banks & Thrifts - 2.3%
Ally Financial, Inc. 3.5% 1/27/19	6,055,000	5,979,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks & Thrifts - continued
Barclays Bank PLC 7.625% 11/21/22	$ 10,410,000	$ 11,060,625
Royal Bank of Scotland Group PLC 6% 12/19/23	185,000	186,399
		17,226,337
Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22	2,245,000	2,188,875
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,940,000	3,024,525
		5,213,400
Building Materials - 2.7%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	5,080,000	5,454,650
6.875% 8/15/18 (c)	7,735,000	8,160,425
Masco Corp. 5.95% 3/15/22	3,475,000	3,692,188
USG Corp. 7.875% 3/30/20 (c)	2,690,000	3,039,700
		20,346,963
Cable TV - 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,160,000	2,257,200
7% 1/15/19	9,420,000	9,938,100
Cogeco Cable, Inc. 4.875% 5/1/20 (c)	3,865,000	3,787,700
DISH DBS Corp. 4.25% 4/1/18	2,120,000	2,162,400
Lynx I Corp. 5.375% 4/15/21 (c)	3,860,000	3,869,650
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	2,480,000	2,480,000
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	2,745,000	2,964,600
		27,459,650
Capital Goods - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	840,000	879,900
Chemicals - 1.8%
Ashland, Inc. 3.875% 4/15/18	1,750,000	1,778,438
LSB Industries, Inc. 7.75% 8/1/19 (c)	680,000	720,800
NOVA Chemicals Corp. 5.25% 8/1/23 (c)	3,200,000	3,280,000
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	3,310,000	3,409,300
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,855,000	1,882,825
Tronox Finance LLC 6.375% 8/15/20	2,170,000	2,197,125
		13,268,488
Consumer Products - 0.4%
First Quality Finance Co., Inc. 4.625% 5/15/21 (c)	2,965,000	2,809,338
Containers - 3.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,572,000	5,962,040
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (c)	$ 245,000	$ 261,844
Ball Corp. 4% 11/15/23	6,825,000	6,227,813
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	10,420,000	9,872,950
		22,324,647
Diversified Financial Services - 9.5%
Aircastle Ltd.:
4.625% 12/15/18	2,825,000	2,846,188
6.25% 12/1/19	1,145,000	1,232,306
6.75% 4/15/17	1,390,000	1,555,063
9.75% 8/1/18	3,290,000	3,565,538
CIT Group, Inc.:
5% 8/15/22	3,595,000	3,577,025
5.25% 3/15/18	3,460,000	3,684,900
5.375% 5/15/20	2,780,000	2,943,325
5.5% 2/15/19 (c)	2,380,000	2,534,700
FLY Leasing Ltd. 6.75% 12/15/20	2,015,000	2,040,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (c)	865,000	866,081
4.875% 3/15/19 (c)	3,680,000	3,666,200
5.875% 2/1/22 (c)	3,475,000	3,444,594
6% 8/1/20 (c)	6,030,000	6,248,588
ILFC E-Capital Trust I 5.46% 12/21/65 (c)(e)	1,880,000	1,717,850
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	1,760,000	1,654,400
International Lease Finance Corp.:
3.875% 4/15/18	1,170,000	1,173,101
5.875% 4/1/19	1,015,000	1,091,125
5.875% 8/15/22	2,270,000	2,295,538
6.25% 5/15/19	3,945,000	4,280,325
8.75% 3/15/17	4,490,000	5,230,850
SLM Corp.:
4.875% 6/17/19	1,880,000	1,861,014
5.5% 1/15/19	5,845,000	5,976,513
5.5% 1/25/23	2,370,000	2,226,387
8% 3/25/20	895,000	999,044
8.45% 6/15/18	3,080,000	3,568,950
		70,279,793
Diversified Media - 0.7%
Darling Escrow Corp. 5.375% 1/15/22 (c)	490,000	493,675
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - continued
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (c)	$ 1,990,000	$ 2,044,725
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	2,710,000	2,676,125
		5,214,525
Electric Utilities - 6.3%
Atlantic Power Corp. 9% 11/15/18	3,320,000	3,544,100
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	3,640,000	3,913,000
Mirant Americas Generation LLC 9.125% 5/1/31	4,670,000	4,459,850
NRG Energy, Inc.:
6.25% 7/15/22 (c)	1,845,000	1,854,225
7.625% 1/15/18	2,210,000	2,486,250
NSG Holdings II, LLC 7.75% 12/15/25 (c)	11,707,000	12,380,153
Puget Energy, Inc. 6.5% 12/15/20	7,035,000	8,312,127
The AES Corp.:
4.875% 5/15/23	1,020,000	954,975
7.375% 7/1/21	8,155,000	9,031,663
		46,936,343
Energy - 14.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,355,000	1,327,900
Antero Resources Finance Corp. 5.375% 11/1/21 (c)	2,940,000	2,962,050
Chesapeake Energy Corp.:
6.125% 2/15/21	7,405,000	7,978,888
6.875% 11/15/20	6,400,000	7,152,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,985,000	2,104,100
6.125% 7/15/22	5,265,000	5,607,225
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	1,110,000	1,165,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (c)	605,000	617,100
Denbury Resources, Inc.:
4.625% 7/15/23	4,255,000	3,925,238
6.375% 8/15/21	7,330,000	7,788,125
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	4,000,000	4,305,000
Exterran Holdings, Inc. 7.25% 12/1/18	15,845,000	16,736,254
Gibson Energy, Inc. 6.75% 7/15/21 (c)	2,030,000	2,146,725
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,445,000	1,405,263
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hornbeck Offshore Services, Inc.: - continued
5.875% 4/1/20	$ 715,000	$ 738,238
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (c)	1,295,000	1,284,378
5.625% 11/15/23 (c)	1,870,000	1,841,503
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,530,000	2,681,800
Oil States International, Inc. 6.5% 6/1/19	5,230,000	5,530,725
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	4,915,000	5,234,475
Precision Drilling Corp. 6.625% 11/15/20	6,630,000	7,044,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (c)	1,400,000	1,265,250
5.25% 5/1/23	1,120,000	1,083,600
6.375% 8/1/22	2,832,000	2,987,760
6.875% 2/1/21	3,270,000	3,490,725
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	475,000	488,063
Western Refining, Inc. 6.25% 4/1/21	2,290,000	2,330,075
Whiting Petroleum Corp.:
5% 3/15/19	2,565,000	2,635,538
5.75% 3/15/21	2,615,000	2,745,750
		106,603,623
Entertainment/Film - 0.3%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (c)	895,000	917,375
5.375% 11/1/23 (c)	675,000	668,250
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (c)	595,000	617,313
		2,202,938
Environmental - 3.3%
Clean Harbors, Inc.:
5.125% 6/1/21	4,530,000	4,530,000
5.25% 8/1/20	4,985,000	5,084,700
Covanta Holding Corp.:
6.375% 10/1/22	2,335,000	2,410,888
7.25% 12/1/20	11,370,000	12,364,875
		24,390,463
Food & Drug Retail - 0.4%
JBS Investments GmbH 7.75% 10/28/20 (c)	3,020,000	3,133,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 2.6%
Barry Callebaut Services NV 5.5% 6/15/23 (c)	$ 2,390,000	$ 2,431,419
ESAL GmbH 6.25% 2/5/23 (c)	5,280,000	4,804,800
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (c)	2,880,000	2,815,200
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (c)	1,615,000	1,675,563
8.25% 2/1/20 (c)	6,730,000	7,293,638
		19,020,620
Gaming - 1.3%
MCE Finance Ltd. 5% 2/15/21 (c)	8,145,000	7,859,925
PNK Finance Corp. 6.375% 8/1/21 (c)	775,000	794,375
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (c)	855,000	842,175
		9,496,475
Healthcare - 5.0%
Community Health Systems, Inc. 5.125% 8/15/18	4,845,000	5,117,531
FWCT-2 Escrow Corp. 5.125% 8/1/21 (c)	545,000	548,406
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	2,295,000	2,369,588
6.875% 5/1/21	2,805,000	2,987,325
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	139,000	150,120
7.5% 2/15/20	526,000	566,765
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	6,305,000	6,399,575
Tenet Healthcare Corp.:
6% 10/1/20 (c)	775,000	815,688
6.25% 11/1/18	725,000	801,125
Valeant Pharmaceuticals International 6.875% 12/1/18 (c)	12,070,000	12,884,725
VPI Escrow Corp. 6.375% 10/15/20 (c)	4,010,000	4,280,675
		36,921,523
Homebuilders/Real Estate - 3.8%
CBRE Group, Inc. 6.625% 10/15/20	6,515,000	6,979,194
D.R. Horton, Inc.:
3.625% 2/15/18	2,165,000	2,197,475
4.375% 9/15/22	3,215,000	3,038,175
4.75% 5/15/17	3,015,000	3,195,900
4.75% 2/15/23	690,000	662,400
Howard Hughes Corp. 6.875% 10/1/21 (c)	1,505,000	1,568,963
Lennar Corp. 4.125% 12/1/18	4,045,000	4,039,944
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Toll Brothers Finance Corp.:
4% 12/31/18	$ 1,710,000	$ 1,735,650
4.375% 4/15/23	5,375,000	5,092,813
		28,510,514
Leisure - 1.9%
NCL Corp. Ltd. 5% 2/15/18	6,345,000	6,567,075
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	3,825,000	3,872,813
7.5% 10/15/27	3,280,000	3,476,800
		13,916,688
Metals/Mining - 4.0%
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (c)	5,455,000	4,104,888
10% 10/1/18 (c)	695,000	724,538
CONSOL Energy, Inc.:
8% 4/1/17	3,100,000	3,247,250
8.25% 4/1/20	1,550,000	1,679,813
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	8,720,000	9,038,280
6.875% 4/1/22 (c)	3,180,000	3,434,400
7% 11/1/15 (c)	3,117,000	3,242,615
New Gold, Inc. 6.25% 11/15/22 (c)	4,130,000	3,964,800
		29,436,584
Paper - 0.8%
Sappi Papier Holding GmbH 7.75% 7/15/17 (c)	5,675,000	6,285,063
Publishing/Printing - 0.8%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	1,135,000	1,140,675
7% 2/15/22	1,180,000	1,256,700
7.25% 5/15/18	1,302,000	1,490,790
7.625% 6/15/20	350,000	387,188
7.875% 3/15/21	1,130,000	1,254,300
8.25% 3/15/19	349,000	403,968
		5,933,621
Services - 2.1%
Audatex North America, Inc.:
6% 6/15/21 (c)	2,425,000	2,528,063
6.125% 11/1/23 (c)	235,000	243,225
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Bankrate, Inc. 6.125% 8/15/18 (c)	$ 4,170,000	$ 4,368,075
FTI Consulting, Inc. 6.75% 10/1/20	8,120,000	8,789,900
		15,929,263
Shipping - 0.5%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (c)	3,775,000	3,803,313
Steel - 1.0%
Commercial Metals Co. 4.875% 5/15/23	2,280,000	2,143,200
Steel Dynamics, Inc. 6.125% 8/15/19	4,845,000	5,293,163
		7,436,363
Super Retail - 1.3%
Best Buy Co., Inc. 5% 8/1/18	7,805,000	8,039,150
Netflix, Inc. 5.375% 2/1/21 (c)	1,268,000	1,279,095
		9,318,245
Technology - 4.5%
Activision Blizzard, Inc. 5.625% 9/15/21 (c)	1,225,000	1,267,875
ADT Corp.:
2.25% 7/15/17	630,000	620,944
4.125% 6/15/23	630,000	554,998
6.25% 10/15/21 (c)	5,110,000	5,283,485
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	2,030,000	1,877,750
Flextronics International Ltd. 4.625% 2/15/20	4,340,000	4,264,050
Nuance Communications, Inc. 5.375% 8/15/20 (c)	5,940,000	5,806,350
Seagate HDD Cayman 3.75% 11/15/18 (c)	6,815,000	6,951,300
VeriSign, Inc. 4.625% 5/1/23	5,330,000	5,103,475
Viasystems, Inc. 7.875% 5/1/19 (c)	1,960,000	2,097,200
		33,827,427
Telecommunications - 6.1%
Altice Financing SA:
6.5% 1/15/22 (c)	345,000	350,175
7.875% 12/15/19 (c)	9,840,000	10,676,400
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	5,325,000	5,231,813
MasTec, Inc. 4.875% 3/15/23	1,555,000	1,465,588
Neustar, Inc. 4.5% 1/15/23	2,990,000	2,563,925
Sprint Capital Corp.:
6.875% 11/15/28	640,000	611,200
8.75% 3/15/32	640,000	692,800
Sprint Communications, Inc. 9% 11/15/18 (c)	8,865,000	10,704,488
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (c)	5,840,000	6,145,432
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
T-Mobile U.S.A., Inc.: - continued
6.464% 4/28/19	$ 4,505,000	$ 4,741,513
TW Telecom Holdings, Inc. 5.375% 10/1/22	785,000	777,150
Wind Acquisition Finance SA 7.25% 2/15/18 (c)	1,455,000	1,524,113
		45,484,597
Textiles & Apparel - 0.7%
The William Carter Co. 5.25% 8/15/21 (c)	5,220,000	5,285,250
TOTAL NONCONVERTIBLE BONDS (Cost $662,317,470)		681,053,102
Bank Loan Obligations - 3.5%

Automotive - 0.1%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (e)	470,000	470,000
Cable TV - 0.3%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	1,950,100	1,940,350
Electric Utilities - 0.1%
Southwire LLC, Tranche B, term loan 1/31/21 (f)	635,000	635,794
Energy - 1.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	5,605,000	5,731,113
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (e)	1,860,000	1,860,000
Fieldwood Energy, LLC Tranche B 1LN, term loan 3.875% 9/30/18 (e)	189,525	190,710
		7,781,823
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 1/31/21 (f)	120,000	120,300
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (e)	105,000	105,525
Gaming - 0.2%
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	1,110,000	1,112,775
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - 0.3%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (e)	$ 525,000	$ 530,250
Endo Luxembourg Finance I Comp Tranche B, term loan 12/12/20 (f)	1,855,000	1,878,188
		2,408,438
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (e)	2,430,474	2,445,664
Metals/Mining - 0.6%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (e)	1,236,900	1,249,269
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	2,937,638	2,955,998
		4,205,267
Services - 0.2%
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (e)	100,000	100,625
Garda World Security Corp.:
term loan 4% 11/8/20 (e)	983,426	988,343
Tranche DD, term loan 4% 11/8/20 (e)	251,574	252,832
Redtop Acquisitions Ltd. Tranche B 1LN, term loan 4.5% 12/3/20 (e)	55,000	55,481
		1,397,281
Technology - 0.4%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	1,261,838	1,257,169
NXP BV Tranche D, term loan 3.25% 1/11/20 (e)	1,840,388	1,840,388
		3,097,557
Telecommunications - 0.0%
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (e)	150,000	150,000
TOTAL BANK LOAN OBLIGATIONS (Cost $25,577,704)		25,870,774
Preferred Securities - 0.3%

Banks & Thrifts - 0.3%
JPMorgan Chase & Co. 6% (d)(e) (Cost $2,730,000)	2,730,000	2,710,435
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $32,514,400)	32,514,400	$ 32,514,400
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $723,139,574)		742,148,711
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,323,502
NET ASSETS - 100%		$ 743,472,213
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $275,791,239 or 37.1% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,723
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 681,053,102	$ -	$ 681,053,102	$ -
Bank Loan Obligations	25,870,774	-	25,870,774	-
Preferred Securities	2,710,435	-	2,710,435	-
Money Market Funds	32,514,400	32,514,400	-	-
Total Investments in Securities:	$ 742,148,711	$ 32,514,400	$ 709,634,311	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $722,022,938. Net unrealized appreciation aggregated $20,125,773, of which $26,947,496 related to appreciated investment securities and $6,821,723 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014